File No. 33-62284(*)(**)

811-1979

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 35

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 36

Ohio National Variable Account B

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	The prospectus contained in this registration statement also related to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36591, 2-91214, 2-73471 and 2-78653.
**	Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Deposit. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

Prospectus

Single Purchase Payment

Individual Variable Annuity Contracts

Top Plus

Ohio National Variable Accounts A and B

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-800-366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”) for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Calvert Variable Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, VAB and the variable annuity contracts that you should know before investing. Additional information about VAA and VAB has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2014. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2014

Form V-4826	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.

Equity Portfolio	(ClearBridge, LLC)

Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)

Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)

Balanced Portfolio	(ICON Advisers, Inc.)

Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)

Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company

Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo LLC
Fidelity® VIP Target Volatility Portfolio(1)	Strategic Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund(1) (Class 4)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Global Markets Navigator Fund(1)	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)

Form V-4826	2

Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1)	Janus Capital Management LLC

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Equity Income Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust(sm) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

Form V-4826	3

(2) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4826	4

Form V-4826	5

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAA or VAB . The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) and VAB (Variable Account B)— Separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn)	1st	6%
	2nd	5%
	3rd	4%
	4th	3%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year) $15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 0.65%)
Account Expenses	0.25%
Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Form V-4826	6

Minimum without waivers		Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	2.88%

Example

This to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,010	$1,844	$2,785	$5,964

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$468	$1,480	$2,602	$5,964

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994	Ohio National Fund Capital Appreciation and Discovery portfolios were added.

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Core Growth, Growth & Income and Social Awareness portfolios were added.

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series

Form V-4826	7

portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000

Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005

Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

Form V-4826	8

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.

Form V-4826	9

May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $38.8 billion and equity of approximately $2.0 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Variable Accounts VAA and VAB

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Form V-4826	10

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA or VAB . These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s and/or VAB's participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Form V-4826	11

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract Years	Percentage
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Form V-4826	12

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

Accumulation Period

Purchase Payment

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Form V-4826	13

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

Form V-4826	14

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Form V-4826	15

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

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Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Death Benefit

If the annuitant (and any contingent annuitant) dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals, loans and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

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Ohio National Life Employee Discount

We and our affiliated companies may offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of purchase payments. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

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We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if the annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing at least 30 days written Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern Time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Form V-4826	20

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA or VAB are a part of, and are taxed with, our operations, VAA or VAB is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or VAB or upon capital gains realized by VAA or VAB on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

Form V-4826	21

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

•  taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Form V-4826	22

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Prior Contracts

Annual Payment Combination Variable Annuity

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

Portion of Total Purchase Payments	Deduction for Sales Expense	Deduction for Administrative Expense	Death Benefit Premium	Total* Combined Deductions
First $10,000	6.3%	2.2%	0.5%	9.0%
Next $15,000	5.5%	2.0%	0.5%	8.0%
Next $25,000	4.8%	1.7%	0.5%	7.0%
Next $50,000	4.0%	1.5%	0.5%	6.0%
Balance over $100,000	3.3%	1.2%	0.5%	5.0%

____________

* Plus 50 (cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 ½% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

Variable Interest Annuity

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

Flexible Payment Combination Annuity

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of

Form V-4826	23

VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

Multiple Funded Combination Annuity (“Top I”)

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or “Top I”) contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.1%.

Investar Vision/Top Spectrum Flexible Payment Variable Annuity

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

Year	Percent
1st and 2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

“Top Tradition” Flexible Purchase Payment Variable Annuity

From September 10, 1984 to April 30, 2004, we issued “Top Tradition” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

Accumulation Unit Values for Prior Contracts

Annual Payment Combination Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

VAA Equity	2004	$159.16	$177.18	12,256
	2005	$177.18	$186.14	11,298
	2006	$186.14	$196.59	10,112
	2007	$196.59	$183.17	9,680
	2008	$183.17	$81.94	8,842
	2009	$81.94	$112.85	7,352
	2010	$112.85	$120.58	7,170
	2011	$120.58	$115.35	6,505
	2012	$115.35	$132.13	6,221
	2013	$132.13	$180.13	5,400

Form V-4826	24

VAB Equity	2004	$168.72	$187.81	8,746
	2005	$187.81	$197.31	8,078
	2006	$197.31	$208.39	7,605
	2007	$208.39	$194.16	6,799
	2008	$194.16	$86.86	64,118
	2009	$86.86	$119.63	6,131
	2010	$119.63	$127.81	5,641
	2011	$127.81	$122.27	5,440
	2012	$122.27	$140.66	5,221
	2013	$140.66	$ 190.94	5,124

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Variable Interest Annuity
Money Market	2004	$31.47	$31.38	1,875	2,561
	2005	$31.38	$31.89	1,662	2,401
	2006	$31.89	$32.98	1,650	2,404
	2007	$32.98	$34.17	1,512	2,408
	2008	$32.98	$34.32	1,502	1,603
	2009	$34.32	$33.88	1,491	1,289
	2010	$33.88	$33.45	1,481	1,285
	2011	$33.45	$33.02	1,405	1,282
	2012	$33.02	$32.60	1,402	636
	2013	$32.60	$32.18	1,399	633

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Flexible Payment Combination Annuity
VAA Equity	2004	$88.91	$98.88	5,271
	2005	$98.88	$103.78	4,490
	2006	$103.78	$109.50	4,266
	2007	$109.50	$101.92	3,487
	2008	$101.92	$45.55	2,356
	2009	$45.55	$62.67	2,310
	2010	$62.67	$66.89	1,943
	2011	$66.89	$63.93	2,054
	2012	$63.93	$73.15	1,571
	2013	$73.15	$99.63	1,524

VAB Equity	2004	$85.64	$95.24	740
	2005	$95.24	$99.95	749
	2006	$99.95	$105.46	757
	2007	$105.46	$98.16	623
	2008	$98.16	$43.87	636
	2009	$43.87	$60.36	653
	2010	$60.36	$64.43	254

Form V-4826	25

Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
2011	$64.43	$61.57	253
2012	$61.57	$70.46	253
2013	$70.46	$95.96	252

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Ohio National Fund, Inc.
VAA Equity Portfolio	2004	$71.16	$79.14	61,451	0
	2005	$79.14	$83.06	55,439	0
	2006	$83.06	$87.63	46,445	0
	2007	$87.63	$81.57	39,732	0
	2008	$81.57	$36.45	32,405	0
	2009	$36.45	$50.16	29,083	0
	2010	$50.16	$53.54	24,834	0
	2011	$53.54	$51.17	19,528	0
	2012	$51.17	$58.55	17,782	0
	2013	$58.55	$79.74	16,650	0

VAB Equity Portfolio	2004	$74.32	$82.65	0	6,657
	2005	$82.65	$86.74	0	6,088
	2006	$86.74	$91.52	0	5,417
	2007	$91.52	$85.19	0	3,416
	2008	$85.19	$38.07	0	2,847
	2009	$38.07	$52.38	0	2,388
	2010	$52.38	$55.91	0	2,330
	2011	$55.91	$53.44	0	1,872
	2012	$53.44	$61.15	0	1,552
	2013	$61.15	$83.28	0	1,492

VAA Money Market Portfolio	2004	$23.85	$23.78	7,798	0
	2005	$23.78	$24.16	5,113	0
	2006	$24.16	$24.99	3,368	0
	2007	$24.99	$25.89	3,682	0
	2008	$25.89	$26.01	19,709	0
	2009	$26.01	$25.67	6,731	0
	2010	$25.67	$25.35	5,083	0
	2011	$25.35	$25.02	1,865	0
	2012	$25.02	$24.70	1,715	0
	2013	$24.70	$24.38	1,199	0

VAB Money Market Portfolio	2004	$23.86	$23.80	0	3,246
	2005	$23.80	$24.18	0	2,311

Form V-4826	26

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$24.18	$25.01	0	2,028
	2007	$25.01	$25.91	0	5,732
	2008	$25.91	$26.03	0	4,205
	2009	$26.03	$25.69	0	3,727
	2010	$25.69	$25.36	0	3,632
	2011	$25.36	$25.04	0	3,744
	2012	$25.04	$24.72	0	1,313
	2013	$24.72	$24.40	0	1,031

VAA Bond Portfolio	2004	$40.97	$42.91	6,923	0
	2005	$42.91	$42.62	6,131	0
	2006	$46.62	$44.03	5,259	0
	2007	$44.03	$45.17	4,847	0
	2008	$45.17	$39.56	3,854	0
	2009	$39.56	$47.32	3,494	0
	2010	$47.32	$42.01	9,462	0
	2011	$42.01	$53.10	2,234	0
	2012	$53.10	$56.33	2,166	0
	2013	$56.33	$54.64	1,244	0

VAB Bond Portfolio	2004	$40.95	$42.88	0	222
	2005	$42.88	$42.60	0	220
	2006	$42.60	$44.00	0	215
	2007	$44.00	$45.14	0	210
	2008	$45.14	$39.54	0	205
	2009	$39.54	$47.29	0	199
	2010	$47.29	$50.44	0	194
	2011	$50.44	$53.07	0	189
	2012	$53.07	$56.30	0	185
	2013	$56.30	$54.61	0	181

VAA Omni Portfolio	2004	$30.88	$32.72	31,922	0
	2005	$32.72	$35.43	25,224	0
	2006	$35.43	$39.71	22,695	0
	2007	$39.71	$42.03	18,665	0
	2008	$42.03	$28.49	13,735	0
	2009	$28.49	$37.52	11,676	0
	2010	$37.52	$42.01	9,462	0
	2011	$42.01	$39.84	7,844	0
	2012	$39.84	$44.15	6,523	0
	2013	$44.15	$57.01	5,132	0

VAB Omni Portfolio	2004	$30.84	$32.67	0	15,919
	2005	$32.67	$35.38	0	15,726
	2006	$35.38	$39.60	0	12,506

Form V-4826	27

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2007	$39.60	$41.97	0	8,503
	2008	$41.97	$28.45	0	7,530
	2009	$28.45	$37.47	0	6,376
	2010	$37.47	$41.95	0	5,734
	2011	$41.95	$39.79	0	4,198
	2012	$39.79	$44.09	0	4,077
	2013	$44.09	$56.93	0	4,059

International Portfolio	2004	$15.79	$17.64	30,030	4,193
	2005	$17.64	$19.09	21,559	3,487
	2006	$19.09	$22.52	19,796	3,297
	2007	$22.52	$24.37	14,771	1,612
	2008	$24.37	$13.00	9,260	1,084
	2009	$13.00	$17.77	9,131	666
	2010	$17.77	$20.52	7,169	659
	2011	$20.52	$17.17	6,984	552
	2012	$17.17	$20.42	6,695	477
	2013	$20.42	$22.56	5,449	470

Capital Appreciation Portfolio	2004	$23.73	$26.40	9,412	659
	2005	$26.40	$27.49	6,683	506
	2006	$27.49	$31.64	5,166	256
	2007	$31.64	$32.49	5,104	91
	2008	$32.49	$19.60	3,078	52
	2009	$19.60	$27.70	2,827	46
	2010	$27.70	$32.05	2,785	28
	2011	$32.05	$31.18	2,296	24
	2012	$31.18	$36.26	2,143	19
	2013	$36.26	$48.24	1,659	15

International Small-Mid Company Portfolio	2004	$16.17	$19.33	2,137	22
	2005	$19.33	$24.67	6,104	181
	2006	$24.67	$30.83	4,252	158
	2007	$30.83	$35.82	4,833	158
	2008	$35.82	$17.25	969	158
	2009	$17.25	$24.92	923	157
	2010	$24.92	$29.52	722	157
	2011	$29.52	$24.08	722	157
	2012	$24.08	$29.23	330	156
	2013	$29.23	$36.91	308	156

Small Cap Growth Portfolio	2004	$7.00	$7.72	1,864	1,440
	2005	$7.72	$8.13	4,190	1,438
	2006	$8.13	$10.10	3,805	612

Form V-4826	28

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2007	$10.10	$11.45	3,861	469
	2008	$11.45	$5.93	3,697	252
	2009	$5.93	$8.84	3,686	252
	2010	$8.84	$11.36	3,675	252
	2011	$11.36	$11.55	3,563	252
	2012	$11.55	$13.48	3,250	126
	2013	$13.48	$19.37	7,061	227

Mid Cap Opportunity Portfolio	2004	$10.97	$12.32	7,847	1,799
	2005	$12.32	$13.40	6,768	1,796
	2006	$13.40	$14.54	4,051	1,798
	2007	$14.54	$16.94	4,075	104
	2008	$16.94	$8.16	2,317	108
	2009	$8.16	$11.35	2,338	113
	2010	$11.35	$13.43	2,272	117
	2011	$13.43	$12.84	1,898	0
	2012	$12.84	$15.20	1,716	0
	2013	$15.20	$19.91	0	0

Capital Growth Portfolio	2004	$6.97	$8.25	3,935	0
	2005	$8.25	$8.38	1,564	0
	2006	$8.38	$9.95	1,142	0
	2007	$9.95	$10.94	1,122	0
	2008	$10.94	$6.89	848	0
	2009	$6.89	$9.22	828	0
	2010	$9.22	$12.44	827	0
	2011	$12.44	$12.00	827	0
	2012	$12.00	$13.51	752	0
	2013	$13.51	$17.41	716	0

S&P 500® Index Portfolio	2004	$8.22	$8.97	13,918	6,239
	2005	$8.97	$9.27	11,960	5,641
	2006	$9.27	$10.57	7,298	4,770
	2007	$10.57	$10.99	7,126	3,903
	2008	$10.99	$6.81	415	2,436
	2009	$6.81	$8.48	411	2,268
	2010	$8.48	$9.60	243	1,942
	2011	$9.60	$9.66	239	1,800
	2012	$9.66	$11.03	235	1,665
	2013	$11.03	$14.37	231	1,543

Strategic Value Portfolio	2004	$9.79	$10.61	1,542	1,048
	2005	$10.61	$10.99	1,542	1,048
	2006	$10.99	$12.65	1,542	1,048
	2007	$12.65	$11.42	1,541	1,047

Form V-4826	29

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$11.42	$8.10	0	0
	2009	$8.10	$8.94	0	0
	2010	$8.94	$9.90	0	0
	2011	$9.90	$11.17	0	0
	2012	$11.17	$11.84	0	0
	2013	$11.84	$14.17	0	0

Aggressive Growth Portfolio	2004	$5.84	$6.29	422	0
	2005	$6.29	$7.05	0	0
	2006	$7.05	$7.38	0	0
	2007	$7.38	$9.46	6,173	0
	2008	$9.46	$5.27	0	0
	2009	$5.27	$7.43	0	0
	2010	$7.43	$8.08	0	0
	2011	$8.08	$7.57	0	0
	2012	$7.57	$9.20	0	0
	2013	$9.20	$11.97	0	0

Nasdaq-100® Index Portfolio	2004	$3.65	$3.97	3,327	0
	2005	$3.97	$3.99	945	0
	2006	$3.99	$4.20	943	0
	2007	$4.20	$4.93	940	0
	2008	$4.93	$2.83	937	0
	2009	$2.83	$4.30	934	0
	2010	$4.30	$5.08	931	0
	2011	$5.08	$5.18	929	0
	2012	$5.18	$6.04	616	0
	2013	$6.04	$8.13	614	0

High Income Bond Portfolio	2004	$12.17	$13.32	1,470	160
	2005	$13.32	$13.57	3,303	155
	2006	$13.57	$14.79	2,867	160
	2007	$14.79	$11.42	1,541	165
	2008	$11.42	$11.19	2,064	170
	2009	$11.19	$16.51	2,063	175
	2010	$16.51	$18.63	2,063	178
	2011	$18.63	$19.42	1,994	0
	2012	$19.42	$21.96	1,925	0
	2013	$21.96	$23.26	0	0

Bristol Portfolio	2005	$10.00	$10.32	308	0
	2006	$10.32	$11.89	927	0
	2007	$11.89	$12.67	949	0
	2008	$12.67	$7.45	15	0
	2009	$7.45	$10.01	45	0

Form V-4826	30

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$10.01	$11.20	0	0
	2011	$11.20	$10.28	0	0
	2012	$10.28	$11.51	0	0
	2013	$11.51	$16.08	0	0

Bryton Growth Portfolio	2007	$12.04	$13.08	0	0
	2008	$13.08	$7.82	16	0
	2009	$7.82	$10.50	16	0
	2010	$10.50	$12.89	16	0
	2011	$12.89	$11.56	16	0
	2012	$11.56	$12.73	16	0
	2013	$12.73	$17.72	16	0

Balanced Portfolio	2007	$11.41	$12.67	0	1,577
	2008	$12.67	$9.16	0	0
	2009	$9.16	$11.31	0	0
	2010	$11.31	$12.06	0	0
	2011	$12.06	$12.20	0	0
	2012	$12.20	$13.67	0	0
	2013	$13.67	$15.59	0	0

Target VIP Portfolio	2007	$11.09	$11.96	0	0
	2008	$11.96	$6.75	0	0
	2009	$6.75	$7.66	0	0
	2010	$7.66	$9.05	0	0
	2011	$9.05	$8.82	0	0
	2012	$8.82	$10.06	0	0
	2013	$10.06	$13.60	0	0

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	$10.26	$6.03	0	0
	2009	$6.03	$8.49	0	0
	2010	$8.49	$9.47	0	0
	2011	$9.47	$9.20	0	0
	2012	$9.20	$10.12	0	0
	2013	$10.12	$13.88	11	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2008	$12.19	$6.21	0	0
	2009	$6.21	$8.38	0	0
	2010	$8.38	$9.11	0	0
	2011	$9.11	$8.38	0	0
	2012	$8.38	$9.56	0	0
	2013	$9.56	$11.22	0	0

Form V-4826	31

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.30	0	0
	2013	$10.30	$10.33	0	0

AllianceBernstein Variable Product Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2012	$10.00	$10.17	0	0
	2013	$10.17	$11.26	0	0

Calvert Variable Series, Inc.
Social Equity Portfolio	2005	$10.00	$7.50	0	1,050
	2006	$7.50	$8.17	0	1,049
	2007	$8.17	$8.88	0	1,049
	2008	$8.88	$5.64	0	1,049
	2009	$5.64	$7.49	0	1,048
	2010	$7.49	$8.69	0	1,048
	2011	$8.69	$8.48	0	1,048
	2012	$8.48	$9.73	0	524
	2013	$9.73	$12.61	0	485

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.31	$8.55	0	0
	2009	$8.55	$10.34	0	0
	2010	$10.34	$11.77	0	0
	2011	$11.77	$12.66	0	0
	2012	$12.66	$13.79	0	0
	2013	$13.79	$16.48	0	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	0	0
	2010	$8.02	$9.34	0	0
	2011	$9.34	$8.00	0	0
	2012	$8.00	$9.25	0	0
	2013	$9.25	$12.78	0	0

Federated Managed Volatility Fund II	2012	$10.00	$10.33	0	0
	2013	$10.33	$12.44	0	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2004	$9.07	$10.33	6,505	0
	2005	$10.33	$11.92	13,160	251

Form V-4826	32

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$11.92	$13.14	12,104	251
	2007	$13.14	$15.25	11,506	250
	2008	$15.25	$8.64	6,495	250
	2009	$8.64	$11.58	7,242	249
	2010	$11.58	$13.39	7,470	249
	2011	$13.39	$12.88	6,526	248
	2012	$12.88	$14.79	6,384	247
	2013	$14.79	$19.16	6,400	247

Fidelity® VIP Mid Cap Portfolio	2004	$12.97	$15.99	6,642	0
	2005	$15.99	$18.67	10,004	0
	2006	$18.67	$20.76	8,511	0
	2007	$20.76	$23.68	8,487	0
	2008	$23.68	$14.14	5,494	0
	2009	$14.14	$19.55	5,105	0
	2010	$19.55	$24.86	5,233	0
	2011	$24.86	$21.92	5,368	0
	2012	$21.92	$24.84	5,363	0
	2013	$24.84	$33.39	2,321	0

Fidelity® VIP Growth Portfolio	2004	$6.22	$6.34	11,489	1,181
	2005	$6.34	$6.62	6,227	1,174
	2006	$6.62	$6.98	6,185	277
	2007	$6.98	$8.74	5,963	287
	2008	$8.74	$4.56	5,482	298
	2009	$4.56	$5.77	5,021	314
	2010	$5.77	$7.07	4,649	326
	2011	$7.07	$6.99	984	0
	2012	$6.99	$7.91	983	0
	2013	$7.91	$10.63	982	0

Fidelity® VIP Equity-Income Portfolio	2007	$10.94	$12.30	1,383	960
	2008	$12.30	$6.96	0	0
	2009	$6.96	$8.94	0	0
	2010	$8.94	$10.16	0	0
	2011	$10.16	$10.12	0	0
	2012	$10.12	$11.71	0	0
	2013	$11.71	$14.81	0	0

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	0	0
	2009	$5.30	$7.20	0	0
	2010	$7.20	$9.26	282	0
	2011	$9.26	$9.87	390	0
	2012	$9.87	$11.55	1,421	0
	2013	$11.55	$11.61	1,445	0

Form V-4826	33

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	0	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2007	$11.77	$12.08	903	0
	2008	$12.08	$8.40	618	0
	2009	$8.40	$11.27	589	0
	2010	$11.27	$12.56	601	0
	2011	$12.56	$12.72	550	0
	2012	$12.72	$14.17	502	0
	2013	$14.17	$15.97	16	0

Franklin Flex Cap Growth VIP Fund	2007	$10.81	$12.22	0	0
	2008	$12.22	$7.82	0	0
	2009	$7.82	$10.28	0	0
	2010	$10.28	$11.82	0	0
	2011	$11.82	$11.13	0	0
	2012	$11.13	$12.02	0	0
	2013	$12.02	$16.35	0	0

Templeton Foreign VIP Fund	2007	$12.54	$14.32	853	0
	2008	$14.32	$8.44	407	0
	2009	$8.44	$11.44	392	0
	2010	$11.44	$12.27	392	0
	2011	$12.27	$10.85	391	0
	2012	$10.85	$12.69	333	0
	2013	$12.69	$15.43	305	0

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.62	0	0
	2009	$6.62	$8.51	0	0
	2010	$8.51	$9.28	0	0
	2011	$9.28	$9.03	0	0
	2012	$9.03	$10.28	0	0
	2013	$10.28	$12.58	0	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2004	$9.58	$11.25	5,276	0
	2005	$11.25	$11.57	2,285	0
	2006	$11.57	$14.03	1,532	0
	2007	$14.03	$14.09	1,522	0
	2008	$14.09	$9.12	334	0

Form V-4826	34

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$9.12	$10.68	325	0
	2010	$10.68	$11.74	317	0
	2011	$11.74	$10.80	309	0
	2012	$10.80	$12.72	300	0
	2013	$12.72	$16.76	292	0

Goldman Sachs U.S. Equity Insights Fund	2004	$8.42	$9.57	1,395	0
	2005	$9.57	$10.08	0	0
	2006	$10.08	$11.26	0	0
	2007	$11.26	$10.95	0	0
	2008	$10.95	$6.82	0	0
	2009	$6.82	$8.18	0	0
	2010	$8.18	$9.13	0	0
	2011	$9.13	$9.39	0	0
	2012	$9.39	$10.63	0	0
	2013	$10.63	$14.46	0	0

Goldman Sachs Strategic Growth Fund	2004	$7.88	$8.51	58	0
	2005	$8.51	$8.66	49	0
	2006	$8.66	$9.30	0	0
	2007	$9.30	$10.13	0	0
	2008	$10.13	$5.84	0	0
	2009	$5.84	$8.53	0	0
	2010	$8.53	$9.34	0	0
	2011	$9.34	$9.00	0	0
	2012	$9.00	$10.67	0	0
	2013	$10.67	$13.98	0	0

Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.24	0	0
	2013	$10.24	$11.50	0	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.88	1,233	0
	2010	$11.88	$12.77	1,431	0
	2011	$12.77	$11.72	8,635	0
	2012	$11.72	$13.82	8,916	0
	2013	$13.82	$17.10	1,929	0

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.58	1,206	0
	2010	$13.58	$15.73	1,205	0
	2011	$15.73	$12.22	1,205	0
	2012	$12.22	$12.31	0	0
	2013	$12.31	$13.13	0	0

Ivy Funds VIP Science and Technology	2009	$10.00	$12.91	0	0

Form V-4826	35

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$12.91	$14.40	0	0
	2011	$14.40	$13.43	48	0
	2012	$13.43	$16.97	812	0
	2013	$16.97	$26.26	1,375	0

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2004	$6.95	$7.18	5,953	1,366
	2005	$7.18	$7.41	4,648	1,201
	2006	$7.41	$8.16	3,663	1,150
	2007	$8.16	$9.29	3,545	1,038
	2008	$9.29	$5.54	2,510	881
	2009	$5.54	$7.47	2,341	749
	2010	$7.47	$8.46	2,317	610
	2011	$8.46	$7.93	2,111	570
	2012	$7.93	$9.30	1,119	457
	2013	$9.30	$11.99	1,119	424

Global Research Portfolio	2004	$7.65	$7.93	14,579	1,730
	2005	$7.93	$8.30	9,299	1,729
	2006	$8.30	$9.70	6,473	1,728
	2007	$9.70	$10.52	5,912	220
	2008	$10.52	$5.76	3,829	219
	2009	$5.76	$7.84	3,609	0
	2010	$7.84	$8.99	3,436	0
	2011	$8.99	$7.67	1,438	0
	2012	$7.67	$9.11	1,272	0
	2013	$9.11	$11.57	1,491	0

Balanced Portfolio	2004	$10.49	$11.26	19,532	8,062
	2005	$11.26	$12.03	15,867	7,472
	2006	$12.03	$13.17	10,425	7,474
	2007	$13.17	$14.40	9,529	1,274
	2008	$14.40	$11.98	4,836	1,277
	2009	$11.98	$14.92	5,331	1,281
	2010	$14.92	$16.00	5,602	1,284
	2011	$16.00	$16.08	5,309	1,132
	2012	$16.08	$18.07	5,317	0
	2013	$18.07	$21.48	3,812	0
Janus Aspen Series (Service Shares)
Overseas Portfolio	2005	$10.00	$10.94	730	0
	2006	$10.94	$15.87	10,899	0
	2007	$15.87	$20.09	11,812	0
	2008	$20.09	$9.49	513	0
	2009	$9.49	$16.81	3,659	0
	2010	$16.81	$20.79	2,905	0

Form V-4826	36

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$20.79	$13.92	2,828	0
	2012	$13.92	$15.58	673	0
	2013	$15.58	$17.61	462	0

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.22	0	0

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2007	$11.98	$12.14	519	990
	2008	$12.14	$8.02	0	0
	2009	$8.02	$10.04	0	0
	2010	$10.04	$12.26	0	0
	2011	$12.26	$12.39	0	0
	2012	$12.39	$14.75	0	0
	2013	$14.75	$19.30	0	0

J.P.Morgan Insurance Trust Small Cap Core Portfolio	2007	$11.61	$10.83	0	0
	2008	$10.83	$7.29	0	0
	2009	$7.29	$8.84	0	0
	2010	$8.84	$11.11	0	0
	2011	$11.11	$10.47	0	0
	2012	$10.47	$12.39	0	0
	2013	$12.39	$17.44	0	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2004	$16.36	$18.59	2,062	903
	2005	$18.59	$19.13	1,350	902
	2006	$19.13	$21.96	1,424	175
	2007	$21.96	$20.15	1,128	174
	2008	$20.15	$12.66	288	0
	2009	$12.66	$19.12	277	0
	2010	$19.12	$23.40	266	0
	2011	$23.40	$21.05	0	0
	2012	$21.05	$22.95	0	0
	2013	$22.95	$30.70	0	0

Lazard Retirement Emerging Markets Equity Portfolio	2004	$12.32	$15.91	2,677	0
	2005	$15.91	$22.15	7,746	0
	2006	$22.15	$28.48	2,956	442
	2007	$28.48	$37.55	4,644	510

Form V-4826	37

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$37.55	$19.04	538	141
	2009	$19.04	$31.99	1,000	501
	2010	$31.99	$38.82	1058	501
	2011	$38.82	$31.49	801	0
	2012	$31.49	$38.01	751	0
	2013	$38.01	$37.13	793	0

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.91	$11.67	0	0
	2008	$11.67	$7.47	0	0
	2009	$7.47	$9.37	0	0
	2010	$9.37	$10.46	0	0
	2011	$10.46	$10.55	0	0
	2012	$10.55	$11.90	0	0
	2013	$11.90	$15.07	0	0

Lazard Retirement International Equity Portfolio	2007	$12.64	$13.85	0	0
	2008	$13.85	$8.63	0	0
	2009	$8.63	$10.37	0	0
	2010	$10.37	$10.94	0	0
	2011	$10.94	$10.04	0	0
	2012	$10.04	$12.02	0	0
	2013	$12.02	$14.36	0	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.50	0	0
	2013	$10.50	$12.41	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2008	$11.93	$7.48	0	0
	2009	$7.48	$9.57	0	0
	2010	$9.57	$11.04	0	0
	2011	$11.04	$10.24	0	0
	2012	$10.24	$11.65	0	0
	2013	$11.65	$15.23	0	0

ClearBridge Variable Equity Income Portfolio	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0
	2011	$10.22	$10.91	0	0
	2012	$10.91	$12.32	0	0
	2013	$12.32	$15.35	0	0

ClearBridge Variable Large Cap Value Portfolio	2008	$12.34	$7.86	0	0
	2009	$7.86	$9.67	0	0

Form V-4826	38

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$9.67	$10.47	0	0
	2011	$10.47	$10.87	0	0
	2012	$10.87	$12.53	0	0
	2013	$12.53	$16.40	0	0

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.17	0	0
	2013	$10.17	$11.91	0	0

MFS® Variable Insurance Trust
MFS® New Discovery Series	2007	$11.61	$11.74	0	0
	2008	$11.74	$7.02	0	0
	2009	$7.02	$11.32	0	0
	2010	$11.32	$15.22	0	0
	2011	$15.22	$13.47	0	0
	2012	$13.47	$16.11	0	0
	2013	$16.11	$22.50	0	0

MFS® Investors Growth Series	2007	$10.88	$11.94	0	0
	2008	$11.94	$7.44	0	0
	2009	$7.44	$10.24	0	0
	2010	$10.24	$11.36	0	0
	2011	$11.36	$11.28	0	0
	2012	$11.28	$13.02	0	0
	2013	$13.02	$16.74	0	0

MFS® Mid Cap Growth Series	2007	$10.37	$11.24	0	0
	2008	$11.24	$5.38	0	0
	2009	$5.38	$7.52	0	0
	2010	$7.52	$9.61	0	0
	2011	$9.61	$8.92	0	0
	2012	$8.92	$10.27	0	0
	2013	$10.27	$13.93	0	0

MFS® Total Return Series	2007	$11.22	$11.54	0	524
	2008	$11.54	$8.87	0	0
	2009	$8.87	$10.32	0	0
	2010	$10.32	$11.19	620	0
	2011	$11.19	$11.25	620	0
	2012	$11.25	$12.34	619	0
	2013	$12.34	$14.49	619	0

Neuberger Berman Advisers Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.39	$5.56	0	0
	2009	$5.56	$8.03	0	0

Form V-4826	39

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$8.03	$10.01	0	0
	2011	$10.01	$9.24	0	0
	2012	$9.24	$10.54	0	0
	2013	$10.54	$14.25	0	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.21	0	0
	2013	$10.21	$10.90	0	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.21	123	0
	2013	$10.21	$11.35	0	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.17	165	0
	2013	$10.17	$11.67	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2007	$10.04	$10.99	367	0
	2008	$10.99	$10.10	0	514
	2009	$10.10	$11.83	0	512
	2010	$11.83	$12.65	19	511
	2011	$12.65	$13.97	68	510
	2012	$13.97	$15.03	754	509
	2013	$15.03	$13.49	663	171

Total Return Portfolio	2007	$10.42	$11.21	133	0
	2008	$11.21	$11.62	0	0
	2009	$11.62	$13.11	454	0
	2010	$13.11	$11.19	620	511
	2011	$11.19	$14.37	1,281	0
	2012	$14.37	$15.58	1,207	0
	2013	$15.58	$15.11	934	0

Global Bond Portfolio (Unhedged)	2007	$10.34	$11.23	0	0
	2008	$11.23	$11.01	330	487
	2009	$11.01	$12.73	316	485
	2010	$12.73	$14.06	299	484
	2011	$14.06	$14.96	191	483
	2012	$14.96	$15.82	83	482
	2013	$15.82	$14.32	77	167

CommodityRealReturn® Strategy Portfolio	2009		$13.38	449	0
	2010	$13.38	$16.48	723	0
	2011	$16.48	$15.07	795	0

Form V-4826	40

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$15.07	$15.70	757	0
	2013	$15.70	$13.25	639	0

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.04	0	0
	2013	$10.04	$11.06	0	0

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2005	$10.00	$10.32	1,535	0
	2006	$10.32	$11.80	3,239	0
	2007	$11.80	$11.42	4,554	0
	2008	$11.42	$8.23	993	0
	2009	$8.23	$11.00	1,087	0
	2010	$11.00	$13.11	1,349	0
	2011	$13.11	$12.54	1,431	0
	2012	$12.54	$13.96	1,397	0
	2013	$13.96	$18.60	1,416	0

Micro-Cap Portfolio	2007	$12.59	$12.95	0	0
	2008	$12.95	$7.26	993	0
	2009	$7.26	$11.35	17	0
	2010	$11.35	$14.60	17	0
	2011	$14.60	$12.69	17	0
	2012	$12.69	$13.51	17	0
	2013	$13.51	$16.16	17	0

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$18.81	$25.31	7,435	0
	2005	$25.31	$29.39	2,072	0
	2006	$29.39	$40.13	3,701	0
	2007	$40.13	$32.91	1,405	0
	2008	$32.91	$20.22	1,239	0
	2009	$20.22	$25.67	1,238	0
	2010	$25.67	$32.99	1,237	0
	2011	$32.99	$34.57	1,202	0
	2012	$34.57	$39.60	1,167	0
	2013	$39.60	$39.98	208	0

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2008	$10.80	$9.57	0	0
	2009	$9.57	$10.35	0	0
	2010	$10.35	$10.94	0	0
	2011	$10.94	$11.41	0	0
	2012	$11.41	$12.32	0	0

Form V-4826	41

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$12.32	$12.11	0	0

Morgan Stanley UIF Growth Portfolio	2008	$12.34	$6.18	0	0
	2009	$6.18	$10.10	0	0
	2010	$10.10	$12.25	0	0
	2011	$12.25	$11.74	0	0
	2012	$11.74	$13.25	0	0
	2013	$13.25	$19.36	0	0

Wells Fargo Advantage FundsSM Variable Trust
VT Opportunity Fund	2004	$10.99	$12.85	3,842	1,110
	2005	$12.85	$13.72	3,214	1,110
	2006	$13.72	$15.22	1,836	336
	2007	$15.22	$16.06	1,350	287
	2008	$16.06	$9.51	292	213
	2009	$9.51	$13.90	291	212
	2010	$13.90	$17.02	291	128
	2011	$17.02	$15.90	290	128
	2012	$15.90	$18.17	290	0
	2013	$18.17	$23.49	290	0

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2004	$11.93	$11.88	253,390
	2005	$11.88	$12.06	149,232
	2006	$12.06	$12.46	114,065
	2007	$12.46	$12.90	68,778
	2008	$12.90	$12.94	50,589
	2009	$12.94	$12.76	41,875
	2010	$12.76	$12.59	31,182
	2011	$12.59	$12.41	22,159
	2012	$12.41	$12.24	18,999
	2013	$12.24	$12.07	13,798

Equity Portfolio	2004	$13.56	$15.03	137,163
	2005	$15.03	$15.73	101,320
	2006	$15.73	$16.55	58,657
	2007	$16.55	$15.36	41,716
	2008	$15.36	$6.84	30,477
	2009	$6.84	$9.39	23,936

Form V-4826	42

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2010	$9.39	$9.99	21,776
	2011	$9.99	$9.52	20,672
	2012	$9.52	$10.86	17,680
	2013	$10.86	$14.75	17,096

Bond Portfolio	2004	$14.47	$15.11	62,994
	2005	$15.11	$14.96	50,332
	2006	$14.96	$15.41	38,047
	2007	$15.41	$15.77	20,500
	2008	$15.77	$13.77	9,783
	2009	$13.77	$16.42	9,439
	2010	$16.42	$17.46	6,259
	2011	$17.46	$18.32	5,668
	2012	$18.32	$19.37	4,627
	2013	$19.37	$18.74	2,900

Omni Portfolio	2004	$8.97	$9.47	89,833
	2005	$9.47	$10.23	62,008
	2006	$10.23	$11.43	41,259
	2007	$11.43	$12.06	27,967
	2008	$12.06	$8.15	19,400
	2009	$8.15	$10.70	16,240
	2010	$10.70	$11.95	13,850
	2011	$11.95	$11.30	9,542
	2012	$11.30	$12.48	7,179
	2013	$12.48	$16.07	6,238

S&P 500® Index Portfolio	2004	$10.39	$11.31	131,066
	2005	$11.31	$11.65	102,279
	2006	$11.65	$13.25	67,923
	2007	$13.25	$13.72	42,457
	2008	$13.72	$8.49	33,273
	2009	$8.49	$10.53	28,053
	2010	$10.53	$11.89	18,262
	2011	$11.89	$11.93	15,002
	2012	$11.93	$13.57	12,136
	2013	$13.57	$17.64	7,633

International Portfolio	2004	$9.33	$10.39	44,121
	2005	$10.39	$11.22	37,720
	2006	$11.22	$13.19	27,810
	2007	$13.19	$14.23	13,542
	2008	$14.23	$7.57	11,303
	2009	$7.57	$10.32	10,035
	2010	$10.32	$11.88	5,954

Form V-4826	43

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2011	$11.88	$9.91	4,597
	2012	$9.91	$11.75	3,627
	2013	$11.75	$12.94	3,620

International Small-Mid Company Portfolio	2004	$14.14	$16.85	23,943
	2005	$16.85	$21.44	22,876
	2006	$21.44	$26.72	19,823
	2007	$26.72	$30.95	8,696
	2008	$30.95	$14.86	8,163
	2009	$14.86	$21.41	7,513
	2010	$21.41	$25.28	5,237
	2011	$25.28	$20.56	3,146
	2012	$20.56	$24.88	1,671
	2013	$24.88	$31.33	1,483

Capital Appreciation Portfolio	2004	$17.86	$19.82	65,541
	2005	$19.82	$20.57	47,804
	2006	$20.57	$23.61	34,030
	2007	$23.61	$24.17	21,920
	2008	$24.17	$14.54	15,501
	2009	$14.54	$20.48	12,258
	2010	$20.48	$23.63	9,613
	2011	$23.63	$22.92	7,495
	2012	$22.92	$26.58	5,985
	2013	$26.58	$35.26	5,493

Mid Cap Opportunity Portfolio	2004	$12.22	$13.68	2,983
	2005	$13.68	$14.84	4,178
	2006	$14.84	$16.05	872
	2007	$16.05	$18.65	581
	2008	$18.65	$8.96	807
	2009	$8.96	$12.42	631
	2010	$12.42	$14.65	594
	2011	$14.65	$13.97	547
	2012	$13.97	$16.49	64
	2013	$16.49	$21.54	0

Capital Growth Portfolio	2004	$15.01	$17.72	2,536
	2005	$17.72	$17.93	1,524
	2006	$17.93	$21.25	2,499
	2007	$21.25	$23.30	594
	2008	$23.30	$14.62	557
	2009	$14.62	$19.51	514
	2010	$19.51	$26.25	353
	2011	$26.25	$25.25	317

Form V-4826	44

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2012	$25.25	$28.34	317
	2013	$28.34	$36.41	317

High Income Bond Portfolio	2004	$11.64	$12.70	5,873
	2005	$12.70	$12.90	5,409
	2006	$12.90	$14.01	2,975
	2007	$14.01	$14.30	1,993
	2008	$14.30	$10.54	1,789
	2009	$10.54	$15.51	1,335
	2010	$15.51	$17.45	771
	2011	$17.45	$18.13	835
	2012	$18.13	$20.44	834
	2013	$20.44

Strategic Value Portfolio	2004	$9.90	$10.70	5,708
	2005	$10.70	$11.05	1,769
	2006	$11.05	$12.68	100
	2007	$12.68	$11.41	650
	2008	$11.41	$8.07	3,257
	2009	$8.07	$8.88	366
	2010	$8.88	$9.80	366
	2011	$9.80	$11.02	366
	2012	$11.02	$11.66	0
	2013	$11.66	$13.91	0

Aggressive Growth Portfolio	2004	$5.49	$5.90	25,931
	2005	$5.90	$6.59	19,393
	2006	$6.59	$6.88	18,438
	2007	$6.88	$8.79	15,976
	2008	$8.79	$4.88	14,651
	2009	$4.88	$6.86	8,910
	2010	$6.86	$7.44	6,836
	2011	$7.44	$6.96	4,530
	2012	$6.96	$8.43	4,199
	2013	$8.43	$10.92	4,171

Small Cap Growth Portfolio	2004	$6.92	$7.60	2,692
	2005	$7.60	$7.98	2,258
	2006	$7.98	$9.89	2,257
	2007	$9.89	$11.18	0
	2008	$11.18	$5.77	0
	2009	$5.77	$8.57	0
	2010	$8.57	$10.99	0
	2011	$10.99	$11.14	0
	2012	$11.14	$12.96	0

Form V-4826	45

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2013	$12.96	$18.57	9,230

Nasdaq-100® Index Portfolio	2004	$3.61	$3.92	3,474
	2005	$3.92	$3.92	2,754
	2006	$3.92	$4.12	2,013
	2007	$4.12	$4.82	1,285
	2008	$4.82	$2.76	1,441
	2009	$2.76	$4.18	1,330
	2010	$4.18	$4.92	0
	2011	$4.92	$5.01	0
	2012	$5.01	$5.82	0
	2013	$5.82	$7.80	0

Bristol Portfolio	2006	$12.32	$11.84	2,837
	2007	$11.84	$12.59	3,071
	2008	$12.59	$7.38	3,092
	2009	$7.38	$9.88	3,047
	2010	$9.88	$11.03	2,200
	2011	$11.03	$10.10	2,156
	2012	$10.10	$11.27	1,050
	2013	$11.27	$15.69	1,050

Bryton Growth Portfolio	2006	$10.12	$11.99	33
	2007	$11.99	$13.00	33
	2008	$13.00	$7.75	0
	2009	$7.75	$10.37	0
	2010	$10.37	$12.69	0
	2011	$12.69	$11.35	0
	2012	$11.35	$12.46	0
	2013	$12.46	$17.29	0

Balanced Portfolio	2007	$11.37	$12.59	0
	2008	$12.59	$9.07	0
	2009	$9.07	$11.17	1,836
	2010	$11.17	$11.88	1,836
	2011	$11.88	$11.98	1,836
	2012	$11.98	$13.39	1,836
	2013	$13.39	$15.22	1,836

Target VIP Portfolio	2007	$11.05	$11.96	0
	2008	$11.96	$6.68	0
	2009	$6.68	$7.56	0
	2010	$7.56	$8.91	0
	2011	$8.91	$8.66	0
	2012	$8.66	$9.85	0

Form V-4826	46

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2013	$9.85	$13.28	0

Bristol Growth Portfolio	2007	$10.00	$10.24	0
	2008	$10.24	$6.00	0
	2009	$6.00	$8.42	0
	2010	$8.42	$9.37	0
	2011	$9.37	$9.08	0
	2012	$9.08	$9.95	0
	2013	$9.95	$13.60	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2008	$12.13	$6.16	0
	2009	$6.16	$8.29	0
	2010	$8.29	$8.99	0
	2011	$8.99	$8.24	0
	2012	$8.24	$9.37	0
	2013	$9.37	$10.97	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.28	0
	2013	$10.28	$10.28	0

AllianceBernstein Variable Product Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.20	0

Calvert Variable Series, Inc.
Social Equity Portfolio	2007	$8.00	$8.67	246
	2008	$8.67	$5.49	245
	2009	$5.49	$7.27	243
	2010	$7.27	$8.41	242
	2011	$8.41	$8.18	241
	2012	$8.18	$9.35	239
	2013	$9.35

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.23	$8.47	2,587
	2009	$8.47	$10.22	0
	2010	$10.22	$11.59	0
	2011	$11.59	$12.43	0
	2012	$12.43	$13.50	0
	2013	$13.50	$12.09	239

Form V-4826	47

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.27	0
	2009	$6.27	$7.98	568
	2010	$7.98	$9.27	568
	2011	$9.27	$7.91	568
	2012	$7.91	$9.13	568
	2013	$9.13	$12.57	568

Federated Managed Volatility Fund II	2012	$10.00	$10.31	0
	2013	$10.31	$12.37	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2004	$8.97	$10.19	14,766
	2005	$10.19	$11.73	12,539
	2006	$11.73	$12.89	11,103
	2007	$12.89	$14.90	5,743
	2008	$14.90	$8.42	4,177
	2009	$8.42	$11.25	2,501
	2010	$11.25	$12.98	2,308
	2011	$12.98	$12.44	2,168
	2012	$12.44	$14.25	1,751
	2013	$14.25	$18.40	1,710

Fidelity® VIP Mid Cap Portfolio	2004	$12.83	$15.77	8,169
	2005	$15.77	$18.36	9,823
	2006	$18.36	$20.35	5,564
	2007	$20.35	$23.15	5,512
	2008	$23.15	$13.78	4,740
	2009	$13.78	$19.00	4,467
	2010	$19.00	$24.09	2,812
	2011	$24.09	$21.18	28
	2012	$21.18	$23.93	1,963
	2013	$23.93	$32.06	1,662

Fidelity® VIP Growth Portfolio	2004	$6.15	$6.26	17,382
	2005	$6.26	$6.51	20,540
	2006	$6.51	$6.84	16,778
	2007	$6.84	$8.55	6,289
	2008	$8.55	$4.44	2,966
	2009	$4.44	$5.60	1,260
	2010	$5.60	$6.85	1,119
	2011	$6.85	$6.75	826
	2012	$6.75	$7.61	707

Form V-4826	48

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2013	$7.61	$10.21	701

Fidelity® VIP Equity-Income Portfolio	2006	$10.11	$12.24	94
	2007	$12.24	$12.22	93
	2008	$12.22	$6.89	93
	2009	$6.89	$8.83	92
	2010	$8.83	$10.01	92
	2011	$10.01	$9.93	91
	2012	$9.93	$11.47	91
	2013	$11.47	$14.45	0

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	0
	2009	$5.28	$7.16	0
	2010	$7.16	$9.19	0
	2011	$9.19	$9.77	0
	2012	$9.77	$11.39	0
	2013	$11.39	$11.42	0

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2006	$10.06	$11.73	3,555
	2007	$11.73	$12.00	931
	2008	$12.00	$8.32	929
	2009	$8.32	$11.13	0
	2010	$11.13	$12.37	0
	2011	$12.37	$12.49	205
	2012	$12.49	$13.87	220
	2013	$13.87	$15.59	179

Templeton Foreign VIP Fund	2006	$10.44	$12.49	1,016
	2007	$12.49	$14.23	1,121
	2008	$14.23	$8.36	1,064
	2009	$8.36	$11.30	839
	2010	$11.30	$12.09	868
	2011	$12.09	$10.65	1,023
	2012	$10.65	$12.42	858
	2013	$12.42	$15.06	783

Franklin Flex Cap Growth VIP Fund	2007	$10.77	$12.14	0
	2008	$12.14	$7.74	0
	2009	$7.74	$10.15	0
	2010	$10.15	$11.64	0
	2011	$11.64	$10.92	218

Form V-4826	49

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2012	$10.92	$11.77	181
	2013	$11.77	$15.96	148

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.60	0
	2009	$6.60	$8.47	0
	2010	$8.47	$9.21	0
	2011	$9.21	$8.93	0
	2012	$8.93	$10.14	0
	2013	$10.14	$12.37	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs U.S. Equity Insights Fund	2004	$9.50	$10.77	6
	2005	$10.77	$11.32	1,462
	2006	$11.32	$12.60	1,899
	2007	$12.60	$12.22	2,032
	2008	$12.22	$7.59	1,993
	2009	$7.59	$9.07	2,011
	2010	$9.07	$10.10	1,071
	2011	$10.10	$10.36	1,001
	2012	$10.36	$11.69	933
	2013	$11.69	$15.86	874

Goldman Sachs Strategic Growth Fund	2004	$10.12	$10.89	13,942
	2005	$10.89	$11.06	13,742
	2006	$11.06	$11.84	8,736
	2007	$11.84	$12.86	4,868
	2008	$12.86	$7.38	4,687
	2009	$7.38	$10.76	2,828
	2010	$10.76	$11.75	560
	2011	$11.75	$11.28	381
	2012	$11.28	$13.34	380
	2013	$13.34	$17.42	379

Goldman Sachs Large Cap Value Fund	2006	$11.71	$12.04	9,002
	2007	$12.04	$12.05	7,980
	2008	$12.05	$7.78	6,457
	2009	$7.78	$9.08	4,882
	2010	$9.08	$9.95	2,689
	2011	$9.95	$9.13	2,623
	2012	$9.13	$10.72	2,210
	2013	$10.72	$14.09	2,153

Form V-4826	50

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.22	0
	2013	$10.22	$11.44	0

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2004	$9.66	$9.96	17,072
	2005	$9.96	$10.25	11,602
	2006	$10.25	$11.25	9,669
	2007	$11.25	$12.77	8,214
	2008	$12.77	$7.59	7,468
	2009	$7.59	$10.21	7,384
	2010	$10.21	$11.53	1,087
	2011	$11.53	$10.77	924
	2012	$10.77	$12.59	923
	2013	$12.59	$16.19	923

Global Research Portfolio	2004	$9.55	$9.87	51,613
	2005	$9.87	$10.31	39,235
	2006	$10.31	$12.02	18,295
	2007	$12.02	$12.99	13,721
	2008	$12.99	$7.09	6,822
	2009	$7.09	$9.63	6,089
	2010	$9.63	$11.00	4,129
	2011	$11.00	$9.35	3,155
	2012	$9.35	$11.08	2,533
	2013	$11.08	$14.03	2,299

Balanced Portfolio	2004	$14.05	$15.04	189,347
	2005	$15.04	$16.01	135,505
	2006	$16.01	$17.48	88,148
	2007	$17.48	$19.06	57,739
	2008	$19.06	$15.82	38,776
	2009	$15.82	$19.64	29,380
	2010	$19.64	$20.99	17,822
	2011	$20.99	$21.04	16,751
	2012	$21.04	$23.57	13,266
	2013	$23.57	$27.93	8,952

Janus Aspen Series (Service Shares)
Overseas Portfolio	2006	$16.00	$15.81	1,573
	2007	$15.81	$19.96	616
	2008	$19.96	$9.40	461
	2009	$9.40	$16.61	1,050
	2010	$16.61	$20.48	93
	2011	$20.48	$13.66	93
	2012	$13.66	$15.25	93

Form V-4826	51

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2013	$15.25	$17.19	92

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0
	2013	$9.89	$12.18	0

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2006	$15.12	$11.57	33
	2007	$11.57	$10.76	33
	2008	$10.76	$7.22	0
	2009	$7.22	$8.73	0
	2010	$8.73	$10.94	0
	2011	$10.94	$10.28	0
	2012	$10.28	$12.13	0
	2013	$12.13	$17.03	0

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2006	$18.27	$11.93	2,049
	2007	$11.93	$12.06	2,201
	2008	$12.06	$7.94	2,129
	2009	$7.94	$9.92	2,169
	2010	$9.92	$12.07	1,433
	2011	$12.07	$12.17	1,407
	2012	$12.17	$14.44	1,297
	2013	$14.44	$18.84	1,276

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	2004	$14.25	$16.15	4,166
	2005	$16.15	$16.56	5,290
	2006	$16.56	$18.96	2,424
	2007	$18.96	$17.35	411
	2008	$17.35	$10.87	316
	2009	$10.87	$16.36	295
	2010	$16.36	$19.97	279
	2011	$19.97	$17.90	265
	2012	$17.90	$19.46	0
	2013	$19.46	$25.96	0

Lazard Retirement Emerging Markets Equity Portfolio	2004	$11.17	$14.38	12,143
	2005	$14.38	$19.97	11,475
	2006	$19.97	$25.60	8,469
	2007	$25.60	$33.65	7,460

Form V-4826	52

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2008	$33.65	$17.01	4,803
	2009	$17.01	$28.50	3,285
	2010	$28.50	$34.48	1,871
	2011	$34.48	$27.89	1,816
	2012	$27.89	$33.56	574
	2013	$33.56	$32.69	474

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.87	$11.60	0
	2008	$11.60	$7.40	0
	2009	$7.40	$9.26	0
	2010	$9.26	$10.30	0
	2011	$10.30	$10.36	0
	2012	$10.36	$11.65	0
	2013	$11.65	$14.71	0

Lazard Retirement International Equity Portfolio	2007	$12.60	$13.76	0
	2008	$13.76	$8.55	0
	2009	$8.55	$10.24	0
	2010	$10.24	$10.78	0
	2011	$10.78	$9.85	0
	2012	$9.85	$11.77	0
	2013	$11.77	$14.02	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	0
	2013	$10.48	$12.35	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2006	$10.20	$11.87	721
	2007	$11.87	$11.85	606
	2008	$11.85	$7.41	401
	2009	$7.41	$9.46	400
	2010	$9.46	$10.87	400
	2011	$10.87	$10.06	399
	2012	$10.06	$11.41	0
	2013	$11.41	$14.87	0

ClearBridge Variable Equity Income Portfolio	2007	$11.35	$11.71	0
	2008	$11.71	$7.50	0
	2009	$7.50	$9.09	0
	2010	$9.09	$10.07	0
	2011	$10.07	$10.71	0
	2012	$10.71	$12.06	0
	2013	$12.06	$14.98	0

Form V-4826	53

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

ClearBridge Variable Large Cap Value Portfolio	2007	$11.96	$12.26	110
	2008	$12.26	$7.78	110
	2009	$7.78	$9.55	109
	2010	$9.55	$10.31	109
	2011	$10.31	$10.68	108
	2012	$10.68	$12.27	107
	2013	$12.27	$16.01	107

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.85	0

MFS® Variable Insurance Trust (Service Class)
MFS® Total Return Series	2004	$11.64	$12.75	28,501
	2005	$12.75	$12.90	36,869
	2006	$12.90	$14.21	27,199
	2007	$14.21	$14.56	25,460
	2008	$14.56	$11.15	20,472
	2009	$11.15	$12.95	17,870
	2010	$12.95	$14.00	15,787
	2011	$14.00	$14.03	13,876
	2012	$14.03	$15.34	12,536
	2013	$15.34	$17.97	12,243

MFS® New Discovery Series	2006	$11.32	$15.54	6,065
	2007	$15.54	$15.67	268
	2008	$15.67	$9.34	246
	2009	$9.34	$15.01	2,274
	2010	$15.01	$20.13	61
	2011	$20.13	$17.77	0
	2012	$17.77	$21.18	0
	2013	$21.18	$29.50	0

MFS® Investors Growth Series	2006	$10.41	$13.76	0
	2007	$13.76	$15.06	0
	2008	$15.06	$9.36	0
	2009	$9.36	$12.84	0
	2010	$12.84	$14.20	0
	2011	$14.20	$14.06	0
	2012	$14.06	$16.18	0
	2013	$16.18	$20.75	0

MFS® Mid Cap Growth Series	2006	$9.74	$15.46	1,023
	2007	$15.46	$16.70	983

Form V-4826	54

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2008	$16.70	$7.97	766
	2009	$7.97	$11.10	742
	2010	$11.10	$14.15	722
	2011	$14.15	$13.09	762
	2012	$13.09	$15.03	140
	2013	$15.03	$20.34	114

Neuberger Berman Advisers Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.34	$5.51	0
	2009	$5.51	$7.94	0
	2010	$7.94	$9.87	0
	2011	$9.87	$9.08	0
	2012	$9.08	$10.33	0
	2013	$10.33	$13.93	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.19	0
	2013	$10.19	$10.85	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	0
	2013	$10.19	$11.29	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.61	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2004	$11.45	$12.29	6,996
	2005	$12.29	$12.38	7,103
	2006	$12.38	$12.30	7,567
	2007	$12.30	$13.42	5,607
	2008	$13.42	$12.30	5,019
	2009	$12.30	$14.36	5,512
	2010	$14.36	$15.31	2,074
	2011	$15.31	$16.86	1,872
	2012	$16.86	$18.08	1,674
	2013	$18.08	$16.19	1,562

PIMCO Total Return Portfolio	2004	$10.79	$11.16	2,058
	2005	$11.16	$11.28	7,338
	2006	$11.28	$11.55	2,467
	2007	$11.55	$12.39	1,896

Form V-4826	55

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2008	$12.39	$12.81	1,835
	2009	$12.81	$14.41	1,814
	2010	$14.41	$15.36	1,662
	2011	$15.36	$15.70	2,057
	2012	$15.70	$16.96	1,112
	2013	$16.96	$16.40	1,086

PIMCO Global Bond Portfolio	2006	$12.31	$12.49	1,342
	2007	$12.49	$13.52	1,556
	2008	$13.52	$13.22	2,475
	2009	$13.22	$15.24	2,195
	2010	$15.24	$16.78	1,735
	2011	$16.78	$17.80	1,384
	2012	$17.80	$18.77	1,126
	2013	$18.77	$16.94	1,026

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	0
	2013	$10.02	$11.01	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	2006	$17.02	$19.40	4,772
	2007	$19.40	$21.06	175
	2008	$21.06	$12.59	94
	2009	$12.59	$19.54	0
	2010	$19.54	$20.69	0
	2011	$20.69	$19.48	0
	2012	$19.48	$21.25	0
	2013	$21.25	$27.11	0

Jennison Portfolio	2007	$14.84	$16.32	0
	2008	$16.32	$10.05	0
	2009	$10.05	$14.13	0
	2010	$14.13	$15.53	0
	2011	$15.53	$15.31	0
	2012	$15.31	$17.47	0
	2013	$17.47	$23.62	0

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2006	$18.66	$11.76	898
	2007	$11.76	$11.35	522
	2008	$11.35	$8.15	2,498
	2009	$8.15	$10.86	153
	2010	$10.86	$12.91	152

Form V-4826	56

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2011	$12.91	$12.32	152
	2012	$12.32	$13.66	151
	2013	$13.66	$18.16	87

Micro Cap Portfolio	2007	$12.54	$12.86	0
	2008	$12.86	$7.20	0
	2009	$7.20	$11.22	2,767
	2010	$11.22	$14.37	507
	2011	$14.37	$12.46	507
	2012	$12.46	$13.22	507
	2013	$13.22	$15.78	507

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$15.92	$21.41	5,660
	2005	$21.41	$24.72	3,390
	2006	$24.72	$33.65	6,690
	2007	$33.65	$27.52	1,695
	2008	$27.52	$16.86	1,287
	2009	$16.86	$21.33	1,068
	2010	$21.33	$27.34	811
	2011	$27.34	$28.56	674
	2012	$28.56	$32.63	641
	2013	$32.63	$32.84	612

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income	2006	$12.26	$10.34	986
	2007	$10.34	$10.73	986
	2008	$10.73	$9.48	986
	2009	$9.48	$10.22	986
	2010	$10.22	$10.77	986
	2011	$10.77	$11.20	986
	2012	$11.20	$12.06	986
	2013	$12.06	$11.82	986

Morgan Stanley UIF Growth Portfolio	2008	$12.28	$6.13	0
	2009	$6.13	$9.99	2,608
	2010	$9.99	$12.08	0
	2011	$12.08	$11.55	0
	2012	$11.55	$12.99	0
	2013	$12.99	$18.92	0

Wells Fargo Advantage FundsSM Variable Trust

Form V-4826	57

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
VT Small/Mid Cap Fund	2004	$10.09	$11.85	9,754
	2005	$11.85	$12.81	5,091
	2006	$12.81	$15.34	769
	2007	$15.34	$15.02	692
	2008	$15.02	$8.21	394
	2009	$8.21	$12.97	341
	2010	$12.97	$15.00	295
	2011	$15.00	$13.72	252
	2012	$13.72	$15.42	210
	2013	$15.42	$17.46	171

VT Opportunity Fund	2004	$12.36	$14.41	6,383
	2005	$14.41	$15.33	4,622
	2006	$15.33	$16.96	2,670
	2007	$16.96	$17.84	2,212
	2008	$17.84	$10.54	620
	2009	$10.54	$15.35	442
	2010	$15.35	$18.74	108
	2011	$18.74	$17.46	0
	2012	$17.46	$19.89	0
	2013	$19.89	$25.63	0

VT Discovery Fund	2004	$10.16	$11.70	0
	2005	$11.70	$13.44	2,057
	2006	$13.44	$14.49	3,222
	2007	$14.49	$17.48	2,541
	2008	$17.48	$9.59	1,106
	2009	$9.59	$13.27	540
	2010	$13.27	$17.74	540
	2011	$17.74	$17.57	484
	2012	$17.57	$20.39	484
	2013	$20.39	$28.92	484

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
VAA Money Market Portfolio	2004	$21.42	$21.40	122,529	0
	2005	$21.40	$21.79	85,123	0
	2006	$21.79	$22.58	101,475	0
	2007	$22.58	$23.44	103,486	0
	2008	$23.44	$23.59	170,014	0
	2009	$23.59	$23.33	121,131	0
	2010	$23.33	$23.08	78,781	0
	2011	$23.08	$22.83	88,851	0

Form V-4826	58

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$22.83	$22.58	64,088	0
	2013	$22.58	$22.33	43,038	0

VAB Money Market Portfolio	2004	$21.60	$21.58	0	46,172
	2005	$21.58	$21.97	0	40,430
	2006	$21.97	$22.77	0	38,685
	2007	$22.77	$23.64	0	96,754
	2008	$23.64	$23.79	0	85,475
	2009	$23.79	$23.53	0	40,720
	2010	$23.53	$23.28	0	31,291
	2011	$23.28	$23.02	0	32,973
	2012	$23.02	$22.77	0	30,698
	2013	$22.77	$22.52	0	30,223

VAA Equity Portfolio	2004	$61.24	$68.10	693,379	0
	2005	$68.10	$71.48	600,566	0
	2006	$71.48	$75.41	500,404	0
	2007	$75.41	$70.20	424,121	0
	2008	$70.20	$31.37	336,993	0
	2009	$31.37	$43.16	303,796	0
	2010	$43.16	$46.07	261,760	0
	2011	$46.07	$44.03	209,470	0
	2012	$44.03	$50.38	180,413	0
	2013	$50.38	$68.62	159,725	0

VAB Equity Portfolio	2004	$62.71	$69.74	0	262,643
	2005	$69.74	$73.20	0	220,294
	2006	$73.20	$77.23	0	189,547
	2007	$77.23	$71.88	0	153,336
	2008	$71.88	$32.12	0	114,877
	2009	$32.12	$44.20	0	98,436
	2010	$44.20	$47.18	0	86,279
	2011	$47.18	$45.09	0	65,607
	2012	$45.09	$51.60	0	56,391
	2013	$51.60	$70.27	0	49,209

VAA Bond Portfolio	2004	$37.05	$38.81	91,364	0
	2005	$38.81	$38.55	83,474	0
	2006	$38.55	$39.82	66,767	0
	2007	$39.82	$40.85	55,868	0
	2008	$40.85	$35.78	49,262	0
	2009	$35.78	$42.80	43,143	0
	2010	$42.80	$45.65	39,234	0
	2011	$45.65	$48.02	30,460	0
	2012	$48.02	$50.95	26,381	0
	2013	$50.95	$49.42	22,371	0

Form V-4826	59

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
VAB Bond Portfolio	2004	$34.29	$35.91	0	62,858
	2005	$35.91	$35.67	0	57,202
	2006	$35.67	$36.85	0	61,515
	2007	$36.85	$37.80	0	60,913
	2008	$37.80	$33.11	0	50,697
	2009	$33.11	$39.60	0	51,026
	2010	$39.60	$42.24	0	44,933
	2011	$42.24	$44.44	0	42,382
	2012	$44.44	$47.14	0	47
	2013	$47.14	$45.73	0	36,940

VAA Omni Portfolio	2004	$30.81	$32.64	444,510	0
	2005	$32.64	$35.35	372,611	0
	2006	$35.35	$39.62	309,347	0
	2007	$39.62	$41.93	271,907	0
	2008	$41.93	$28.42	231,895	0
	2009	$28.42	$37.44	200,688	0
	2010	$37.44	$41.91	173,334	0
	2011	$41.91	$39.75	147,220	0
	2012	$39.75	$44.05	124,398	0
	2013	$44.05	$56.88	110,626	0

VAB Omni Portfolio	2004	$30.64	$32.47	0	214,582
	2005	$32.47	$35.16	0	176,533
	2006	$35.16	$39.41	0	126,702
	2007	$39.41	$41.70	0	97,840
	2008	$41.70	$28.27	0	83,612
	2009	$28.27	$37.23	0	65,053
	2010	$37.23	$41.69	0	56,638
	2011	$41.69	$39.54	0	46,005
	2012	$39.54	$43.81	0	38,765
	2013	$43.81	$56.57	0	33,167

S&P 500® Index Portfolio	2004	$15.44	$16.81	865,003	310,573
	2005	$16.81	$17.40	722,817	258,743
	2006	$17.40	$19.85	557,596	220,650
	2007	$19.85	$20.62	486,895	187,212
	2008	$20.62	$12.79	404,391	145,119
	2009	$12.79	$15.92	378,156	125,278
	2010	$15.92	$18.02	328,417	109,229
	2011	$18.02	$18.14	272,163	94,824
	2012	$18.14	$20.70	233,445	88,228
	2013	$20.70	$26.98	209,452	84,065

International Portfolio	2004	$15.79	$17.64	706,998	292,781
	2005	$17.64	$19.09	616,609	255,683
	2006	$19.09	$22.52	544,620	212,159

Form V-4826	60

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2007	$22.52	$24.37	456,421	172,432
	2008	$24.37	$13.00	384,246	153,597
	2009	$13.00	$17.77	351,063	132,849
	2010	$17.77	$20.52	308,026	110,056
	2011	$20.52	$17.17	253,591	87,074
	2012	$17.17	$20.42	218,209	73,674
	2013	$20.42	$22.56	189,098	62,375

International Small-Mid Company Portfolio	2004	$16.17	$19.33	116,939	67,429
	2005	$19.33	$24.67	116,404	68,292
	2006	$24.67	$30.83	106,511	58,981
	2007	$30.83	$35.82	111,787	47,679
	2008	$35.82	$17.25	87,580	30,104
	2009	$17.25	$24.92	74,813	28,550
	2010	$24.92	$29.52	65,502	21,784
	2011	$29.52	$24.08	52,442	22,663
	2012	$24.08	$29.23	39,037	17,033
	2013	$29.23	$36.91	34,517	17,684

Capital Appreciation Portfolio	2004	$23.73	$26.40	352,542	188,749
	2005	$26.40	$27.49	297,867	152,120
	2006	$27.49	$31.64	231,561	128,979
	2007	$31.64	$32.49	198,291	104,030
	2008	$32.49	$19.60	159,404	80,864
	2009	$19.60	$27.70	146,541	70,378
	2010	$27.70	$32.05	122,844	53,887
	2011	$32.05	$31.18	98,174	49,697
	2012	$31.18	$36.26	80,859	41,004
	2013	$36.26	$48.24	71,437	37,875

Mid Cap Opportunity Portfolio	2004	$19.09	$21.45	504,442	211,731
	2005	$21.45	$23.33	419,408	163,347
	2006	$23.33	$25.30	322,989	129,429
	2007	$25.30	$29.50	275,030	97,322
	2008	$29.50	$14.21	232,618	68,280
	2009	$14.21	$19.76	208,625	56,317
	2010	$19.76	$23.38	183,858	41,605
	2011	$23.38	$22.35	155,774	31,500
	2012	$22.35	$26.46	133,611	23,379
	2013	$26.46	$34.67	111,639	19,656

Capital Growth Portfolio	2004	$6.97	$8.25	112,136	43,079
	2005	$8.25	$8.38	90,457	34,954
	2006	$8.38	$9.95	66,814	29,726
	2007	$9.95	$10.95	73,916	28,597
	2008	$10.95	$6.89	37,325	11,893
	2009	$6.89	$9.22	31,804	7,896

Form V-4826	61

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$9.22	$12.44	27,061	6,126
	2011	$12.44	$12.00	24,105	5,535
	2012	$12.00	$13.51	18,700	3,492
	2013	$13.51	$17.41	16,184	592

High Income Bond Portfolio	2004	$12.17	$13.23	31,474	13,543
	2005	$13.23	$13.57	41,596	15,778
	2006	$13.57	$14.79	47,931	17,979
	2007	$14.79	$15.14	50,464	16,440
	2008	$15.14	$11.19	41,093	11,749
	2009	$11.19	$16.51	36,499	11,668
	2010	$16.51	$18.63	28,127	10,512
	2011	$18.63	$19.42	23,757	7,189
	2012	$19.42	$21.96	24,511	4,527
	2013	$21.96	$23.26	18,422	4,561

Strategic Value Portfolio	2004	$9.79	$10.61	50,399	14,125
	2005	$10.61	$10.99	47,952	11,113
	2006	$10.99	$12.65	49,044	10,634
	2007	$12.65	$11.42	23,566	10,540
	2008	$11.42	$8.10	19,523	6,795
	2009	$8.10	$8.94	17,991	6,765
	2010	$8.94	$9.90	17,646	6,740
	2011	$9.90	$11.17	21,683	1,936
	2012	$11.17	$11.84	24,391	2,580
	2013	$11.84	$14.17	24,579	2,016

Aggressive Growth Portfolio	2004	$5.84	$6.29	192,494	55,633
	2005	$6.29	$7.05	162,770	40,432
	2006	$7.05	$7.38	143,803	36,306
	2007	$7.38	$9.46	131,916	44,656
	2008	$9.46	$5.27	118,820	20,837
	2009	$5.27	$7.43	111,160	20,025
	2010	$7.43	$8.08	96,489	16,652
	2011	$8.08	$7.57	76,543	15,487
	2012	$7.57	$9.20	66,131	10,219
	2013	$9.20	$11.97	60,709	8,567

Small Cap Growth Portfolio	2004	$10.37	$11.43	122,489	72,248
	2005	$11.43	$12.04	97,972	57,878
	2006	$12.04	$14.96	82,488	53,971
	2007	$14.96	$16.96	73,916	47,441
	2008	$16.96	$8.78	66,136	28,076
	2009	$8.78	$13.09	59,341	23,825
	2010	$13.09	$16.83	55,360	13,751
	2011	$16.83	$17.10	46,439	11,838
	2012	$17.10	$19.96	34,880	9,763

Form V-4826	62

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$19.96	$28.69	159,003	35,048

Nasdaq-100® Index Portfolio	2004	$3.65	$3.97	134,268	49,855
	2005	$3.97	$3.98	100,761	28,135
	2006	$3.98	$4.20	75,868	13,021
	2007	$4.20	$4.93	65,181	6,995
	2008	$4.93	$2.83	48,947	5,990
	2009	$2.83	$4.30	55,688	7,385
	2010	$4.30	$5.08	46,561	6,478
	2011	$5.08	$5.18	45,597	5,900
	2012	$5.18	$6.04	40,524	3,749
	2013	$6.04	$8.13	33,194	3,582

Bristol Portfolio	2004	$10.27	$11.04	6,694	0
	2005	$11.04	$12.23	8,423	0
	2006	$12.23	$14.09	7,636	0
	2007	$14.09	$15.01	21,322	1,902
	2008	$15.01	$8.83	15,108	1,870
	2009	$8.83	$11.86	16,562	0
	2010	$11.86	$13.27	16,554	0
	2011	$13.27	$12.19	11,298	0
	2012	$12.19	$13.64	9,700	6
	2013	$13.64	$19.05	9,399	6

Bryton Growth Portfolio	2004	$9.16	$9.74	9,643	314
	2005	$9.74	$10.05	7,262	198
	2006	$10.05	$11.61	5,945	198
	2007	$11.61	$12.61	6,031	869
	2008	$12.61	$7.54	4,078	830
	2009	$7.54	$10.13	15,662	830
	2010	$10.13	$12.43	14,816	1,147
	2011	$12.43	$11.15	9,633	1,147
	2012	$11.15	$12.27	8,543	833
	2013	$12.27	$17.08	6,262	3

Balanced Portfolio	2005	$10.00	$10.19	0	0
	2006	$10.19	$11.41	4,800	0
	2007	$11.41	$12.67	4,801	268
	2008	$12.67	$9.16	4,799	843
	2009	$9.16	$11.31	5,174	842
	2010	$11.31	$12.06	6,680	841
	2011	$12.06	$12.20	9,535	840
	2012	$12.20	$13.67	4,974	1,061
	2013	$13.67	$15.59	8,093	1,060

Target VIP Portfolio	2005	$10.00	$10.12	254	0
	2006	$10.12	$11.09	58	0

Form V-4826	63

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2007	$11.09	$12.04	4,436	0
	2008	$12.04	$6.75	4,541	0
	2009	$6.75	$7.66	4,748	0
	2010	$7.66	$9.05	5,159	0
	2011	$9.05	$8.82	5,112	0
	2012	$8.82	$10.06	3,510	0
	2013	$10.06	$13.60	7,217	0

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	$10.26	$6.03	104	0
	2009	$6.03	$8.49	2,020	0
	2010	$8.49	$9.47	2,018	326
	2011	$9.47	$9.20	1,161	325
	2012	$9.20	$10.12	1,111	333
	2013	$10.12	$13.88	1,103	332

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2006	$10.00	$10.79	116	0
	2007	$10.79	$12.19	1,745	930
	2008	$12.19	$6.21	1,743	1,355
	2009	$6.21	$8.38	4,281	1,332
	2010	$8.38	$9.11	2,518	891
	2011	$9.11	$8.38	2,513	413
	2012	$8.38	$9.56	2,902	413
	2013	$9.56	$11.22	2,706	413

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.30	1,128	679
	2013	$10.30	$10.33	9,099	679

AllianceBernstein Variable Product Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2012	$10.00	$10.17	4,157	304
	2013	$10.17	$11.26	5,257	304

Calvert Variable Series, Inc.
Social Equity Portfolio	2004	$6.69	$7.09	18,932	7,820
	2005	$7.09	$7.34	17,644	4,949
	2006	$7.34	$7.99	16,038	4,789
	2007	$7.99	$8.69	15,967	4,506
	2008	$8.69	$5.52	15,745	4,433
	2009	$5.52	$7.33	12,353	4,261
	2010	$7.33	$8.50	10,402	3,237
	2011	$8.50	$8.29	9,190	3,232
	2012	$8.29	$9.51	7,123	1,678
	2013	$9.51	$12.33	5,406	1,160

Form V-4826	64

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2004	$11.71	$12.14	2,964	560
	2005	$12.14	$12.51	3,560	511
	2006	$12.51	$14.37	3,747	950
	2007	$14.37	$15.19	3,349	950
	2008	$15.19	$10.56	5,259	466
	2009	$10.56	$12.77	3,379	292
	2010	$12.77	$14.53	2,329	291
	2011	$14.53	$15.63	3,433	0
	2012	$15.63	$17.02	3,342	0
	2013	$17.02	$20.34	3,333	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	11	0
	2010	$8.02	$9.34	0	0
	2011	$9.34	$8.00	717	0
	2012	$8.00	$9.25	716	0
	2013	$9.25	$12.78	4,310	0

Federated Managed Volatility Fund II	2012	$10.00	$10.33	967	1,029
	2013	$10.33	$12.44	3,316	1,198

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2004	$9.07	$10.33	47,010	75,024
	2005	$10.33	$11.92	234,958	101,489
	2006	$11.92	$13.14	284,381	111,346
	2007	$13.14	$15.25	282,418	104,030
	2008	$15.25	$8.64	268,258	72,882
	2009	$8.64	$11.58	236,802	53,350
	2010	$11.58	$13.39	183,385	35,762
	2011	$13.39	$12.88	155,680	27,666
	2012	$12.88	$14.79	123,522	22,804
	2013	$14.79	$19.16	104,731	15,335

Fidelity® VIP Mid Cap Portfolio	2004	$12.97	$15.99	149,737	81,286
	2005	$15.99	$18.67	171,224	82,170
	2006	$18.67	$20.76	174,221	86,619
	2007	$20.76	$23.68	142,016	76,364
	2008	$23.68	$14.14	122,437	53,294
	2009	$14.14	$19.55	109,176	47,857
	2010	$19.55	$24.86	94,179	38,582

Form V-4826	65

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$24.86	$21.92	81,360	33,154
	2012	$21.92	$24.84	75,259	30,667
	2013	$24.84	$33.39	68,926	27,558

Fidelity® VIP Growth Portfolio	2004	$6.22	$6.34	74,724	25,197
	2005	$6.34	$6.62	68,531	19,908
	2006	$6.62	$6.98	72,036	18,838
	2007	$6.98	$8.74	70,718	18,647
	2008	$8.74	$4.56	82,178	19,344
	2009	$4.56	$5.77	79,079	18,282
	2010	$5.77	$7.07	61,936	10,671
	2011	$7.07	$6.99	60,632	10,847
	2012	$6.99	$7.91	47,269	10,568
	2013	$7.91	$10.63	36,494	9,664

Fidelity® VIP Equity-Income Portfolio	2006	$10.12	$12.28	26,219	17,778
	2007	$12.28	$12.30	46,011	960
	2008	$12.30	$6.95	27,087	4,228
	2009	$6.95	$8.94	22,804	3,245
	2010	$8.94	$10.16	13,988	3,010
	2011	$10.16	$10.12	13,261	2,930
	2012	$10.12	$11.71	11,902	3,080
	2013	$11.71	$14.81	10,923	2,844

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	2,948	0
	2009	$5.30	$7.20	5,699	0
	2010	$7.20	$9.26	14,400	396
	2011	$9.26	$9.87	15,678	1,645
	2012	$9.87	$11.55	14,235	1,850
	2013	$11.55	$11.61	11,705	1,651

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	295	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2005	$10.00	$10.06	2,505	0
	2006	$10.06	$11.77	49,185	15,448
	2007	$11.77	$12.08	81,540	16,446
	2008	$12.08	$8.40	83,092	17,432
	2009	$8.40	$11.27	70,874	14,693
	2010	$11.27	$12.56	60,044	11,716
	2011	$12.56	$12.72	43,178	7,274
	2012	$12.72	$14.17	37,503	7,103
	2013	$14.17	$15.97	34,676	4,074

Templeton Foreign VIP Fund	2005	$10.00	$10.44	2	0

Form V-4826	66

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$10.44	$12.54	6,970	4,632
	2007	$12.54	$14.32	15,830	7,295
	2008	$14.32	$8.44	13,755	0
	2009	$8.44	$11.44	22,769	3,493
	2010	$11.44	$12.27	21,650	2,973
	2011	$12.27	$10.85	17,808	2,397
	2012	$10.85	$12.69	16,066	2,226
	2013	$12.69	$15.43	14,203	2,263

Franklin Flex Cap Growth VIP Fund	2006	$10.39	$10.81	2,548	0
	2007	$10.81	$12.22	1,968	0
	2008	$12.22	$7.82	3,994	0
	2009	$7.82	$10.28	8,341	121
	2010	$10.28	$11.82	10,398	307
	2011	$11.82	$11.13	11,133	305
	2012	$11.13	$12.02	10,394	594
	2013	$12.02	$16.35	8,906	606

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.62	4,100	0
	2009	$6.62	$8.51	4,302	200
	2010	$8.51	$9.28	4,680	200
	2011	$9.28	$9.03	4,963	200
	2012	$9.03	$10.28	5,066	0
	2013	$10.28	$12.58	5,066	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2004	$9.58	$11.25	24,067	19,285
	2005	$11.25	$11.57	30,489	17,544
	2006	$11.57	$14.03	41,091	26,681
	2007	$14.03	$14.09	41,159	23,927
	2008	$14.09	$9.12	37,816	9,561
	2009	$9.12	$10.68	35,006	7,857
	2010	$10.68	$11.74	25,805	4,967
	2011	$11.74	$10.80	21,828	3,151
	2012	$10.80	$12.72	19,244	1,975
	2013	$12.72	$16.76	15,732	1,095

Goldman Sachs U.S. Equity Insights Fund	2004	$8.42	$9.57	21,559	6,673
	2005	$9.57	$10.08	17,758	5,700
	2006	$10.08	$11.26	16,827	6,279
	2007	$11.26	$10.95	16,448	5,081
	2008	$10.95	$6.82	15,915	2,212
	2009	$6.82	$8.18	15,261	1,904
	2010	$8.18	$9.13	16,620	990

Form V-4826	67

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$9.13	$9.39	14,465	597
	2012	$9.39	$10.63	13,236	596
	2013	$10.63	$13.98	12,661	406

Goldman Sachs Strategic Growth Fund	2004	$7.89	$8.51	17,062	2,736
	2005	$8.51	$8.66	16,732	1,884
	2006	$8.66	$9.30	17,496	1,984
	2007	$9.30	$10.13	17,018	805
	2008	$10.13	$5.84	14,960	785
	2009	$5.84	$8.53	15,009	801
	2010	$8.53	$9.34	15,140	445
	2011	$9.34	$9.00	15,344	343
	2012	$9.00	$10.67	12,492	354
	2013	$10.67	$13.98	12,661	243

Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.22	0	0
	2013	$10.22	$11.50	0	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.88	16,979	61
	2010	$11.88	$12.77	33,635	1,280
	2011	$12.77	$11.72	30,331	2,060
	2012	$11.72	$13.82	29,712	1,419
	2013	$13.82	$17.10	26,229	1,474

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.58	9,218	84
	2010	$13.58	$15.73	7,267	53
	2011	$15.73	$12.22	6,228	547
	2012	$12.22	$12.31	2,957	592
	2013	$12.31	$13.13	1,928	591

Ivy Funds VIP Science and Technology	2009	$10.00	$12.91	1,335	0
	2010	$12.91	$14.40	4,264	0
	2011	$14.40	$13.43	5,065	0
	2012	$13.43	$16.97	12,310	764
	2013	$16.97	$26.26	16,441	68

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2004	$6.95	$7.18	211,039	98,679
	2005	$7.18	$7.41	174,095	74,835
	2006	$7.41	$8.16	150,173	69,256
	2007	$8.16	$9.29	133,665	63,055
	2008	$9.29	$5.54	112,917	40,144
	2009	$5.54	$7.47	105,102	38,934
	2010	$7.47	$8.46	87,600	27,289

Form V-4826	68

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$8.46	$7.93	63,346	22,809
	2012	$7.93	$9.30	40,397	16,461
	2013	$9.30	$11.99	34,885	15,360

Global Research Portfolio	2004	$7.65	$7.95	164,556	72,089
	2005	$7.95	$8.30	125,911	52,441
	2006	$8.30	$9.70	104,692	43,115
	2007	$9.70	$10.52	90,467	42,556
	2008	$10.52	$5.76	76,042	21,328
	2009	$5.76	$7.84	63,071	23,101
	2010	$7.84	$8.99	53,953	13,661
	2011	$8.99	$7.67	42,257	8,827
	2012	$7.67	$9.11	31,651	5,414
	2013	$9.11	$11.57	32,517	4,929

Balanced Portfolio	2004	$10.49	$11.26	260,603	95,185
	2005	$11.26	$12.02	222,441	64,570
	2006	$12.02	$13.17	194,791	57,926
	2007	$13.17	$14.40	167,224	46,632
	2008	$14.40	$11.98	147,689	42,051
	2009	$11.98	$14.92	144,979	46,533
	2010	$14.92	$16.00	121,778	51,320
	2011	$16.00	$16.08	106,769	44,283
	2012	$16.08	$18.07	91,196	41,597
	2013	$18.07	$21.48	78,951	40,872

Janus Aspen Series (Service Shares)
Janus Portfolio	2004	$5.67	$5.84	62,889	4,244
	2005	$5.84	$6.07	56,229	4,413
	2006	$6.07	$6.60	57,146	4,951
	2007	$6.60	$7.50	56,117	5,090
	2008	$7.50	$4.46	55,202	4,335
	2009	$4.46	$6.00	45,659	4,769
	2010	$6.00	$6.78	39,988	4,420
	2011	$6.78	$6.34	39,136	2,805
	2012	$6.34	$7.41	33,156	2,272
	2013	$7.41	$9.53	30,818	2,362

Overseas Portfolio	2005	$20.94	$20.83	21,603	4,364
	2006	$20.83	$30.20	43,537	15,814
	2007	$30.20	$38.24	58,552	18,572
	2008	$38.24	$18.07	55,591	9,553
	2009	$18.07	$32.01	50,366	7,701
	2010	$32.01	$39.58	48,576	6,546
	2011	$39.58	$26.49	31,057	4,597
	2012	$26.49	$29.65	21,404	3,196
	2013	$29.65	$33.52	18,750	3,096

Form V-4826	69

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Global Research Portfolio	2004	$5.50	$5.69	80,195	11,016
	2005	$5.69	$5.94	79,457	9,094
	2006	$5.94	$6.30	73,429	12,237
	2007	$6.30	$7.50	66,977	11,634
	2008	$7.50	$4.09	63,112	8,435
	2009	$4.09	$5.56	61,733	6,834
	2010	$5.56	$6.35	59,553	1,024
	2011	$6.35	$5.41	55,200	518
	2012	$5.41	$6.41	51,580	519
	2013	$6.41	$8.12	48,465	512

Balanced Portfolio	2004	$9.51	$10.19	85,175	14,579
	2005	$10.19	$10.85	86,840	13,219
	2006	$10.85	$11.85	86,356	13,644
	2007	$11.85	$12.93	89,362	13,665
	2008	$12.93	$10.73	84,251	20,203
	2009	$10.73	$13.33	76,944	17,529
	2010	$13.33	$14.26	72,382	21,652
	2011	$14.26	$14.29	68,734	23,243
	2012	$14.29	$16.03	57,161	28,183
	2013	$16.03	$18.99	52,832	28,885

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.22	287	0

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2004	$11.66	$14.66	14,340	8,376
	2005	$14.66	$15.00	11,271	6,963
	2006	$15.00	$17.06	9,414	8,173
	2007	$17.06	$15.92	6,853	3,324
	2008	$15.92	$10.71	6,251	77
	2009	$10.71	$12.98	5,895	77
	2010	$12.98	$16.33	5,581	76
	2011	$16.33	$15.38	4,395	0
	2012	$15.38	$18.21	2,859	0
	2013	$18.21	$25.63	2,497	0

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2004	$14.01	$16.78	42,936	12,116
	2005	$16.78	$18.13	68,469	15,320
	2006	$18.13	$20.95	53,757	14,258
	2007	$20.95	$21.23	50,781	14,894
	2008	$21.23	$14.02	33,769	7,198
	2009	$14.02	$17.56	27,567	5,028
	2010	$17.56	$21.45	24,022	4,522

Form V-4826	70

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$21.45	$21.67	16,016	2,427
	2012	$21.67	$25.80	10,947	2,279
	2013	$25.80	$33.77	9,608	2,083

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2004	$16.36	$18.59	76,754	31,313
	2005	$18.59	$19.13	68,240	22,395
	2006	$19.13	$21.96	54,064	15,976
	2007	$21.96	$20.15	44,868	13,072
	2008	$20.15	$12.66	32,150	10,067
	2009	$12.66	$19.12	31,045	8,640
	2010	$19.12	$23.40	29,520	4,402
	2011	$23.40	$21.05	23,706	2,574
	2012	$21.05	$22.95	15,896	2,482
	2013	$22.95	$30.70	15,526	2,367

Lazard Retirement Emerging Markets Equity Portfolio	2004	$12.32	$15.91	32,890	11,218
	2005	$15.91	$22.16	55,759	18,878
	2006	$22.16	$28.48	67,867	16,254
	2007	$28.48	$37.55	76,326	19,411
	2008	$37.55	$19.04	64,376	10,241
	2009	$19.04	$31.99	59,552	9,108
	2010	$31.99	$38.82	54,586	8,042
	2011	$38.82	$31.49	42,276	4,533
	2012	$31.49	$38.01	30,712	3,963
	2013	$38.01	$37.13	24,769	3,058

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	94	656
	2006	$10.43	$12.64	3,043	1,112
	2007	$12.64	$13.85	7,176	317
	2008	$13.85	$8.63	5,090	373
	2009	$8.63	$10.37	6,828	440
	2010	$10.37	$10.94	6,363	500
	2011	$10.94	$10.04	9,421	0
	2012	$10.04	$12.02	7,041	22
	2013	$12.02	$14.36	7,026	22

Lazard Retirement U.S. Strategic Equity Portfolio	2006	$10.25	$11.91	478	0
	2007	$11.91	$11.67	939	0
	2008	$11.67	$7.47	1,488	0
	2009	$7.47	$9.37	477	0
	2010	$9.37	$10.46	477	0
	2011	$10.46	$10.55	643	0

Form V-4826	71

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$10.55	$11.90	550	0
	2013	$11.90	$15.07	476	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.50	171	316
	2013	$10.50	$12.41	171	315

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2006	$10.21	$11.91	2,542	0
	2007	$11.91	$11.93	4,113	0
	2008	$11.93	$7.48	4,232	0
	2009	$7.48	$9.57	4,817	0
	2010	$9.57	$11.04	4,776	0
	2011	$11.04	$10.24	4,887	0
	2012	$10.24	$11.65	3,835	0
	2013	$11.65	$15.23	4,972	0

ClearBridge Variable Equity Income Portfolio	2007	$11.39	$11.78	0	0
	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0
	2011	$10.22	$10.91	1,797	89
	2012	$10.91	$12.32	807	89
	2013	$12.32	$15.35	6,167	0

ClearBridge Variable Large Cap Value Portfolio	2007	$12.00	$12.34	8	0
	2008	$12.34	$7.86	8	0
	2009	$7.86	$9.67	8	0
	2010	$9.67	$10.47	209	0
	2011	$10.47	$10.87	449	0
	2012	$10.87	$12.53	217	0
	2013	$12.53	$16.40	388	0

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.17	263	328
	2013	$10.17	$11.91	1,737	328

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2004	$9.29	$10.01	4,968	592
	2005	$10.01	$10.32	2,307	298
	2006	$10.32	$10.96	2,060	297
	2007	$10.96	$12.03	4,086	151
	2008	$12.03	$7.50	3,780	150

Form V-4826	72

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$7.50	$10.32	1,801	149
	2010	$10.32	$11.45	1,521	149
	2011	$11.45	$11.36	1,534	148
	2012	$11.36	$13.11	801	148
	2013	$13.11	$16.87	801	147

MFS® Mid Cap Growth Series	2004	$8.39	$9.50	9,905	1,319
	2005	$9.50	$9.66	8,035	1,498
	2006	$9.66	$9.78	7,718	3,860
	2007	$9.78	$10.59	5,467	1,458
	2008	$10.59	$5.07	5,657	1,412
	2009	$5.07	$7.08	5,994	1,411
	2010	$7.08	$9.05	7,162	96
	2011	$9.05	$8.40	7,159	507
	2012	$8.40	$9.67	5,082	507
	2013	$9.67	$13.13	3,608	721

MFS® New Discovery Series	2004	$10.29	$10.81	4,849	1,179
	2005	$10.81	$11.23	2,664	1,289
	2006	$11.23	$12.54	2,506	1,095
	2007	$12.54	$12.68	3,463	1,100
	2008	$12.68	$7.59	3,064	930
	2009	$7.59	$12.22	3,148	943
	2010	$12.22	$16.44	3,108	951
	2011	$16.44	$14.55	1,170	957
	2012	$14.55	$17.40	955	1,013
	2013	$17.40	$24.31	1,417	936

MFS® Total Return Series	2004	$11.02	$12.10	117,586	37,343
	2005	$12.10	$12.28	123,025	30,772
	2006	$12.28	$13.56	90,029	20,058
	2007	$13.56	$13.94	87,083	17,434
	2008	$13.94	$10.71	75,410	9,666
	2009	$10.71	$12.47	58,434	7,439
	2010	$12.47	$13.52	44,260	4,839
	2011	$13.52	$13.59	32,621	3,391
	2012	$13.59	$14.91	25,976	3,004
	2013	$14.91	$17.51	23,058	2,647

Neuberger Berman Advisers Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2007	$10.19	$10.39	157	747
	2008	$10.39	$5.56	445	806
	2009	$5.56	$8.03	2,015	936
	2010	$8.03	$10.01	2,050	1,191
	2011	$10.01	$9.24	1,958	1,274
	2012	$9.24	$10.54	1,133	1,353
	2013	$10.54	$14.25	1,304	1,417

Form V-4826	73

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.21	0	0
	2013	$10.21	$10.90	137	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.21	4,279	495
	2013	$10.21	$11.35	5,370	494

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.17	85	0
	2013	$10.17	$11.67	3,405	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2004	$11.49	$12.38	57,850	111,965
	2005	$12.38	$12.50	74,919	112,273
	2006	$12.50	$12.46	7,554	37,971
	2007	$12.46	$13.64	66,093	34,429
	2008	$13.64	$12.54	75,006	27,305
	2009	$12.54	$14.68	68,307	21,372
	2010	$14.68	$15.70	67,077	15,655
	2011	$15.70	$17.34	49,646	14,557
	2012	$17.34	$18.65	45,664	12,429
	2013	$18.65	$16.75	42,792	9,391

PIMCO Total Return Portfolio	2004	$10.84	$11.24	38,222	100,848
	2005	$11.24	$11.40	47,776	111,265
	2006	$11.40	$11.71	59,001	104,575
	2007	$11.71	$12.59	62,116	57,512
	2008	$12.59	$13.05	59,494	18,863
	2009	$13.05	$14.73	70,260	11,183
	2010	$14.73	$15.75	76,547	15,003
	2011	$15.75	$16.14	59,879	13,404
	2012	$16.14	$17.49	58,241	8,974
	2013	$17.49	$16.96	46,122	4,347

PIMCO Global Bond Portfolio (Unhedged)	2004	$12.10	$13.24	15,010	2,181
	2005	$13.24	$12.23	17,154	3,735
	2006	$12.23	$12.66	22,023	5,362
	2007	$12.66	$13.74	20,178	2,505
	2008	$13.74	$13.48	31,935	11,445
	2009	$13.48	$15.57	31,221	10,603
	2010	$15.57	$17.20	33,164	7,692
	2011	$17.20	$18.30	40,966	7,792
	2012	$18.30	$19.36	31,688	6,611

Form V-4826	74

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$19.36	$17.53	19,310	4,064

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.38	1,416	0
	2010	$13.38	$16.48	7,530	201
	2011	$16.48	$15.07	8,550	685
	2012	$15.07	$15.70	6,913	786
	2013	$15.70	$13.25	5,538	701

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.04	359	0
	2013	$10.04	$11.06	496	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	2004	$12.35	$14.11	1,270	0
	2005	$14.11	$16.93	3,919	2,739
	2006	$16.93	$19.02	17,592	4,707
	2007	$19.02	$20.71	24,709	4,656
	2008	$20.71	$12.42	26,507	4,627
	2009	$12.42	$19.33	27,010	4,940
	2010	$19.33	$20.53	21,113	3,825
	2011	$20.53	$19.39	18,260	1,793
	2012	$19.39	$21.21	16,322	1,731
	2013	$21.21	$27.14	13,311	1,730

Jennison Portfolio	2004	$12.16	$13.13	2,153	353
	2005	$13.13	$14.81	2,034	549
	2006	$14.81	$14.85	749	673
	2007	$14.85	$16.39	520	372
	2008	$16.39	$10.12	1,335	118
	2009	$10.12	$14.27	1,301	44
	2010	$14.27	$15.74	1,284	0
	2011	$15.74	$15.55	1,418	0
	2012	$15.55	$17.80	1,551	0
	2013	$17.80	$24.14	1,197	0

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2004	$13.98	$17.28	91,396	22,627
	2005	$17.28	$18.56	130,655	29,735
	2006	$18.56	$21.21	123,896	27,228
	2007	$21.21	$20.53	116,002	30,019
	2008	$20.53	$14.79	101,092	18,222
	2009	$14.79	$19.78	86,673	12,005
	2010	$19.78	$23.58	78,356	9,663
	2011	$23.58	$22.55	64,879	8,437
	2012	$22.55	$25.10	51,034	7,530

Form V-4826	75

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$25.10	$33.45	41,553	5,069

Micro-Cap Portfolio	2004	$14.71	$16.57	63,769	11,849
	2005	$16.57	$18.29	52,354	13,830
	2006	$18.29	$21.90	59,463	15,712
	2007	$21.90	$22.52	9,616	13,701
	2008	$22.52	$12.64	38,410	8,860
	2009	$12.64	$19.76	35,032	4,690
	2010	$19.76	$25.40	33,631	4,706
	2011	$25.40	$22.08	33,035	3,325
	2012	$22.08	$23.50	27,386	2,625
	2013	$23.50	$28.12	23,678	1,569

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$18.81	$25.38	33,230
	2005	$25.38	$29.39	47,166	17,085
	2006	$29.39	$40.13	55,869	19,059
	2007	$40.13	$32.91	41,164	11,082
	2008	$32.91	$20.22	30,551	7,717
	2009	$20.22	$25.67	22,574	6,466
	2010	$25.67	$32.99	21,094	5,625
	2011	$32.99	$34.57	19,169	4,682
	2012	$34.57	$39.60	15,714	3,109
	2013	$39.60	$39.98	15,224	3,040

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2004	$11.53	$11.87	5	281
	2005	$11.87	$12.20	6,898	1,956
	2006	$12.20	$12.50	4,357	713
	2007	$12.50	$13.01	3,977	451
	2008	$13.01	$11.52	2,951	434
	2009	$11.52	$12.46	2,666	434
	2010	$12.46	$13.17	3,110	426
	2011	$13.17	$13.74	2,805	138
	2012	$13.74	$14.83	2,654	131
	2013	$14.83	$14.59	1,948	125

Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$12.80	$17.23	1,413	1,168
	2005	$17.23	$19.90	4,628	1,251
	2006	$19.90	$27.10	8,068	1,284
	2007	$27.10	$22.17	2,026	1,283
	2008	$22.17	$13.58	1,567	1,283
	2009	$13.58	$17.26	1,791	1,282

Form V-4826	76

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$17.26	$22.12	1,722	1,281
	2011	$22.12	$23.12	1,338	1,281
	2012	$23.12	$26.44	1,317	201
	2013	$26.44	$26.61	996	201

Morgan Stanley UIF Growth Portfolio	2006	$10.00	$10.25	0	0
	2007	$10.25	$12.34	602	0
	2008	$12.34	$6.18	245	0
	2009	$6.18	$10.10	3,360	155
	2010	$10.10	$12.25	2,041	155
	2011	$12.25	$11.74	4,062	404
	2012	$11.74	$13.25	2,628	249
	2013	$13.25	$19.36	2,315	248

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2004	$6.11	$7.20	114,311	28,761
	2005	$7.20	$7.81	93,265	27,204
	2006	$7.81	$8.85	87,808	18,382
	2007	$8.85	$10.71	34,118	10,057
	2008	$8.85	$5.89	25,989	5,983
	2009	$5.89	$8.18	22,898	5,713
	2010	$8.18	$10.97	20,440	5,229
	2011	$10.97	$10.89	14,110	3,648
	2012	$10.89	$12.68	9,086	2,569
	2013	$12.68	$18.04	7,447	2,565

VT Opportunity Fund	2004	$10.99	$12.85	53,542	13,297
	2005	$12.85	$13.72	46,503	11,333
	2006	$13.72	$15.22	45,107	10,198
	2007	$15.22	$16.06	29,183	7,516
	2008	$16.06	$9.51	24,152	3,025
	2009	$9.51	$13.90	19,522	3,023
	2010	$13.90	$17.02	16,178	616
	2011	$17.02	$15.90	14,703	616
	2012	$15.90	$18.17	10,262	615
	2013	$18.17	$23.49	9,732	615

VT Small/Mid Cap Value Fund	2004	$11.75	$13.57	5,182	3,814
	2005	$13.57	$15.64	5,635	3,404
	2006	$15.64	$17.90	4,439	3,346
	2007	$17.90	$17.58	2,401	1,990
	2008	$17.58	$9.64	514	1,499
	2009	$9.64	$15.28	291	1,460
	2010	$15.28	$17.72	290	1,055
	2011	$17.72	$16.25	290	455
	2012	$16.25	$18.32	289	454

Form V-4826	77

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$18.32	$20.80	288	454

Form V-4826	78

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to return the contract within 10 days after you receive it (or such longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current contract value. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $60,000 in 2014, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $60,000 and $70,000. For married couples filing jointly, the applicable dollar limitation is $96,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $96,000-$116,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $70,000 for individuals and $116,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2014 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2014. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,500 for 2014.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $52,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

Form V-4826	79

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

Form V-4826	80

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2014, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $191,000 for married individuals filing jointly and less than $129,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $181,000 and $191,000 for married and between $114,000 and $129,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Form V-4826	81

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,000 in 2014. Employees age 50 and older may contribute an additional $2,500 in 2014. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826	82

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1- 6%, Year 2- 5%, Year 3- 4%, Year 4- 3%, Year 5- 2%, Year 6- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826	83

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2004	$13.95	$13.97	35,635	13,191
	2005	$13.97	$14.25	38,666	10,082
	2006	$14.25	$14.79	53,265	33,797
	2007	$14.79	$15.39	73,398	24,824
	2008	$15.39	$15.52	117,208	63,085
	2009	$15.52	$15.38	46,484	17,140
	2010	$15.38	$15.24	23,508	5,032
	2011	$15.24	$15.11	29,417	8,884
	2012	$15.11	$14.97	22,160	9,593
	2013	$14.97	$14.84	18,071	3,152

Equity Portfolio	2004	$21.21	$23.64	406,952	262,303
	2005	$23.64	$24.86	312,123	210,376
	2006	$24.86	$26.28	230,792	157,428
	2007	$26.28	$24.51	183,537	132,927
	2008	$24.51	$10.97	120,560	98,940
	2009	$10.97	$15.13	93,274	72,894
	2010	$15.13	$16.18	74,511	57,607
	2011	$16.18	$15.50	60,530	48,424
	2012	$15.50	$17.77	49,799	29,671
	2013	$17.77	$24.25	45,266	27,460

Bond Portfolio	2004	$17.12	$17.96	88,151	61,712
	2005	$17.96	$17.88	74,786	49,472
	2006	$17.88	$18.50	87,594	65,431
	2007	$18.50	$19.02	40,335	29,903
	2008	$19.02	$16.69	32,385	22,329
	2009	$16.69	$20.00	27,951	24,206
	2010	$20.00	$21.38	22,266	18,611
	2011	$21.38	$22.54	19,236	13,895
	2012	$22.54	$23.96	17,284	13,258
	2013	$23.96	$23.29	15,912	12,755

Omni Portfolio	2004	$12.98	$13.78	170,747	136,972
	2005	$13.78	$14.95	136,855	109,056
	2006	$14.95	$16.79	110,600	83,447

Form V-4826	84

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2007	$16.79	$17.81	93,567	66,099
	2008	$17.81	$12.09	68,938	49,401
	2009	$12.09	$15.96	55,240	38,141
	2010	$15.96	$17.91	43,264	33,875
	2011	$17.91	$17.02	38,612	26,429
	2012	$17.02	$18.89	33,415	20,114
	2013	$18.89	$24.44	24,249	16,936

S&P 500® Index Portfolio	2004	$15.65	$17.11	308,745	244,616
	2005	$17.11	$17.72	229,126	209,039
	2006	$17.72	$20.24	167,162	156,508
	2007	$20.24	$21.08	131,411	106,903
	2008	$21.08	$13.10	94,906	87,398
	2009	$13.10	$16.33	82,196	46,180
	2010	$16.33	$18.53	65,547	37,668
	2011	$18.53	$18.69	58,111	34,543
	2012	$18.69	$21.37	49,760	31,279
	2013	$21.37	$27.90	41,837	28,356

International Portfolio	2004	$14.07	$15.75	167,103	149,308
	2005	$15.75	$17.08	129,409	117,757
	2006	$17.08	$20.18	102,521	88,355
	2007	$20.18	$21.89	82,092	81,678
	2008	$21.89	$11.70	62,966	62,555
	2009	$11.70	$16.02	54,836	47,121
	2010	$16.02	$18.54	44,733	42,343
	2011	$18.54	$15.54	33,657	28,495
	2012	$15.54	$18.52	28,479	21,606
	2013	$18.52	$20.50	25,385	19,449

International Small-Mid Company Portfolio	2004	$17.55	$21.02	45,038	66,705
	2005	$21.02	$26.88	42,137	62,157
	2006	$26.88	$33.66	32,964	57,485
	2007	$33.66	$39.18	28,602	33,946
	2008	$39.18	$18.91	20,616	26,465
	2009	$18.91	$27.37	17,425	22,816
	2010	$27.37	$32.48	15,383	16,912
	2011	$32.48	$26.55	12,898	7,358
	2012	$26.55	$32.29	10,256	5,039
	2013	$32.29	$40.86	8,239	3,975

Capital Appreciation Portfolio	2004	$26.77	$29.85	178,030	132,037
	2005	$29.85	$31.14	137,079	112,054
	2006	$31.14	$35.91	110,552	99,131
	2007	$35.91	$36.95	87,954	86,843
	2008	$36.95	$22.34	58,679	51,753

Form V-4826	85

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$22.34	$31.62	50,449	39,366
	2010	$31.62	$36.66	40,638	30,679
	2011	$36.66	$35.74	35,452	21,757
	2012	$35.74	$41.65	30,183	20,816
	2013	$41.65	$55.52	26,939	20,559

Mid Cap Opportunity Portfolio	2004	$19.36	$21.79	225,163	134,054
	2005	$21.79	$23.75	166,804	95,999
	2006	$23.75	$25.81	128,333	77,744
	2007	$25.81	$30.15	106,233	45,169
	2008	$30.15	$14.55	74,258	33,492
	2009	$14.55	$20.28	61,537	26,818
	2010	$20.28	$24.04	54,976	19,623
	2011	$24.04	$23.02	38,128	17,361
	2012	$23.02	$27.31	33,510	13,709
	2013	$27.31	$35.85	30,064	12,274

Capital Growth Portfolio	2004	$7.03	$8.34	40,287	11,661
	2005	$8.34	$8.48	32,916	7,429
	2006	$8.48	$10.09	19,678	2,960
	2007	$10.09	$11.13	28,818	4,353
	2008	$11.13	$7.02	26,270	2,615
	2009	$7.02	$9.41	24,461	1,019
	2010	$9.41	$12.72	21,618	569
	2011	$12.72	$12.30	21,191	978
	2012	$12.30	$13.87	21,882	262
	2013	$13.87	$17.91	21,280	591

High Income Bond Portfolio	2004	$12.27	$13.46	4,357	12,628
	2005	$13.46	$13.74	14,685	13,264
	2006	$13.74	$15.00	28,987	17,587
	2007	$15.00	$15.39	25,139	22,194
	2008	$15.39	$11.39	18,377	8,979
	2009	$11.39	$16.85	19,915	8,576
	2010	$16.85	$19.05	13,984	5,456
	2011	$19.05	$19.89	11,933	4,367
	2012	$19.89	$22.54	3,944	3,558
	2013	$22.54	$23.92	3,458	3,577

Strategic Value Portfolio	2004	$9.87	$10.72	9,015	9,325
	2005	$10.72	$11.13	6,365	8,098
	2006	$11.13	$12.83	6,144	6,905
	2007	$12.83	$11.61	6,099	6,320
	2008	$11.61	$8.25	6,099	2,301
	2009	$8.25	$9.12	6,099	2,996
	2010	$9.12	$10.12	5,154	1,044
	2011	$10.12	$11.44	5,154	1,000

Form V-4826	86

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$11.44	$12.15	458	644
	2013	$12.15	$14.58	458	623

Aggressive Growth Portfolio	2004	$7.13	$7.70	33,943	47,625
	2005	$7.70	$8.64	25,046	43,493
	2006	$8.64	$9.06	15,329	37,292
	2007	$9.06	$11.63	10,171	11,696
	2008	$11.63	$6.49	8,280	7,420
	2009	$6.49	$9.18	6,827	6,325
	2010	$9.18	$10.00	5,792	4,129
	2011	$10.00	$9.39	4,810	4,070
	2012	$9.39	$11.43	3,745	3,004
	2013	$11.43	$14.89	3,570	2,921

Small Cap Growth Portfolio	2004	$10.52	$11.62	55,394	25,401
	2005	$11.62	$12.26	48,640	19,742
	2006	$12.26	$15.26	38,981	13,864
	2007	$15.26	$17.34	29,381	8,761
	2008	$17.34	$8.99	15,116	5,401
	2009	$8.99	$13.43	14,574	4,693
	2010	$13.43	$17.31	9,374	3,978
	2011	$17.31	$17.62	8,381	3,959
	2012	$17.62	$20.61	7,250	3,635
	2013	$20.61	$29.67	32,366	19,200

Nasdaq-100® Index Portfolio	2004	$3.68	$4.01	67,200	20,940
	2005	$4.01	$4.03	55,705	9,618
	2006	$4.03	$4.26	34,139	2,247
	2007	$4.26	$5.00	32,300	1,812
	2008	$5.00	$2.88	17,146	1,534
	2009	$2.88	$4.38	15,753	1,433
	2010	$4.38	$5.19	12,584	319
	2011	$5.19	$5.30	12,428	246
	2012	$5.30	$6.20	12,283	246
	2013	$6.20	$8.35	11,995	246

Bristol Portfolio	2004	$10.31	$11.10	12,814	7,224
	2005	$11.10	$12.32	11,409	7,057
	2006	$12.32	$14.22	7,492	2,102
	2007	$14.22	$15.18	6,337	2,571
	2008	$15.18	$8.95	4,647	2,930
	2009	$8.95	$12.04	3,198	588
	2010	$12.04	$13.50	2,645	478
	2011	$13.50	$12.42	2,107	473
	2012	$12.42	$13.93	3,012	467
	2013	$13.93	$19.50	2,461	490

Form V-4826	87

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Bryton Growth Portfolio	2004	$9.19	$9.79	11,068	5,576
	2005	$9.79	$10.12	6,105	5,044
	2006	$10.12	$11.71	4,198	315
	2007	$11.71	$12.76	3,375	421
	2008	$12.76	$7.64	4,583	421
	2009	$7.64	$10.28	4,744	899
	2010	$10.28	$12.64	3,585	2,141
	2011	$12.64	$11.36	2,933	1,502
	2012	$11.36	$12.53	2,765	1,207
	2013	$12.53	$17.48	1,727	1,232

Balanced Portfolio	2006	$10.20	$11.43	1,087	0
	2007	$11.43	$12.72	3,159	1,321
	2008	$12.72	$9.21	3,159	2,327
	2009	$9.21	$11.41	2,293	510
	2010	$11.41	$12.18	1,975	0
	2011	$12.18	$12.35	2,148	0
	2012	$12.35	$13.87	3,423	679
	2013	$13.87	$15.85	3,421	679

Target VIP Portfolio	2006	$10.13	$11.12	1,715	0
	2007	$11.12	$12.09	1,155	0
	2008	$12.09	$6.79	1,155	0
	2009	$6.79	$7.72	435	0
	2010	$7.72	$9.14	0	0
	2011	$9.14	$8.93	0	0
	2012	$8.93	$10.20	0	0
	2013	$10.20	$13.82	0	0

Bristol Growth Portfolio	2007	$10.00	$10.28	0	0
	2008	$10.28	$6.05	87	0
	2009	$6.05	$8.53	1,042	0
	2010	$8.53	$9.54	0	827
	2011	$9.54	$9.29	0	1,502
	2012	$9.29	$10.23	0	827
	2013	$10.23	$14.06	0	857

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2007	$10.80	$12.23	0	1,200
	2008	$12.23	$6.24	0	1,077
	2009	$6.24	$8.44	0	1,348
	2010	$8.44	$9.20	50	898
	2011	$9.20	$8.48	25	1,157
	2012	$8.48	$9.69	0	876

Form V-4826	88

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$9.69	$11.40	0	857

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.32	327	2,986
	2013	$10.32	$10.37	1,642	957

AllianceBernstein Variable Product Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2012	$10.00	$10.18	0	0
	2013	$10.18	$11.30	2,127	1782

Calvert Variable Series, Inc.
Social Equity	2004	$6.79	$7.21	7,858	5,147
	2005	$7.21	$7.47	7,136	3,866
	2006	$4.47	$8.14	6,275	3,182
	2007	$8.14	$8.88	3,967	2,436
	2008	$8.88	$5.65	2,985	1,351
	2009	$5.65	$7.52	2,186	1,351
	2010	$7.52	$8.74	1,851	0
	2011	$8.74	$8.54	1,827	0
	2012	$8.54	$9.82	1,806	0
	2013	$9.82	$12.75	871	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2004	$11.73	$12.18	0	828
	2005	$12.18	$12.57	0	1,430
	2006	$12.57	$14.48	0	185
	2007	$14.48	$15.33	0	185
	2008	$15.33	$10.68	0	185
	2009	$10.68	$12.94	0	185
	2010	$12.94	$14.75	0	185
	2011	$14.75	$15.90	0	920
	2012	$15.90	$17.35	2,264	472
	2013	$17.35	$20.78	2,251	1,104
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.29	0	0
	2009	$6.29	$8.05	0	0
	2010	$8.05	$9.39	0	0
	2011	$9.39	$8.05	0	0
	2012	$8.05	$9.34	0	0
	2013	$9.34	$12.93	0	0

Federated Managed Volatility Fund II	2012	$10.00	$10.34	0	0

Form V-4826	89

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$10.34	$12.48	1,059	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2004	$9.14	$10.43	68,693	42,565
	2005	$10.43	$12.06	86,323	58,109
	2006	$12.06	$13.32	86,470	69,573
	2007	$13.32	$15.48	79,190	67,307
	2008	$15.48	$8.79	59,846	53,200
	2009	$8.79	$11.81	48,553	40,545
	2010	$11.81	$13.68	40,936	26,301
	2011	$13.68	$13.18	31,654	22,718
	2012	$13.18	$15.17	23,989	15,605
	2013	$15.17	$19.69	20,160	14,458

Fidelity® VIP Mid Cap Portfolio	2004	$13.06	$16.14	102,881	31,391
	2005	$16.14	$18.88	87,829	35,686
	2006	$18.88	$21.03	83,265	22,685
	2007	$21.03	$24.04	66,044	22,799
	2008	$24.04	$14.39	47,569	16,244
	2009	$14.39	$19.93	44,254	10,765
	2010	$19.93	$25.39	44,615	9,124
	2011	$25.39	$22.44	43,220	8,581
	2012	$22.44	$25.47	35,985	6,840
	2013	$25.47	$34.30	33,967	6,269

Fidelity® VIP Equity-Income Portfolio	2004	$11.16	$12.30	14,449	9,686
	2005	$12.30	$12.87	14,967	9,581
	2006	$12.87	$15.30	16,060	7,110
	2007	$15.30	$15.35	17,764	8,886
	2008	$15.35	$8.70	7,838	7,387
	2009	$8.70	$11.20	5,435	3,785
	2010	$11.20	$12.76	4,946	3,183
	2011	$12.76	$12.73	4,225	3,778
	2012	$12.73	$14.76	5,681	2,038
	2013	$14.76	$18.70	5,460	2,289

Fidelity® VIP Growth Portfolio	2004	$6.26	$6.40	33,614	33,651
	2005	$6.40	$6.70	36,291	22,808
	2006	$6.70	$7.07	20,080	12,624
	2007	$7.07	$8.88	12,567	6,567
	2008	$8.88	$4.64	20,145	6,780
	2009	$4.64	$5.88	16,818	4,209
	2010	$5.88	$7.22	13,500	4,365
	2011	$7.22	$7.15	12,531	6,973
	2012	$7.15	$8.11	10,601	4,570

Form V-4826	90

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$8.11	$10.93	11,474	5,148

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	0	1,080
	2009	$5.30	$7.22	0	49
	2010	$7.22	$9.31	541	924
	2011	$9.31	$9.94	2,415	2,580
	2012	$9.94	$11.66	3,778	3,301
	2013	$11.66	$11.74	1,275	1,877

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.39	0	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2005	$10.00	$10.06	2,445	199
	2006	$10.06	$11.79	18,135	17,916
	2007	$11.79	$12.13	35,839	31,950
	2008	$12.13	$8.45	27,620	21,993
	2009	$8.45	$11.36	24,832	14,673
	2010	$11.36	$12.69	19,241	11,027
	2011	$12.69	$12.87	15,747	11,314
	2012	$12.87	$14.37	10,251	11,914
	2013	$14.37	$16.23	8,628	10,444

Franklin Flex Cap Growth VIP Fund	2005	$10.00	$10.39	2,714	0
	2006	$10.39	$10.83	5,295	0
	2007	$10.83	$12.27	4,680	513
	2008	$12.27	$7.87	4,885	4,485
	2009	$7.87	$10.37	691	931
	2010	$10.37	$11.94	741	786
	2011	$11.94	$11.26	25	775
	2012	$11.26	$12.20	0	764
	2013	$12.20	$16.62	0	796

Templeton Foreign VIP Fund	2006	$10.44	$12.57	257	5,378
	2007	$12.57	$14.38	16,580	7,232
	2008	$14.38	$8.50	18,541	5927
	2009	$8.50	$11.54	23,483	3311
	2010	$11.54	$12.40	23,625	3580
	2011	$12.40	$10.98	19,956	2,751
	2012	$10.98	$12.87	19,023	1,452
	2013	$12.87	$15.68	17,857	1,418

Franklin Templeton Variable Insurance Products Trust (Class 4)

Form V-4826	91

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.63	0	0
	2009	$6.63	$8.54	0	0
	2010	$8.54	$9.33	0	1206
	2011	$9.33	$9.09	0	0
	2012	$9.09	$10.38	0	642
	2013	$10.38	$12.72	0	642

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2004	$9.66	$11.37	5,020	7,620
	2005	$11.37	$11.71	6,965	7,085
	2006	$11.71	$14.23	16,084	11,846
	2007	$14.23	$14.32	22,580	14,581
	2008	$14.32	$9.29	20,420	11,085
	2009	$9.29	$10.89	10,683	3,182
	2010	$10.89	$12.01	11,255	3,316
	2011	$12.01	$11.06	8,038	3,306
	2012	$11.06	$13.06	6,648	3,221
	2013	$13.06	$17.24	6,801	3,156

Goldman Sachs U.S. Equity Insights Fund	2004	$8.49	$9.67	4,797	5,231
	2005	$9.67	$10.20	3,357	5,190
	2006	$10.20	$11.42	1,875	3,004
	2007	$11.42	$11.13	1,875	2,436
	2008	$11.13	$6.95	1,326	664
	2009	$6.95	$8.34	1,326	664
	2010	$8.34	$9.33	629	591
	2011	$9.33	$9.62	226	591
	2012	$9.62	$10.92	0	455
	2013	$10.92	$14.88	0	254

Goldman Sachs Strategic Growth Fund	2004	$7.95	$8.60	2,591	1,192
	2005	$8.60	$8.77	2,973	1,192
	2006	$8.77	$9.44	2,417	1,156
	2007	$9.44	$10.30	1,027	579
	2008	$10.30	$5.94	288	0
	2009	$5.94	$8.70	11,231	0
	2010	$8.70	$9.55	10,925	209
	2011	$9.55	$9.22	10,538	209
	2012	$9.22	$10.96	10,314	0
	2013	$10.96	$14.38	10,101	0

Form V-4826	92

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$0.25	0	0
	2013	$0.25	$11.54	0	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.89	9,800	0
	2010	$11.89	$12.81	8,018	9,148
	2011	$12.81	$11.78	7,944	7,462
	2012	$11.78	$13.92	7,970	6,807
	2013	$13.92	$17.26	6,382	7,860

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.60	904	0
	2010	$13.60	$15.78	1,671	1558
	2011	$15.78	$12.28	1,032	1,257
	2012	$12.28	$12.40	201	1,257
	2013	$12.40	$13.25	192	804

Ivy Funds VIP Science and Technology	2009	$10.00	$12.93	0	0
	2010	$12.93	$14.45	333	0
	2011	$14.45	$13.50	0	1,347
	2012	$13.50	$17.10	617	1,347
	2013	$17.10	$26.50	1,812	2,856

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2004	$11.70	$14.75	7	2,278
	2005	$14.75	$15.12	358	5,540
	2006	$15.12	$17.24	358	1,430
	2007	$17.24	$16.11	358	1,041
	2008	$16.11	$10.86	322	1,041
	2009	$10.86	$13.19	322	1,041
	2010	$13.19	$16.62	269	1,041
	2011	$16.62	$15.69	0	1,370
	2012	$15.69	$18.62	0	1,370
	2013	$18.62	$26.26	0	919

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2004	$14.07	$16.89	19,008	7,811
	2005	$16.89	$18.28	24,543	10,963
	2006	$18.28	$21.17	17,798	9,336
	2007	$21.17	$21.49	18,195	9,653
	2008	$21.49	$14.22	10,534	5,709
	2009	$14.22	$17.85	9,949	3,270

Form V-4826	93

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$17.85	$21.84	9,347	1,696
	2011	$21.84	$22.11	8,717	1,889
	2012	$22.11	$26.38	8,643	1,687
	2013	$26.38	$34.59	8,651	1,428

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2004	$7.00	$7.26	76,951	40,419
	2005	$7.26	$7.50	47,032	29,501
	2006	$7.50	$8.28	35,885	13,218
	2007	$8.28	$9.44	22,384	8,415
	2008	$9.44	$5.64	17,884	6,080
	2009	$5.64	$7.62	17,288	6,074
	2010	$7.62	$8.65	15,363	3,504
	2011	$8.65	$8.12	14,257	3,499
	2012	$8.12	$9.54	13,909	2,797
	2013	$9.54	$12.33	7,026	2,534

Global Research Portfolio	2004	$7.71	$8.01	39,696	32,134
	2005	$8.01	$8.40	21,516	21,382
	2006	$8.40	$9.84	11,082	14,467
	2007	$9.84	$10.69	10,148	13,331
	2008	$10.69	$5.86	6,309	9,816
	2009	$5.86	$8.00	5,193	8,644
	2010	$8.00	$9.19	5,011	6,211
	2011	$9.19	$7.86	4,717	4,549
	2012	$7.86	$9.35	2,115	3,814
	2013	$9.35	$11.90	1,532	3,814

Balanced Portfolio	2004	$10.58	$11.38	104,122	37,125
	2005	$11.38	$12.17	65,259	18,075
	2006	$12.17	$12.36	47,516	12,163
	2007	$12.36	$14.63	34,042	16,158
	2008	$14.63	$12.20	25,012	13,276
	2009	$12.20	$15.23	19,846	13,161
	2010	$15.23	$16.36	14,227	8,732
	2011	$16.36	$16.48	12,827	8,589
	2012	$16.48	$18.55	10,269	7,758
	2013	$18.55	$22.09	8,772	8,580

Janus Aspen Series (Service Shares)
Janus Portfolio	2004	$5.71	$5.89	21,338	7,857
	2005	$5.89	$6.08	20,034	7,055
	2006	$6.08	$6.69	13,130	4,443
	2007	$6.69	$7.61	10,283	1,905
	2008	$7.61	$4.54	7,670	1,780

Form V-4826	94

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$4.54	$6.12	5,484	301
	2010	$6.12	$6.93	5,428	301
	2011	$6.93	$6.48	3,808	301
	2012	$6.48	$7.60	3,727	301
	2013	$7.60	$9.79	3,166	301

Overseas Portfolio	2004	$13.61	$16.01	1,674	1,455
	2005	$16.01	$20.94	9,531	4,879
	2006	$20.94	$30.42	14,907	11,373
	2007	$30.42	$38.60	15,272	9,503
	2008	$38.60	$18.27	12,481	7,491
	2009	$18.27	$32.43	11,481	4,921
	2010	$32.43	$40.18	10,129	5,091
	2011	$40.18	$26.95	9,345	3,768
	2012	$26.95	$30.23	6,783	2,175
	2013	$30.23	$34.24	5,769	1,995

Global Research Portfolio	2004	$5.54	$5.74	23,884	7,148
	2005	$5.74	$6.01	22,398	7,148
	2006	$6.01	$7.02	15,588	6,717
	2007	$7.02	$7.61	14,703	4,403
	2008	$7.61	$4.16	8,407	4,015
	2009	$4.16	$5.67	6,051	3,394
	2010	$5.67	$6.49	4,916	1,953
	2011	$6.49	$5.53	4,868	1,953
	2012	$5.53	$6.57	4,526	1,953
	2013	$6.57	$8.34	2,344	1,953

Balanced Portfolio	2004	$9.58	$10.28	62,865	20,278
	2005	$10.28	$10.97	55,547	20,803
	2006	$10.97	$12.01	49,641	20,986
	2007	$12.01	$13.12	44,976	19,589
	2008	$13.12	$10.92	32,838	13,676
	2009	$10.92	$13.59	35,218	12,656
	2010	$13.59	$14.56	29,322	12,154
	2011	$14.56	$14.63	23,693	12,118
	2012	$14.63	$16.43	20,316	11,217
	2013	$16.43	$19.51	17,138	10,554

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.25	0	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2004	$16.50	$18.78	29,999	16,014
	2005	$18.78	$19.36	30,037	13,880

Form V-4826	95

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$19.36	$22.27	21,869	9,897
	2007	$22.27	$20.48	16,327	9,566
	2008	$20.48	$12.90	7,699	5,388
	2009	$12.90	$19.51	10,082	5,028
	2010	$19.51	$23.93	9,559	5,082
	2011	$23.93	$21.56	7,358	5,681
	2012	$21.56	$23.55	6,501	5,383
	2013	$23.55	$31.58	5,461	5,050

Lazard Retirement Emerging Markets Equity Portfolio	2004	$12.42	$16.07	17,239	8,687
	2005	$16.07	$22.43	26,504	19,296
	2006	$22.43	$28.88	25,045	13,837
	2007	$28.88	$38.16	23,028	13,448
	2008	$38.16	$19.39	13,729	7,854
	2009	$19.39	$32.64	15,733	5,129
	2010	$32.64	$39.69	14,685	4,423
	2011	$39.69	$32.26	13,292	2,753
	2012	$32.26	$39.02	10,988	1,488
	2013	$39.02	$38.19	9,354	1,486

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	2,531	0
	2006	$10.43	$12.67	6,646	1,537
	2007	$12.67	$13.91	7,662	3,263
	2008	$13.91	$8.68	8,210	461
	2009	$8.68	$10.45	3,320	1,125
	2010	$10.45	$11.05	3,627	809
	2011	$11.05	$10.16	3,566	796
	2012	$10.16	$12.19	1,655	783
	2013	$12.19	$14.59	1,633	893

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.94	$11.72	0	0
	2008	$11.72	$7.52	1,805	0
	2009	$7.52	$9.45	1,805	0
	2010	$9.45	$10.57	1,742	0
	2011	$10.57	$10.68	1,680	0
	2012	$10.68	$12.07	1,622	0
	2013	$12.07	$15.32	1,560	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.51	0	0
	2013	$10.51	$12.45	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)

Form V-4826	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
ClearBridge Variable All Cap Value Portfolio	2006	$10.20	$11.94	0	312
	2007	$11.94	$11.98	265	312
	2008	$11.98	$7.53	265	0
	2009	$7.53	$9.65	265	0
	2010	$9.65	$11.15	265	0
	2011	$11.15	$10.37	265	0
	2012	$10.37	$11.82	265	0
	2013	$11.82	$15.48	265	0

ClearBridge Variable Equity Income Portfolio	2006	$10.23	$11.41	0	976
	2007	$11.41	$11.83	0	0
	2008	$11.83	$7.62	0	0
	2009	$7.62	$9.28	0	0
	2010	$9.28	$10.33	0	0
	2011	$10.33	$11.04	0	0
	2012	$11.04	$12.50	0	0
	2013	$12.50	$15.60	0	0

ClearBridge Variable Large Cap Value Portfolio	2007	$12.03	$12.39	0	0
	2008	$12.39	$7.90	0	0
	2009	$7.90	$9.75	0	0
	2010	$9.75	$10.58	0	0
	2011	$10.58	$11.01	0	0
	2012	$11.01	$12.71	0	0
	2013	$12.71	$16.67	0	0

Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.18	0	0
	2013	$10.18	$11.95	0	0

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2004	$9.33	$10.08	6,338	0
	2005	$10.08	$10.41	6,523	0
	2006	$10.41	$11.07	3,866	0
	2007	$11.07	$12.18	4,127	0
	2008	$12.18	$7.61	2,207	0
	2009	$7.61	$10.49	2,207	0
	2010	$10.49	$11.66	2,207	0
	2011	$11.66	$11.59	2,207	0
	2012	$11.59	$13.41	2,207	0
	2013	$13.41	$17.28	2,207	0

Form V-4826	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
MFS® Mid Cap Growth Series	2004	$8.43	$9.56	6,140	2,257
	2005	$9.56	$9.74	7,619	2,037
	2006	$9.74	$9.88	7,385	671
	2007	$9.88	$10.72	6,067	671
	2008	$10.72	$5.14	5,652	1,682
	2009	$5.14	$7.20	3,186	450
	2010	$7.20	$9.22	1,582	346
	2011	$9.22	$8.57	1,157	256
	2012	$8.57	$9.89	0	169
	2013	$9.89	$13.45	0	143

MFS® New Discovery Series	2004	$10.33	$10.87	571	1,092
	2005	$10.87	$11.32	571	518
	2006	$11.32	$12.67	241	159
	2007	$12.67	$12.84	290	159
	2008	$12.84	$7.69	360	350
	2009	$7.69	$12.42	241	0
	2010	$12.42	$16.74	0	0
	2011	$16.74	$14.85	247	0
	2012	$14.85	$17.79	510	0
	2013	$17.79	$24.90	1,718	0

MFS® Total Return Series	2004	$11.07	$12.18	114,704	54,475
	2005	$12.18	$12.38	110,150	57,030
	2006	$12.38	$13.70	82,282	34,216
	2007	$13.70	$14.11	62,275	33,813
	2008	$14.11	$10.86	48,050	17,873
	2009	$10.86	$12.67	31,986	14,144
	2010	$12.67	$13.77	22,313	12,390
	2011	$13.77	$13.87	21,671	10,678
	2012	$13.87	$15.24	17,115	9,733
	2013	$15.24	$17.94	16,206	9,346

Neuberger Berman Advisers Management Trust	2006	$10.00	$10.17	457	97
AMT Mid Cap Intrinsic Value Portfolio	2007	$10.17	$10.43	427	93
	2008	$10.43	$5.58	372	78
	2009	$5.58	$8.09	333	357
	2010	$8.09	$10.10	299	769
	2011	$10.10	$9.34	874	769
	2012	$9.34	$10.68	291	769
	2013	$10.68	$14.47	58	769

Northern Lights Variable Trust (Class 2 Shares)

Form V-4826	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.23	0	0
	2013	$10.23	$10.94	2,154	4,209

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.22	0	0
	2013	$10.22	$11.38	0	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.19	0	0
	2013	$10.19	$11.71	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2004	$11.53	$12.44	41,648	15,925
	2005	$12.44	$12.59	52,018	16,821
	2006	$12.59	$12.57	73,608	17,526
	2007	$12.57	$13.78	42,244	15,340
	2008	$13.78	$12.70	37,696	9,468
	2009	$12.70	$14.90	26,160	7,956
	2010	$14.90	$15.96	22,899	7,997
	2011	$15.96	$17.67	15,675	6,825
	2012	$17.67	$19.04	9,132	6,067
	2013	$19.04	$17.13	6,041	3,811

Total Return Portfolio	2004	$10.87	$11.30	38,494	4,531
	2005	$11.30	$11.47	41,173	5,234
	2006	$11.47	$11.81	40,019	9,561
	2007	$11.81	$12.73	43,433	12,027
	2008	$12.73	$13.22	42,397	9,722
	2009	$13.22	$14.94	32,422	13,367
	2010	$14.94	$16.01	31,214	12,476
	2011	$16.01	$16.44	23,955	10,495
	2012	$16.44	$17.86	19,918	9,517
	2013	$17.86	$17.35	14,971	6,859

Global Bond Portfolio	2004	$12.14	$13.30	6,872	1,376
	2005	$13.30	$12.31	2,779	983
	2006	$12.31	$12.77	6,803	806
	2007	$12.77	$13.89	2,635	806
	2008	$13.89	$13.65	6,173	1,611
	2009	$13.65	$15.80	6,694	2,467
	2010	$15.80	$17.49	7,514	2,157
	2011	$17.49	$18.65	4,836	2,023
	2012	$18.65	$19.76	3,156	2,108
	2013	$19.76	$17.93	2,041	1,801

Form V-4826	99

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.39	0	0
	2010	$13.39	$16.53	487	1,531
	2011	$16.53	$15.15	1,064	1,466
	2012	$15.15	$15.82	955	1,462
	2013	$15.82	$13.37	722	1,487

Global Diversified Allocation Portfolio	2012	$10.00	$10.05	0	0
	2013	$10.05	$11.10	0	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2004	$12.17	$13.18	1,955	734
	2005	$13.18	$14.89	2,483	2,037
	2006	$14.89	$14.96	2,129	503
	2007	$14.96	$16.54	452	503
	2008	$16.54	$10.24	0	503
	2009	$10.24	$14.46	7,542	0
	2010	$14.46	$15.98	7,334	0
	2011	$15.98	$15.82	7,054	224
	2012	$15.82	$18.14	6,784	224
	2013	$18.14	$24.66	6,529	0

Jennison 20/20 Focus Portfolio	2004	$12.38	$14.16	0	0
	2005	$14.16	$17.01	1,499	3,447
	2006	$17.01	$19.15	2,650	761
	2007	$19.15	$20.91	1,556	1,536
	2008	$20.91	$12.56	2,401	1,776
	2009	$12.56	$19.59	9,909	1,355
	2010	$19.59	$20.84	10,200	1,579
	2011	$20.84	$19.73	8,858	1,373
	2012	$19.73	$21.63	8,428	1,269
	2013	$21.63	$27.72	7,949	1,215

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2004	$14.00	$17.34	23,735	11,841
	2005	$17.34	$18.66	30,127	10,273
	2006	$18.66	$21.37	27,390	12,153
	2007	$21.37	$20.72	24,131	12,057
	2008	$20.72	$14.96	15,409	10,164
	2009	$14.96	$20.04	14,899	6,916
	2010	$20.04	$23.94	14,279	3,620
	2011	$23.94	$22.95	13,120	3,865
	2012	$22.95	$25.58	11,738	3,223
	2013	$25.58	$34.17	10,494	3,393

Form V-4826	100

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Micro-Cap Portfolio	2004	$14.73	$16.62	8,973	3,685
	2005	$16.62	$18.39	9,689	2,295
	2006	$18.39	$22.06	8,704	5,850
	2007	$22.06	$22.73	9,096	4,005
	2008	$22.73	$12.78	7,864	1,826
	2009	$12.78	$20.02	9,891	1,981
	2010	$20.02	$25.78	13,775	2,187
	2011	$25.78	$22.46	9,389	1,889
	2012	$22.46	$23.95	8,749	763
	2013	$23.95	$28.72	7,554	734

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$18.97	$25.64	14,291	3,334
	2005	$25.64	$29.75	21,233	5,978
	2006	$29.75	$40.70	21,274	9,492
	2007	$40.70	$33.45	9,495	5,403
	2008	$33.45	$20.59	6,998	4,121
	2009	$20.59	$26.19	5,957	2,374
	2010	$26.19	$33.73	4,722	1,912
	2011	$33.73	$35.41	4,512	1,760
	2012	$35.41	$40.65	3,492	1,714
	2013	$40.65	$41.12	2,896	1,608

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2004	$11.55	$11.91	0	183
	2005	$11.91	$12.27	3,038	1,005
	2006	$12.27	$12.59	1,067	378
	2007	$12.59	$13.13	332	1,744
	2008	$13.13	$11.65	0	1,630
	2009	$11.65	$12.63	0	1,238
	2010	$12.63	$13.38	0	717
	2011	$13.38	$13.97	0	382
	2012	$13.97	$15.12	0	382
	2013	$15.12	$14.90	0	382

Morgan Stanley UIF U.S. Real Estate Portfolio	2004	$12.82	$17.29	5,695	1,658
	2005	$17.29	$20.00	4,221	253
	2006	$20.00	$27.29	5,068	1,242
	2007	$27.29	$22.38	781	253
	2008	$22.38	$13.74	712	253
	2009	$13.74	$17.49	0	253

Form V-4826	101

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$17.49	$22.46	0	253
	2011	$22.46	$23.52	0	253
	2012	$23.52	$26.95	0	232
	2013	$26.95	$27.18	0	232

Morgan Stanley UIF Growth Portfolio	2007	$10.27	$12.38	0	184
	2008	$12.38	$6.21	0	184
	2009	$6.21	$10.17	3,395	184
	2010	$10.17	$12.36	3,395	184
	2011	$12.36	$11.88	3,395	0
	2012	$11.88	$13.43	3,395	0
	2013	$13.43	$19.66	3,395	0

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2004	$6.16	$7.27	13,515	21,359
	2005	$7.27	$7.90	11,311	14,588
	2006	$7.90	$8.98	11,293	8,437
	2007	$8.98	$10.88	5,416	4,105
	2008	$10.88	$6.00	5,404	3,770
	2009	$6.00	$8.35	4,764	3,440
	2010	$8.35	$11.21	2,002	2,231
	2011	$11.21	$11.16	1,505	2,179
	2012	$11.16	$13.02	1,321	2,179
	2013	$13.02	$18.56	1,249	2,179

VT Opportunity Fund	2004	$11.08	$12.99	20,696	10,613
	2005	$12.99	$13.88	12,755	8,451
	2006	$13.88	$15.44	10,941	7,899
	2007	$15.44	$16.32	6,929	3,326
	2008	$16.32	$9.69	5,165	2,985
	2009	$9.69	$14.18	5,101	2,985
	2010	$14.18	$17.40	4,911	2,381
	2011	$17.40	$16.29	4,093	2,381
	2012	$16.29	$18.65	3,293	2,381
	2013	$18.65	$24.16	1,242	1,920

Form V-4826	102

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

VAA 1940 Act File Number 811-1979

VAA 1933 Act File Number 33-62282

VAB 1940 Act File Number 811-1979

VAB 1933 Act File Number 33-62284

Form V-4826	103

Ohio National Variable Account B

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Top Plus VA

Statement of Additional Information

May 1, 2014

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 2014. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $38.8 billion and equity of approximately $2.0 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA and VAB’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account B and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA and VAB, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2013	$131,102,066	$29,731,824
2012	$157,913,930	$34,597,097
2011	$89,832,750	$19,517,109

For contracts issued by VAB, those amounts have been:

Year	Aggregate Commissions	Retained Commissions
2013	$36,715	$8,326
2012	$25,287	$5,540
2011	$17,837	$3,875

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

2

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
184,477 Shares (Cost $4,620,647)	$5,425,481	$5,250,509	$174,972	$5,425,481

Money Market Subaccount
79,094 Shares (Cost $790,941)	790,941	773,096	17,845	790,941

Bond Subaccount
135,257 Shares (Cost $1,536,204)	1,999,092	1,996,293	2,799	1,999,092

Omni Subaccount
118,546 Shares (Cost $1,907,866)	2,577,187	2,521,299	55,888	2,577,187

International Subaccount
131,557 Shares (Cost $1,695,250)	1,823,385	1,816,628	6,757	1,823,385

Capital Appreciation Subaccount
96,410 Shares (Cost $1,457,850)	3,011,845	2,969,356	42,489	3,011,845

International Small-Mid Company Subaccount
27,334 Shares (Cost $488,695)	820,851	820,851	0	820,851

Aggressive Growth Subaccount
11,681 Shares (Cost $102,038)	146,007	146,007	0	146,007

Small Cap Growth Subaccount
69,944 Shares (Cost $1,487,680)	1,584,222	1,579,556	4,666	1,584,222

Mid Cap Opportunity Subaccount
40,145 Shares (Cost $596,821)	1,133,692	1,121,501	12,191	1,133,692

S&P 500® Index Subaccount
157,678 Shares (Cost $2,155,686)	3,095,226	3,081,481	13,745	3,095,226

Strategic Value Subaccount
2,876 Shares (Cost $28,175)	37,652	37,652	0	37,652

High Income Bond Subaccount
12,068 Shares (Cost $119,072)	191,637	191,637	0	191,637

Capital Growth Subaccount
522 Shares (Cost $11,816)	20,905	20,905	0	20,905

Nasdaq-100® Index Subaccount
3,369 Shares (Cost $12,691)	31,163	31,163	0	31,163

Bristol Subaccount
529 Shares (Cost $6,130)	9,672	9,672	0	9,672

Bryton Growth Subaccount
1,120 Shares (Cost $11,576)	21,593	21,593	0	21,593

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Balanced Subaccount
1,514 Shares (Cost $21,319)	$27,289	$27,289	$0	$27,289

Bristol Growth Subaccount
1,132 Shares (Cost $10,401)	16,666	16,666	0	16,666

Janus Aspen Series - Institutional Shares:
Janus Subaccount
6,445 Shares (Cost $175,076)	220,408	220,408	0	220,408

Global Research Subaccount (a)
2,626 Shares (Cost $97,017)	102,407	102,407	0	102,407

Balanced Subaccount
35,267 Shares (Cost $925,684)	1,067,546	1,067,546	0	1,067,546

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2,326 Shares (Cost $45,279)	60,835	60,835	0	60,835

Small Cap Value Subaccount
881 Shares (Cost $8,483)	9,436	9,436	0	9,436

Discovery Subaccount
2,464 Shares (Cost $32,059)	86,716	86,716	0	86,716

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
5,780 Shares (Cost $66,194)	72,769	72,769	0	72,769

Structured U.S. Equity Subaccount
584 Shares (Cost $6,629)	9,640	9,640	0	9,640

Strategic Growth Subaccount
193 Shares (Cost $2,138)	3,401	3,401	0	3,401

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
7,917 Shares (Cost $161,399)	170,305	170,305	0	170,305

U.S. Small-Mid Cap Equity Subaccount
26,652 Shares (Cost $253,398)	232,139	232,139	0	232,139

International Equity Subaccount
1,006 Shares (Cost $11,212)	13,344	13,344	0	13,344

Multi-Asset Targeted Volatility Subaccount
318 Shares (Cost $3,395)	3,913	3,913	0	3,913

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
31,884 Shares (Cost $906,223)	$1,135,087	$1,135,087	$0	$1,135,087

VIP Contrafund® Subaccount
17,272 Shares (Cost $448,702)	583,278	583,278	0	583,278

VIP Growth Subaccount
2,811 Shares (Cost $98,711)	159,016	159,016	0	159,016

VIP Equity-Income Subaccount
3,712 Shares (Cost $78,172)	84,922	84,922	0	84,922

VIP Real Estate Subaccount
2,550 Shares (Cost $40,101)	41,205	41,205	0	41,205

Janus Aspen Series - Service Shares:
Janus Subaccount
755 Shares (Cost $18,757)	25,458	25,458	0	25,458

Global Research Subaccount (a)
533 Shares (Cost $17,629)	20,449	20,449	0	20,449

Balanced Subaccount
23,785 Shares (Cost $673,464)	754,454	754,454	0	754,454

Overseas Subaccount
4,205 Shares (Cost $189,546)	172,084	172,084	0	172,084

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,082 Shares (Cost $15,325)	22,740	22,740	0	22,740

Investors Growth Stock Subaccount
166 Shares (Cost $1,370)	2,488	2,488	0	2,488

Mid Cap Growth Subaccount
1,306 Shares (Cost $7,850)	11,390	11,390	0	11,390

Total Return Subaccount
9,256 Shares (Cost $175,174)	214,004	214,004	0	214,004

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,004 Shares (Cost $10,824)	24,130	24,130	0	24,130

Mid Cap Value Subaccount
11,327 Shares (Cost $57,784)	119,730	119,730	0	119,730

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
17,847 Shares (Cost $230,379)	$224,870	$224,870	$0	$224,870

Total Return Subaccount
17,556 Shares (Cost $192,881)	192,765	192,765	0	192,765

Global Bond Subaccount
8,582 Shares (Cost $114,661)	105,899	105,899	0	105,899

CommodityRealReturn® Strategy Subaccount
4,877 Shares (Cost $40,839)	29,166	29,166	0	29,166

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
776 Shares (Cost $11,589)	20,404	20,404	0	20,404

The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
4,003 Shares (Cost $57,116)	80,629	80,629	0	80,629

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
481 Shares (Cost $19,483)	22,947	22,947	0	22,947

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
20,508 Shares (Cost $202,731)	285,475	285,475	0	285,475

Micro-Cap Subaccount
5,082 Shares (Cost $56,975)	65,197	65,197	0	65,197

The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
11,920 Shares (Cost $204,460)	187,621	187,621	0	187,621

Core Plus Fixed Income Class II Subaccount
738 Shares (Cost $7,778)	7,519	7,519	0	7,519

U.S. Real Estate Class II Subaccount
744 Shares (Cost $13,397)	11,657	11,657	0	11,657

Growth Class II Subaccount
158 Shares (Cost $3,065)	4,809	4,809	0	4,809

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco V.I. International Growth Series II Subaccount
413 Shares (Cost $12,585)	14,397	14,397	0	14,397

Invesco V.I. Balanced-Risk Allocation Series II Subaccount
1,388 Shares (Cost $17,376)	16,933	16,933	0	16,933

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Class 2 Subaccount
14,597 Shares (Cost $223,124)	$234,576	$234,576	$0	$234,576

Franklin Flex Cap Growth Securities Class 2 Subaccount
1,278 Shares (Cost $13,433)	23,144	23,144	0	23,144

Templeton Foreign Securities Class 2 Subaccount
3,315 Shares (Cost $48,889)	57,145	57,145	0	57,145

Franklin Templeton VIP Founding Funds Allocation Class 4 Subaccount
1,084 Shares (Cost $8,119)	8,170	8,170	0	8,170

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
1,721 Shares (Cost $24,585)	31,319	31,319	0	31,319

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
12,142 Shares (Cost $125,100)	160,858	160,858	0	160,858

VIP Global Natural Resources Subaccount
3,391 Shares (Cost $20,921)	18,423	18,423	0	18,423

VIP Science and Technology Subaccount
2,914 Shares (Cost $58,865)	77,454	77,454	0	77,454

Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason Dynamic Multi-Strategy VIT Subaccount
310 Shares (Cost $3,379)	3,908	3,908	0	3,908

Federated Insurance Series - Service Shares:
Managed Volatility Fund II Subaccount
1,319 Shares (Cost $12,815)	14,902	14,902	0	14,902

Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount (a)
4,014 Shares (Cost $43,446)	46,046	46,046	0	46,046

TOPS® Managed Risk Moderate Growth ETF Subaccount (a)
471 Shares (Cost $4,984)	5,608	5,608	0	5,608

AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
2,016 Shares (Cost $22,191)	23,547	23,547	0	23,547

Totals	$30,163,188	$29,831,836	$331,352	$30,163,188

(a)	Name change was effective May 1, 2013:

Global Research Subaccount formerly known as Worldwide Subaccount

TOPS® Managed Risk Balanced ETF Subaccount formerly known as TOPS™ Protected Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount formerly known as TOPS™ Protected Moderate Growth ETF Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2013	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$44,202	$0	$0	$24,516	$0	$11,828	$0	$0
Risk and administrative expense (note 2)	(41,785)	(10,250)	(22,156)	(25,431)	(19,669)	(26,583)	(13,342)	(7,559)

Net investment activity	2,417	(10,250)	(22,156)	(915)	(19,669)	(14,755)	(13,342)	(7,559)

Reinvested capital gains	0	0	0	0	0	0	27,802	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	24,578	1,124	57,934	90,555	9,046	143,776	505,012	14,875
Unrealized gain (loss)	1,509,643	0	(99,945)	549,150	201,247	634,371	(39,628)	162,297

Net gain (loss) on investments	1,534,221	1,124	(42,011)	639,705	210,293	778,147	465,384	177,172

Net increase (decrease) in contract owners’ equity from operations	$1,536,638	$(9,126)	$(64,167)	$638,790	$190,624	$763,392	$479,844	$169,613

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100® Index Subaccount
	2013	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$0	$0	$35,682	$896	$0	$0	$209
Risk and administrative expense (note 2)	(1,403)	(3,615)	(10,640)	(29,739)	(411)	(1,852)	(624)	(289)

Net investment activity	(1,403)	(3,615)	(10,640)	5,943	485	(1,852)	(624)	(80)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,670	91,658	72,476	111,172	2,053	2,368	19,737	696
Unrealized gain (loss)	33,441	40,624	231,463	637,327	4,449	10,353	(5,793)	7,464

Net gain (loss) on investments	37,111	132,282	303,939	748,499	6,502	12,721	13,944	8,160

Net increase (decrease) in contract owners’ equity from operations	$35,708	$128,667	$293,299	$754,442	$6,987	$10,869	$13,320	$8,080

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Target VIP Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$41	$0	$216	$0	$0	$61
Risk and administrative expense (note 2)	(69)	(279)	(264)	(1)	(1)	(131)

Net investment activity	(28)	(279)	(48)	(1)	(1)	(70)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	64	5,916	51	52	50	39
Unrealized gain (loss)	2,595	3,494	3,370	0	0	4,464

Net gain (loss) on investments	2,659	9,410	3,421	52	50	4,503

Net increase (decrease) in contract owners’ equity from operations	$2,631	$9,131	$3,373	$51	$49	$4,433

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Janus Aspen Series - Institutional Shares			Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$1,598	$1,133	$15,063	$107	$63	$5
Risk and administrative expense (note 2)	(2,180)	(941)	(10,366)	(527)	(99)	(741)

Net investment activity	(582)	192	4,697	(420)	(36)	(736)

Reinvested capital gains	0	0	55,412	0	0	2,048

Realized and unrealized gain (loss) on investments:	6,883	(381)	5,178	1,162	7	458
Realized gain (loss)	46,879	22,629	103,229	13,907	1,153	24,044

Unrealized gain (loss)	53,762	22,248	108,407	15,069	1,160	24,502

Net increase (decrease) in contract owners’ equity from operations	$53,180	$22,440	$168,516	$14,649	$1,124	$25,814

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	International Equity Subaccount	Multi-Asset Targeted Volatility Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$819	$99	$12	$2,371	$0	$156	$11
Risk and administrative expense (note 2)	(723)	(104)	(43)	(2,104)	(1,985)	(95)	(39)

Net investment activity	96	(5)	(31)	267	(1,985)	61	(28)

Reinvested capital gains	7,821	0	117	987	26,605	0	79

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,714	999	564	2,526	(3,017)	38	2
Unrealized gain (loss)	9,784	2,236	395	(9,428)	38,791	1,889	549

Net gain (loss) on investments	12,498	3,235	959	(6,902)	35,774	1,927	551

Net increase (decrease) in contract owners’ equity from operations	$20,415	$3,230	$1,045	$(5,648)	$60,394	$1,988	$602

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$2,788	$5,460	$65	$1,820	$712
Risk and administrative expense (note 2)	(10,692)	(6,478)	(1,451)	(797)	(595)

Net investment activity	(7,904)	(1,018)	(1,386)	1,023	117

Reinvested capital gains	133,894	191	98	5,357	2,103

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	21,621	31,105	3,260	453	3,955
Unrealized gain (loss)	153,087	132,314	40,262	11,509	(5,915)

Net gain (loss) on investments	174,708	163,419	43,522	11,962	(1,960)

Net increase (decrease) in contract owners’ equity from operations	$300,698	$162,592	$42,234	$18,342	$260

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Janus Aspen Series - Service Shares				MFS® Variable Insurance Trust - Service Class
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2013	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$146	$199	$9,296	$4,976	$0	$9	$0	$3,332
Risk and administrative expense (note 2)	(235)	(171)	(7,227)	(1,636)	(227)	(24)	(88)	(1,912)

Net investment activity	(89)	28	2,069	3,340	(227)	(15)	(88)	1,420

Reinvested capital gains	0	0	37,493	0	184	70	30	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	46	9	12,079	(2,401)	602	13	79	1,633
Unrealized gain (loss)	5,624	4,302	67,072	19,356	6,337	487	2,603	29,868

Net gain (loss) on investments	5,670	4,311	79,151	16,955	6,939	500	2,682	31,501

Net increase (decrease) in contract owners’ equity from operations	$5,581	$4,339	$118,713	$20,295	$6,896	$555	$2,624	$32,921

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	J.P. Morgan Insurance Trust - Class I		PIMCO Variable Insurance Trust - Administrative Shares
	Small Cap Core Subaccount	Mid Cap Value Subaccount	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$113	$1,149	$4,230	$6,062	$1,568	$549
Risk and administrative expense (note 2)	(203)	(1,129)	(3,072)	(2,848)	(1,528)	(305)

Net investment activity	(90)	20	1,158	3,214	40	244

Reinvested capital gains	0	1,235	2,012	2,265	875	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,236	8,651	3,891	3,405	(2,756)	(507)
Unrealized gain (loss)	3,908	19,849	(38,985)	(16,340)	(13,207)	(5,128)

Net gain (loss) on investments	8,144	28,500	(35,094)	(12,935)	(15,963)	(5,635)

Net increase (decrease) in contract owners’ equity from operations	$8,054	$29,755	$(31,924)	$(7,456)	$(15,048)	$(5,391)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Calvert Variable Series, Inc.	The Prudential Series Fund, Inc. - Class II		Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$15	$0	$0	$331	$3,027	$316
Risk and administrative expense (note 2)	(228)	(731)	(10)	(172)	(3,180)	(775)

Net investment activity	(213)	(731)	(10)	159	(153)	(459)

Reinvested capital gains	1,214	0	0	33	15,734	1,651

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,570	364	533	15	27,223	2,318
Unrealized gain (loss)	1,772	18,142	(230)	2,938	45,060	9,899

Net gain (loss) on investments	4,342	18,506	303	2,953	72,283	12,217

Net increase (decrease) in contract owners’ equity from operations	$5,343	$17,775	$293	$3,145	$87,864	$13,409

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	U.S. Real Estate Class I Subaccount	Core Plus Fixed Income Class II Subaccount	U.S. Real Estate Class II Subaccount	Growth Class II Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$2,146	$260	$102	$8	$139	$527
Risk and administrative expense (note 2)	(2,030)	(71)	(119)	(42)	(126)	(326)

Net investment activity	116	189	(17)	(34)	13	201

Reinvested capital gains	0	0	0	151	0	999

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(483)	0	(14)	11	11	(690)
Unrealized gain (loss)	2,801	(304)	118	1,391	2,141	(554)

Net gain (loss) on investments	2,318	(304)	104	1,402	2,152	(1,244)

Net increase (decrease) in contract owners’ equity from operations	$2,434	$(115)	$87	$1,519	$2,165	$(44)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Franklin Templeton Variable Insurance Products Trust Management				Neuberger Berman Advisers Trust - S Class
	Franklin Income Securities Class 2 Subaccount	Franklin Flex Cap Growth Securities Class 2 Subaccount	Templeton Foreign Securities Class 2 Subaccount	Franklin Templeton VIP Founding Funds Allocation Class 4 Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$17,086	$1	$1,179	$778	$258
Risk and administrative expense (note 2)	(2,575)	(187)	(510)	(67)	(280)

Net investment activity	14,511	(186)	669	711	(22)

Reinvested capital gains	0	51	0	1,288	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,929	162	41	2	35
Unrealized gain (loss)	15,842	5,941	9,322	(496)	8,031

Net gain (loss) on investments	17,771	6,103	9,363	(494)	8,066

Net increase (decrease) in contract owners’ equity from operations	$32,282	$5,968	$10,032	$1,505	$8,044

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Ivy Funds Variable Insurance Portfolios			Legg Mason Partners Variable Equity Trust - Class I
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	ClearBridge Variable Equity Income Subaccount	Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$1,598	$0	$0	$0	$36
Risk and administrative expense (note 2)	(1,227)	(204)	(513)	(2)	(40)

Net investment activity	371	(204)	(513)	(2)	(4)

Reinvested capital gains	0	0	2,667	0	6

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,077	(1,250)	3,269	214	3
Unrealized gain (loss)	22,081	2,633	18,204	(117)	565

Net gain (loss) on investments	29,158	1,383	21,473	97	568

Net increase (decrease) in contract owners’ equity from operations	$29,529	$1,179	$23,627	$95	$570

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2013

	Federated Insurance Series - Service Shares	Northern Lights Variable Trust - Class II		AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Managed Volatility Fund II Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	Dynamic Asset Allocation Subaccount	Total Subaccounts
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$386	$346	$41	$60	$210,202
Risk and administrative expense (note 2)	(146)	(395)	(58)	(120)	(290,792)

Net investment activity	240	(49)	(17)	(60)	(80,590)

Reinvested capital gains	0	0	0	82	330,554

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	10	10	4	21	1,306,794
Unrealized gain (loss)	2,166	2,600	577	1,321	4,735,290

Net gain (loss) on investments	2,176	2,610	581	1,342	6,042,084

Net increase (decrease) in contract owners’ equity from operations	$2,416	$2,561	$564	$1,364	$6,292,048

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,417	$20,337	$(10,250)	$(8,443)	$(22,156)	$(24,049)	$(915)	$5,008
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	24,578	(192,683)	1,124	210	57,934	85,909	90,555	11,964
Unrealized gain (loss)	1,509,643	814,310	0	0	(99,945)	73,514	549,150	239,006

Net increase (decrease) in contract owners’ equity from operations	1,536,638	641,964	(9,126)	(8,233)	(64,167)	135,374	638,790	255,978

Equity transactions:
Contract purchase payments (note 1)	90,905	18,791	9,550	18,175	57,894	153,438	68,422	6,382
Transfers (to) and from other subaccounts	(1,421)	(22,900)	47,197	378,841	(11,071)	24,100	0	(108,399)
Transfers (to) and from fixed dollar contract	(59,476)	(60,374)	(91,547)	(98,399)	(75,564)	(102,451)	(81,458)	(14,112)
Withdrawals and surrenders	(461,518)	(653,939)	(76,649)	(390,046)	(119,172)	(184,874)	(293,440)	(207,593)
Surrender charges (note 2)	(3,100)	(2,263)	(345)	(882)	(217)	(353)	(726)	(366)
Annual contract charges (note 2)	(3,243)	(3,505)	(336)	(441)	(427)	(528)	(1,511)	(1,701)
Annuity and death benefit payments	(93,157)	(119,170)	(5,110)	(9,631)	(6,353)	(16,450)	(64,249)	(111,607)

Net equity transactions	(531,010)	(843,360)	(117,240)	(102,383)	(154,910)	(127,118)	(372,962)	(437,396)

Net change in contract owners’ equity	1,005,628	(201,396)	(126,366)	(110,616)	(219,077)	8,256	265,828	(181,418)
Contract owners’ equity:
Beginning of period	4,419,853	4,621,249	917,307	1,027,923	2,218,169	2,209,913	2,311,359	2,492,777

End of period	$5,425,481	$4,419,853	$790,941	$917,307	$1,999,092	$2,218,169	$2,577,187	$2,311,359

Change in units:
Beginning units	93,088	121,597	42,239	45,882	53,468	56,466	62,956	76,631

Units purchased	1,976	345	16,297	37,726	1,249	4,589	1,345	313
Units redeemed	(11,527)	(28,854)	(23,495)	(41,369)	(4,842)	(7,587)	(10,139)	(13,988)

Ending units	83,537	93,088	35,041	42,239	49,875	53,468	54,162	62,956

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(19,669)	$(20,701)	$(14,755)	$(10,370)	$(13,342)	$(13,736)	$(7,559)	$(7,954)
Reinvested capital gains	0	0	0	0	27,802	0	0	0
Realized gain (loss)	9,046	(54,648)	143,776	155,766	505,012	7,497	14,875	66,634
Unrealized gain (loss)	201,247	413,326	634,371	219,903	(39,628)	118,348	162,297	91,118

Net increase (decrease) in contract owners’ equity from operations	190,624	337,977	763,392	365,299	479,844	112,109	169,613	149,798

Equity transactions:
Contract purchase payments (note 1)	28,968	2,094	12,676	6,266	26,010	906	29,475	28,745
Transfers (to) and from other subaccounts	(11,582)	(34,393)	38,072	(94,180)	(1,521,759)	(30,170)	0	(122,748)
Transfers (to) and from fixed dollar contract	(29,249)	(23,763)	5,718	(12,767)	(27,974)	(29,569)	0	(35,214)
Withdrawals and surrenders	(243,614)	(277,200)	(155,016)	(168,770)	(130,545)	(154,815)	(14,482)	(87,478)
Surrender charges (note 2)	(223)	(352)	(93)	(1,420)	(65)	(788)	(8)	(842)
Annual contract charges (note 2)	(1,193)	(1,427)	(949)	(1,146)	(695)	(808)	(316)	(369)
Annuity and death benefit payments	(31,598)	(35,282)	(40,884)	(63,935)	(23,896)	(51,119)	(28,485)	(11,778)

Net equity transactions	(288,491)	(370,323)	(140,476)	(335,952)	(1,678,924)	(266,363)	(13,816)	(229,684)

Net change in contract owners’ equity	(97,867)	(32,346)	622,916	29,347	(1,199,080)	(154,254)	155,797	(79,886)
Contract owners’ equity:
Beginning of period	1,921,252	1,953,598	2,388,929	2,359,582	1,199,080	1,353,334	665,054	744,940

End of period	$1,823,385	$1,921,252	$3,011,845	$2,388,929	$0	$1,199,080	$820,851	$665,054

Change in units:
Beginning units	95,757	116,121	61,839	71,477	39,257	48,203	22,228	30,177

Units purchased	1,345	398	1,495	2,669	827	33	896	3,332
Units redeemed	(14,808)	(20,762)	(4,885)	(12,307)	(40,084)	(8,979)	(1,309)	(11,281)

Ending units	82,294	95,757	58,449	61,839	0	39,257	21,815	22,228

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,403)	$(1,415)	$(3,615)	$(3,026)	$(10,640)	$(11,108)	$5,943	$7,223
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,670	(411)	91,658	8,344	72,476	84,418	111,172	41,363
Unrealized gain (loss)	33,441	30,400	40,624	38,448	231,463	117,143	637,327	296,236

Net increase (decrease) in contract owners’ equity from operations	35,708	28,574	128,667	43,766	293,299	190,453	754,442	344,822

Equity transactions:
Contract purchase payments (note 1)	350	561	190	239	760	2,317	103,198	74,802
Transfers (to) and from other subaccounts	0	(10,894)	1,376,664	(17,204)	0	(34,135)	91,597	(45,681)
Transfers (to) and from fixed dollar contract	(7,294)	0	0	0	0	(21,967)	(26,279)	(25,603)
Withdrawals and surrenders	(10,678)	(40,936)	(192,126)	(21,459)	(154,540)	(235,389)	(342,283)	(173,560)
Surrender charges (note 2)	(12)	(799)	(86)	(203)	(139)	(216)	(160)	(164)
Annual contract charges (note 2)	(141)	(147)	(189)	(159)	(875)	(970)	(989)	(1,039)
Annuity and death benefit payments	(306)	(3,475)	(394)	(8,597)	(8,022)	(9,911)	(9,165)	(42,408)

Net equity transactions	(18,081)	(55,690)	1,184,059	(47,383)	(162,816)	(300,271)	(184,081)	(213,653)

Net change in contract owners’ equity	17,627	(27,116)	1,312,726	(3,617)	130,483	(109,818)	570,361	131,169
Contract owners’ equity:
Beginning of period	128,380	155,496	271,496	275,113	1,003,209	1,113,027	2,524,865	2,393,696

End of period	$146,007	$128,380	$1,584,222	$271,496	$1,133,692	$1,003,209	$3,095,226	$2,524,865

Change in units:
Beginning units	13,222	19,557	13,524	16,049	37,089	48,861	121,172	131,168

Units purchased	35	64	48,144	42	26	384	7,774	10,188
Units redeemed	(1,769)	(6,399)	(7,193)	(2,567)	(5,185)	(12,156)	(14,983)	(20,184)

Ending units	11,488	13,222	54,475	13,524	31,930	37,089	113,963	121,172

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$485	$168	$(1,852)	$(2,081)	$(624)	$(878)	$(80)	$(173)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,053	674	2,368	28,342	19,737	12,222	696	5,848
Unrealized gain (loss)	4,449	1,537	10,353	(629)	(5,793)	(1,900)	7,464	(651)

Net increase (decrease) in contract owners’ equity from operations	6,987	2,379	10,869	25,632	13,320	9,444	8,080	5,024

Equity transactions:
Contract purchase payments (note 1)	120	80	90	83	240	233	0	0
Transfers (to) and from other subaccounts	(250)	7,409	5,627	1,436	0	(1,193)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	4,718	0	0	0
Withdrawals and surrenders	(7,298)	(2,437)	(4,105)	(70,913)	(48,149)	0	(657)	(963)
Surrender charges (note 2)	(14)	0	(5)	(31)	(6)	0	0	(4)
Annual contract charges (note 2)	(41)	(56)	(92)	(124)	(36)	(51)	(33)	(38)
Annuity and death benefit payments	(236)	(2,050)	(362)	(2,933)	0	(36,092)	(403)	(11,723)

Net equity transactions	(7,719)	2,946	1,153	(72,482)	(43,233)	(37,103)	(1,093)	(12,728)

Net change in contract owners’ equity	(732)	5,325	12,022	(46,850)	(29,913)	(27,659)	6,987	(7,704)
Contract owners’ equity:
Beginning of period	38,384	33,059	179,615	226,465	50,818	78,477	24,176	31,880

End of period	$37,652	$38,384	$191,637	$179,615	$20,905	$50,818	$31,163	$24,176

Change in units:
Beginning units	3,225	2,936	8,085	11,556	3,754	6,514	3,995	6,146

Units purchased	67	666	253	538	345	366	0	0
Units redeemed	(653)	(377)	(201)	(4,009)	(2,915)	(3,126)	(167)	(2,151)

Ending units	2,639	3,225	8,137	8,085	1,184	3,754	3,828	3,995

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		Balanced Subaccount		Income Opportunity Subaccount
	2013	2012	2013	2012	2013	2012	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28)	$(21)	$(279)	$(308)	$(48)	$(200)	$(12)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	64	18	5,916	2,139	51	22	336
Unrealized gain (loss)	2,595	724	3,494	1,338	3,370	1,751	131

Net increase (decrease) in contract owners’ equity from operations	2,631	721	9,131	3,169	3,373	1,573	455

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	616	75	411	(6,388)	0	12,122	0
Transfers (to) and from fixed dollar contract	0	0	0	(1,001)	0	0	0
Withdrawals and surrenders	0	0	(13,299)	(280)	0	0	(6,834)
Surrender charges (note 2)	0	0	(1)	0	0	0	0
Annual contract charges (note 2)	(1)	(1)	(1)	(4)	(13)	(12)	0
Annuity and death benefit payments	(163)	(79)	0	0	0	0	0

Net equity transactions	452	(5)	(12,890)	(7,673)	(13)	12,110	(6,834)

Net change in contract owners’ equity	3,083	716	(3,759)	(4,504)	3,360	13,683	(6,379)
Contract owners’ equity:
Beginning of period	6,589	5,873	25,352	29,856	23,929	10,246	6,379

End of period	$9,672	$6,589	$21,593	$25,352	$27,289	$23,929	$0

Change in units:
Beginning units	473	473	2,040	2,649	1,740	840	614

Units purchased	33	6	25	3	0	901	0
Units redeemed	(10)	(6)	(830)	(612)	(1)	(1)	(614)

Ending units	496	473	1,235	2,040	1,739	1,740	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Target VIP Subaccount	Target Equity/Income Subaccount		Bristol Growth Subaccount
	2013	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1)	$(1)	$(4)	$(70)	$(59)
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	52	50	(1,182)	39	17
Unrealized gain (loss)	0	0	1,356	4,464	1,130

Net increase (decrease) in contract owners’ equity from operations	51	49	170	4,433	1,088

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	1,331	1,331	0	411	75
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	(1,379)	(1,377)	(3,423)	0	0
Surrender charges (note 2)	(3)	(3)	(15)	0	0
Annual contract charges (note 2)	0	0	0	(7)	(6)
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	(51)	(49)	(3,438)	404	69

Net change in contract owners’ equity	0	0	(3,268)	4,837	1,157
Contract owners’ equity:
Beginning of period	0	0	3,268	11,829	10,672

End of period	$0	$0	$0	$16,666	$11,829

Change in units:
Beginning units	0	0	423	1,159	1,152

Units purchased	122	143	0	32	8
Units redeemed	(122)	(143)	(423)	(1)	(1)

Ending units	0	0	0	1,190	1,159

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(582)	$(1,127)	$192	$(213)	$4,697	$16,090
Reinvested capital gains	0	3,693	0	0	55,412	67,619
Realized gain (loss)	6,883	(2,707)	(381)	(11,559)	5,178	2,976
Unrealized gain (loss)	46,879	34,871	22,629	27,784	103,229	17,943

Net increase (decrease) in contract owners’ equity from operations	53,180	34,730	22,440	16,012	168,516	104,628

Equity transactions:
Contract purchase payments (note 1)	25,075	191	75	161	24,760	18,955
Transfers (to) and from other subaccounts	0	(6,806)	0	0	18,303	(5,934)
Transfers (to) and from fixed dollar contract	(33,778)	(3,393)	0	0	0	0
Withdrawals and surrenders	(7,561)	(43,497)	(4,804)	(30,339)	(28,804)	(74,661)
Surrender charges (note 2)	(7)	(76)	(8)	(16)	(34)	(59)
Annual contract charges (note 2)	(75)	(94)	(71)	(90)	(348)	(382)
Annuity and death benefit payments	(399)	(10,803)	(187)	(4,192)	(10,623)	(18,711)

Net equity transactions	(16,745)	(64,478)	(4,995)	(34,476)	3,254	(80,792)

Net change in contract owners’ equity	36,435	(29,748)	17,445	(18,464)	171,770	23,836
Contract owners’ equity:
Beginning of period	183,973	213,721	84,962	103,426	895,776	871,940

End of period	$220,408	$183,973	$102,407	$84,962	$1,067,546	$895,776

Change in units:
Beginning units	19,715	26,879	9,227	13,376	49,355	54,003

Units purchased	2,301	22	7	20	2,110	1,135
Units redeemed	(3,698)	(7,186)	(492)	(4,169)	(2,012)	(5,783)

Ending units	18,318	19,715	8,742	9,227	49,453	49,355

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(420)	$(446)	$(36)	$(19)	$(736)	$(662)
Reinvested capital gains	0	19	0	0	2,048	0
Realized gain (loss)	1,162	(235)	7	(6)	458	6,405
Unrealized gain (loss)	13,907	7,697	1,153	967	24,044	4,069

Net increase (decrease) in contract owners’ equity from operations	14,649	7,035	1,124	942	25,814	9,812

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	57
Transfers (to) and from other subaccounts	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(9,393)	(2,051)	0	0	0	(5,083)
Surrender charges (note 2)	0	0	0	0	0	(9)
Annual contract charges (note 2)	(5)	(5)	(9)	(9)	(50)	(56)
Annuity and death benefit payments	0	0	0	0	0	(7,821)

Net equity transactions	(9,398)	(2,056)	(9)	(9)	(50)	(12,912)

Net change in contract owners’ equity	5,251	4,979	1,115	933	25,764	(3,100)
Contract owners’ equity:
Beginning of period	55,584	50,605	8,321	7,388	60,952	64,052

End of period	$60,835	$55,584	$9,436	$8,321	$86,716	$60,952

Change in units:
Beginning units	2,996	3,124	454	455	4,748	5,827

Units purchased	0	0	0	0	0	5
Units redeemed	(460)	(128)	0	(1)	(4)	(1,084)

Ending units	2,536	2,996	454	454	4,744	4,748

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$96	$234	$(5)	$82	$(31)	$(30)
Reinvested capital gains	7,821	1,655	0	0	117	0
Realized gain (loss)	2,714	(1,338)	999	113	564	512
Unrealized gain (loss)	9,784	11,355	2,236	1,289	395	415

Net increase (decrease) in contract owners’ equity from operations	20,415	11,906	3,230	1,484	1,045	897

Equity transactions:
Contract purchase payments (note 1)	510	556	0	0	126	127
Transfers (to) and from other subaccounts	1,643	(2,787)	0	0	0	(2,049)
Transfers (to) and from fixed dollar contract	0	(2,316)	0	0	0	0
Withdrawals and surrenders	(13,478)	(9,545)	(4,887)	(1,466)	(1,452)	(199)
Surrender charges (note 2)	(1)	(5)	0	0	(78)	0
Annual contract charges (note 2)	(40)	(45)	(6)	(6)	(18)	(18)
Annuity and death benefit payments	(3,462)	(1,163)	0	0	0	0

Net equity transactions	(14,828)	(15,305)	(4,893)	(1,472)	(1,422)	(2,139)

Net change in contract owners’ equity	5,587	(3,399)	(1,663)	12	(377)	(1,242)
Contract owners’ equity:
Beginning of period	67,182	70,581	11,303	11,291	3,778	5,020

End of period	$72,769	$67,182	$9,640	$11,303	$3,401	$3,778

Change in units:
Beginning units	5,196	6,457	1,051	1,188	354	553

Units purchased	135	77	0	0	10	12
Units redeemed	(1,080)	(1,338)	(392)	(137)	(121)	(211)

Ending units	4,251	5,196	659	1,051	243	354

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		International Equity Subaccount		Multi-Asset Targeted Volatility Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$267	$915	$(1,985)	$(1,772)	$61	$72	$(28)	$(7)
Reinvested capital gains	987	2,317	26,605	52,185	0	0	79	10
Realized gain (loss)	2,526	2,926	(3,017)	(1,514)	38	(10)	2	0
Unrealized gain (loss)	(9,428)	35,366	38,791	(32,916)	1,889	1,592	549	(31)

Net increase (decrease) in contract owners’ equity from operations	(5,648)	41,524	60,394	15,983	1,988	1,654	602	(28)

Equity transactions:
Contract purchase payments (note 1)	250	311	4,800	4,936	0	0	0	0
Transfers (to) and from other subaccounts	1,638	(18,460)	0	37	1,848	225	0	3,341
Transfers (to) and from fixed dollar contract	327	(7,916)	0	(2,874)	0	0	0	0
Withdrawals and surrenders	(34,560)	(37,771)	(16,255)	(10,461)	0	0	0	0
Surrender charges (note 2)	(9)	(105)	(337)	(374)	0	0	0	0
Annual contract charges (note 2)	(141)	(164)	(110)	(112)	(2)	(2)	(2)	0
Annuity and death benefit payments	(259)	(278)	(113)	(56)	(302)	(150)	0	0

Net equity transactions	(32,754)	(64,383)	(12,015)	(8,904)	1,544	73	(2)	3,341

Net change in contract owners’ equity	(38,402)	(22,859)	48,379	7,079	3,532	1,727	600	3,313
Contract owners’ equity:
Beginning of period	208,707	231,566	183,760	176,681	9,812	8,085	3,313	0

End of period	$170,305	$208,707	$232,139	$183,760	$13,344	$9,812	$3,913	$3,313

Change in units:
Beginning units	5,451	7,286	7,866	8,255	805	796	316	0

Units purchased	245	502	179	222	133	22	0	316
Units redeemed	(1,152)	(2,337)	(628)	(611)	(23)	(13)	(1)	0

Ending units	4,544	5,451	7,417	7,866	915	805	315	316

(a)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,904)	$(6,421)	$(1,018)	$(10)	$(1,386)	$(856)
Reinvested capital gains	133,894	74,648	191	0	98	0
Realized gain (loss)	21,621	16,874	31,105	(5,146)	3,260	5,349
Unrealized gain (loss)	153,087	32,884	132,314	97,356	40,262	12,240

Net increase (decrease) in contract owners’ equity from operations	300,698	117,985	162,592	92,200	42,234	16,733

Equity transactions:
Contract purchase payments (note 1)	2,221	1,698	980	1,012	120	120
Transfers (to) and from other subaccounts	(22,433)	378	2,331	(13,905)	5,000	8,670
Transfers (to) and from fixed dollar contract	(2,240)	(13,517)	(11,933)	(11,092)	(2,535)	(2,185)
Withdrawals and surrenders	(62,254)	(88,050)	(146,094)	(121,305)	(6,339)	(28,328)
Surrender charges (note 2)	(23)	(158)	(19)	(165)	(6)	(9)
Annual contract charges (note 2)	(228)	(262)	(210)	(224)	(46)	(51)
Annuity and death benefit payments	(16,715)	(1,416)	(2,154)	(27,706)	0	0

Net equity transactions	(101,672)	(101,327)	(157,099)	(173,385)	(3,806)	(21,783)

Net change in contract owners’ equity	199,026	16,658	5,493	(81,185)	38,428	(5,050)
Contract owners’ equity:
Beginning of period	936,061	919,403	577,785	658,970	120,588	125,638

End of period	$1,135,087	$936,061	$583,278	$577,785	$159,016	$120,588

Change in units:
Beginning units	37,506	41,735	38,656	50,632	15,138	17,820

Units purchased	270	1,074	449	647	592	1,122
Units redeemed	(3,949)	(5,303)	(9,065)	(12,623)	(918)	(3,804)

Ending units	33,827	37,506	30,040	38,656	14,812	15,138

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,023	$1,162	$117	$212
Reinvested capital gains	5,357	4,647	2,103	1,091
Realized gain (loss)	453	(1,994)	3,955	1,914
Unrealized gain (loss)	11,509	7,047	(5,915)	3,949

Net increase (decrease) in contract owners’ equity from operations	18,342	10,862	260	7,166

Equity transactions:
Contract purchase payments (note 1)	8	100	0	0
Transfers (to) and from other subaccounts	0	(1,950)	(21,325)	23,639
Transfers (to) and from fixed dollar contract	4,718	(4,739)	2,464	0
Withdrawals and surrenders	(3,415)	(14,088)	0	(12,802)
Surrender charges (note 2)	(7)	(1)	0	0
Annual contract charges (note 2)	(56)	(52)	(51)	(36)
Annuity and death benefit payments	(842)	(1,689)	0	0

Net equity transactions	406	(22,419)	(18,912)	10,801

Net change in contract owners’ equity	18,748	(11,557)	(18,652)	17,967
Contract owners’ equity:
Beginning of period	66,174	77,731	59,857	41,890

End of period	$84,922	$66,174	$41,205	$59,857

Change in units:
Beginning units	5,119	6,709	5,151	4,224

Units purchased	312	156	1,260	2,195
Units redeemed	(298)	(1,746)	(2,883)	(1,268)

Ending units	5,133	5,119	3,528	5,151

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(89)	$(119)	$28	$(22)	$2,069	$9,002	$3,340	$(807)
Reinvested capital gains	0	338	0	0	37,493	37,203	0	22,607
Realized gain (loss)	46	(123)	9	(29)	12,079	3,978	(2,401)	(24,445)
Unrealized gain (loss)	5,624	2,864	4,302	2,600	67,072	11,247	19,356	23,750

Net increase (decrease) in contract owners’ equity from operations	5,581	2,960	4,339	2,549	118,713	61,430	20,295	21,105

Equity transactions:
Contract purchase payments (note 1)	792	807	0	22	5,380	4,378	0	0
Transfers (to) and from other subaccounts	0	(829)	0	0	6,096	79,764	0	(46,099)
Transfers (to) and from fixed dollar contract	0	(1,702)	0	0	0	0	(6,883)	0
Withdrawals and surrenders	(21)	(1,674)	(31)	0	(10,988)	(18,249)	(1,746)	(37,508)
Surrender charges (note 2)	(1)	(43)	(1)	0	0	(25)	(2)	(15)
Annual contract charges (note 2)	(23)	(23)	(18)	(17)	(216)	(212)	(68)	(87)
Annuity and death benefit payments	0	(93)	0	0	(513)	(527)	0	(232)

Net equity transactions	747	(3,557)	(50)	5	(241)	65,129	(8,699)	(83,941)

Net change in contract owners’ equity	6,328	(597)	4,289	2,554	118,472	126,559	11,596	(62,836)
Contract owners’ equity:
Beginning of period	19,130	19,727	16,160	13,606	635,982	509,423	160,488	223,324

End of period	$25,458	$19,130	$20,449	$16,160	$754,454	$635,982	$172,084	$160,488

Change in units:
Beginning units	2,573	3,107	2,472	2,471	39,400	35,362	5,370	8,366

Units purchased	95	113	0	4	20,252	19,582	75	0
Units redeemed	(5)	(647)	(7)	(3)	(20,214)	(15,544)	(354)	(2,996)

Ending units	2,663	2,573	2,465	2,472	39,438	39,400	5,091	5,370

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(227)	$(182)	$(15)	$(16)	$(88)	$(69)	$1,420	$3,090
Reinvested capital gains	184	1,618	70	91	30	0	0	0
Realized gain (loss)	602	13	13	9	79	84	1,633	638
Unrealized gain (loss)	6,337	1,319	487	175	2,603	926	29,868	14,856

Net increase (decrease) in contract owners’ equity from operations	6,896	2,768	555	259	2,624	941	32,921	18,584

Equity transactions:
Contract purchase payments (note 1)	187	182	0	0	0	0	130	245
Transfers (to) and from other subaccounts	0	780	0	0	2,477	0	0	(2,000)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	(1,847)	0	0	0	0	0	(6,463)	(14,164)
Surrender charges (note 2)	(100)	0	0	0	0	0	(4)	(76)
Annual contract charges (note 2)	(27)	(25)	(6)	(6)	(9)	(8)	(53)	(62)
Annuity and death benefit payments	0	0	0	0	(277)	(819)	(5,680)	(3,510)

Net equity transactions	(1,787)	937	(6)	(6)	2,191	(827)	(12,070)	(19,567)

Net change in contract owners’ equity	5,109	3,705	549	253	4,815	114	20,851	(983)
Contract owners’ equity:
Beginning of period	17,631	13,926	1,939	1,686	6,575	6,461	193,153	194,136

End of period	$22,740	$17,631	$2,488	$1,939	$11,390	$6,575	$214,004	$193,153

Change in units:
Beginning units	1,013	957	147	147	676	764	12,737	14,069

Units purchased	9	58	0	0	215	0	8	17
Units redeemed	(86)	(2)	0	0	(27)	(88)	(752)	(1,349)

Ending units	936	1,013	147	147	864	676	11,993	12,737

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(90)	$(166)	$20	$43
Reinvested capital gains	0	0	1,235	0
Realized gain (loss)	4,236	68	8,651	3,739
Unrealized gain (loss)	3,908	4,109	19,849	13,635

Net increase (decrease) in contract owners’ equity from operations	8,054	4,011	29,755	17,417

Equity transactions:
Contract purchase payments (note 1)	0	0	127	169
Transfers (to) and from other subaccounts	0	0	0	(2,659)
Transfers (to) and from fixed dollar contract	0	0	(6,700)	0
Withdrawals and surrenders	(9,439)	0	(6,369)	(5,515)
Surrender charges (note 2)	0	0	(92)	(65)
Annual contract charges (note 2)	0	0	(56)	(52)
Annuity and death benefit payments	0	0	(254)	(351)

Net equity transactions	(9,439)	0	(13,344)	(8,473)

Net change in contract owners’ equity	(1,385)	4,011	16,411	8,944
Contract owners’ equity:
Beginning of period	25,515	21,504	103,319	94,375

End of period	$24,130	$25,515	$119,730	$103,319

Change in units:
Beginning units	1,370	1,370	3,966	4,316

Units purchased	0	0	178	30
Units redeemed	(451)	0	(633)	(380)

Ending units	919	1,370	3,511	3,966

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityReal Return® Strategy Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,158	$124	$3,214	$5,480	$40	$1,060	$244	$618
Reinvested capital gains	2,012	18,191	2,265	6,132	875	10,184	0	1,195
Realized gain (loss)	3,891	9,029	3,405	9,848	(2,756)	1,814	(507)	(479)
Unrealized gain (loss)	(38,985)	383	(16,340)	7,195	(13,207)	(2,828)	(5,128)	23

Net increase (decrease) in contract owners’ equity from operations	(31,924)	27,727	(7,456)	28,655	(15,048)	10,230	(5,391)	1,357

Equity transactions:
Contract purchase payments (note 1)	180	144	622	577	502	497	120	80
Transfers (to) and from other subaccounts	(17,268)	5,858	3,429	17,231	(11,415)	5,232	(942)	1,590
Transfers (to) and from fixed dollar contract	(40,754)	0	(15,644)	0	(20,022)	(6,987)	0	0
Withdrawals and surrenders	(21,006)	(53,430)	(110,349)	(93,789)	(8,274)	(1,181)	0	0
Surrender charges (note 2)	(18)	(23)	(10)	(55)	(5)	(29)	0	0
Annual contract charges (note 2)	(258)	(306)	(103)	(157)	(289)	(341)	(13)	(13)
Annuity and death benefit payments	(19,061)	(5,083)	(4,686)	(14,413)	(16,819)	(17,715)	(88)	(54)

Net equity transactions	(98,185)	(52,840)	(126,741)	(90,606)	(56,322)	(20,524)	(923)	1,603

Net change in contract owners’ equity	(130,109)	(25,113)	(134,197)	(61,951)	(71,370)	(10,294)	(6,314)	2,960
Contract owners’ equity:
Beginning of period	354,979	380,092	326,962	388,913	177,269	187,563	35,480	32,520

End of period	$224,870	$354,979	$192,765	$326,962	$105,899	$177,269	$29,166	$35,480

Change in units:
Beginning units	19,006	21,892	18,491	23,900	9,201	10,298	2,249	2,151

Units purchased	181	891	319	1,408	50	479	38	251
Units redeemed	(5,813)	(3,777)	(7,604)	(6,817)	(3,219)	(1,576)	(100)	(153)

Ending units	13,374	19,006	11,206	18,491	6,032	9,201	2,187	2,249

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Calvert Variable Series, Inc.		The Prudential Series Fund, Inc. - Class II
	VP SRI Equity Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(213)	$(302)	$(731)	$(673)	$(10)	$(36)
Reinvested capital gains	1,214	695	0	2,397	0	0
Realized gain (loss)	2,570	6,411	364	474	533	2
Unrealized gain (loss)	1,772	(2,514)	18,142	3,545	(230)	555

Net increase (decrease) in contract owners’ equity from operations	5,343	4,290	17,775	5,743	293	521

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	(2,844)	(4,361)	0
Transfers (to) and from fixed dollar contract	(3,748)	0	(876)	0	0	0
Withdrawals and surrenders	(2,199)	(18,870)	(179)	(175)	0	0
Surrender charges (note 2)	(13)	(8)	0	0	0	0
Annual contract charges (note 2)	(29)	(43)	(34)	(36)	0	0
Annuity and death benefit payments	0	0	(226)	(367)	0	0

Net equity transactions	(5,989)	(18,921)	(1,315)	(3,422)	(4,361)	0

Net change in contract owners’ equity	(646)	(14,631)	16,460	2,321	(4,068)	521
Contract owners’ equity:
Beginning of period	21,050	35,681	64,169	61,848	4,068	3,547

End of period	$20,404	$21,050	$80,629	$64,169	$0	$4,068

Change in units:
Beginning units	2,202	4,279	3,000	3,166	224	224

Units purchased	0	0	0	141	0	0
Units redeemed	(558)	(2,077)	(55)	(307)	(224)	0

Ending units	1,644	2,202	2,945	3,000	0	224

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$159	$395	$(153)	$(2,640)	$(459)	$(1,091)
Reinvested capital gains	33	0	15,734	6,705	1,651	1,757
Realized gain (loss)	15	1,025	27,223	7,065	2,318	(1,272)
Unrealized gain (loss)	2,938	208	45,060	18,528	9,899	7,266

Net increase (decrease) in contract owners’ equity from operations	3,145	1,628	87,864	29,658	13,409	6,660

Equity transactions:
Contract purchase payments (note 1)	0	0	4,844	2,368	30	55
Transfers (to) and from other subaccounts	6,899	(8,065)	(29,506)	(6,566)	(3,350)	(8,852)
Transfers (to) and from fixed dollar contract	4,718	0	2,480	(3,000)	2,291	0
Withdrawals and surrenders	0	0	(49,648)	(29,540)	(26,930)	(33,306)
Surrender charges (note 2)	0	0	(14)	(198)	(38)	(81)
Annual contract charges (note 2)	0	0	(193)	(194)	(41)	(81)
Annuity and death benefit payments	0	0	(1,798)	(56)	(136)	(275)

Net equity transactions	11,617	(8,065)	(73,835)	(37,186)	(28,174)	(42,540)

Net change in contract owners’ equity	14,762	(6,437)	14,029	(7,528)	(14,765)	(35,880)
Contract owners’ equity:
Beginning of period	8,185	14,622	271,446	278,974	79,962	115,842

End of period	$22,947	$8,185	$285,475	$271,446	$65,197	$79,962

Change in units:
Beginning units	472	920	10,754	12,302	3,388	5,214

Units purchased	632	213	657	698	195	523
Units redeemed	0	(661)	(2,949)	(2,246)	(1,280)	(2,349)

Ending units	1,104	472	8,462	10,754	2,303	3,388

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	U.S. Real Estate Class I Subaccount		Core Plus Fixed Income Class II Subaccount		U.S. Real Estate Class II Subaccount		Growth Class II Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$116	$(154)	$189	$255	$(17)	$(39)	$(34)	$(38)
Reinvested capital gains	0	0	0	0	0	0	151	151
Realized gain (loss)	(483)	(7,914)	0	0	(14)	(5,066)	11	254
Unrealized gain (loss)	2,801	40,416	(304)	331	118	10,068	1,391	196

Net increase (decrease) in contract owners’ equity from operations	2,434	32,348	(115)	586	87	4,963	1,519	563

Equity transactions:
Contract purchase payments (note 1)	375	408	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,308)	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	(4,352)	0	0	0	0	0	0	0
Withdrawals and surrenders	(2,114)	(62,589)	0	0	0	(28,947)	0	(1,999)
Surrender charges (note 2)	(5)	(25)	0	0	0	(8)	0	(4)
Annual contract charges (note 2)	(87)	(78)	(1)	(1)	(4)	(4)	(9)	(7)
Annuity and death benefit payments	(132)	(1,451)	(96)	(97)	0	0	0	0

Net equity transactions	(7,623)	(63,735)	(97)	(98)	(4)	(28,959)	(9)	(2,010)

Net change in contract owners’ equity	(5,189)	(31,387)	(212)	488	83	(23,996)	1,510	(1,447)
Contract owners’ equity:
Beginning of period	192,810	224,197	7,731	7,243	11,574	35,570	3,299	4,746

End of period	$187,621	$192,810	$7,519	$7,731	$11,657	$11,574	$4,809	$3,299

Change in units:
Beginning units	4,823	6,443	514	521	433	1,534	249	404

Units purchased	89	11	0	0	0	0	0	0
Units redeemed	(265)	(1,631)	(7)	(7)	0	(1,101)	(1)	(155)

Ending units	4,647	4,823	507	514	433	433	248	249

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2013	2012	2013	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$13	$32	$201	$(35)
Reinvested capital gains	0	0	999	0
Realized gain (loss)	11	(292)	(690)	0
Unrealized gain (loss)	2,141	1,914	(554)	111

Net increase (decrease) in contract owners’ equity from operations	2,165	1,654	(44)	76

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	0	0	(18,070)	29,856
Transfers (to) and from fixed dollar contract	0	(1,253)	0	7,900
Withdrawals and surrenders	0	(1,138)	(2,348)	0
Surrender charges (note 2)	0	0	0	0
Annual contract charges (note 2)	(2)	(2)	(5)	0
Annuity and death benefit payments	(200)	(102)	(399)	(33)

Net equity transactions	(202)	(2,495)	(20,822)	37,723

Net change in contract owners’ equity	1,963	(841)	(20,866)	37,799
Contract owners’ equity:
Beginning of period	12,434	13,275	37,799	0

End of period	$14,397	$12,434	$16,933	$37,799

Change in units:
Beginning units	1,289	1,570	3,665	0

Units purchased	0	0	0	3,668
Units redeemed	(19)	(281)	(2,030)	(3)

Ending units	1,270	1,289	1,635	3,665

(a)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Franklin Templeton Variable Insurance Products Trust
	Franklin Income Securities Class 2 Subaccount		Franklin Flex Cap Growth Securities Class 2 Subaccount		Templeton Foreign Securities Class 2 Subaccount		Franklin Templeton VIP Founding Funds Allocation Class 4 Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$14,511	$13,912	$(186)	$(151)	$669	$1,212	$711	$114
Reinvested capital gains	0	0	51	0	0	0	1,288	0
Realized gain (loss)	1,929	(1,179)	162	77	41	(2,151)	2	59
Unrealized gain (loss)	15,842	14,776	5,941	880	9,322	9,206	(496)	479

Net increase (decrease) in contract owners’ equity from operations	32,282	27,509	5,968	806	10,032	8,267	1,505	652

Equity transactions:
Contract purchase payments (note 1)	120	80	180	120	510	556	0	0
Transfers (to) and from other subaccounts	6,337	20,391	821	3,566	1,437	(4,917)	0	0
Transfers (to) and from fixed dollar contract	(15,065)	6,120	0	0	(636)	0	0	6,120
Withdrawals and surrenders	(8,083)	(14,011)	0	0	(924)	(11,222)	0	(1,905)
Surrender charges (note 2)	(7)	0	0	0	0	0	0	(3)
Annual contract charges (note 2)	(112)	(110)	(19)	(17)	(24)	(26)	0	0
Annuity and death benefit payments	(52,805)	(6,251)	(271)	(139)	(169)	(1,955)	0	0

Net equity transactions	(69,615)	6,219	711	3,530	194	(17,564)	0	4,212

Net change in contract owners’ equity	(37,333)	33,728	6,679	4,336	10,226	(9,297)	1,505	4,864
Contract owners’ equity:
Beginning of period	271,909	238,181	16,465	12,129	46,919	56,216	6,665	1,801

End of period	$234,576	$271,909	$23,144	$16,465	$57,145	$46,919	$8,170	$6,665

Change in units:
Beginning units	19,017	18,588	1,358	1,081	3,678	5,149	642	200

Units purchased	458	1,929	65	290	134	238	0	642
Units redeemed	(4,958)	(1,500)	(21)	(13)	(131)	(1,709)	0	(200)

Ending units	14,517	19,017	1,402	1,358	3,681	3,678	642	642

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Neuberger Berman Advisers Management Trust - S Class		Ivy Funds Variable Insurance Portfolios
	AMT Mid Cap Intrinsic Value Subaccount		VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(22)	$(137)	$371	$274	$(204)	$(218)	$(513)	$(289)
Reinvested capital gains	0	5,259	0	0	0	1,336	2,667	2,315
Realized gain (loss)	35	19	7,077	1,692	(1,250)	(51)	3,269	(14)
Unrealized gain (loss)	8,031	(2,414)	22,081	17,058	2,633	(939)	18,204	4,028

Net increase (decrease) in contract owners’ equity from operations	8,044	2,727	29,529	19,024	1,179	128	23,627	6,040

Equity transactions:
Contract purchase payments (note 1)	816	816	60	55	0	0	0	0
Transfers (to) and from other subaccounts	0	0	29,875	3,816	0	639	24,324	11,785
Transfers (to) and from fixed dollar contract	0	0	0	(1,615)	(5,634)	0	13,770	0
Withdrawals and surrenders	0	0	(10,622)	(10,163)	0	0	(20,234)	0
Surrender charges (note 2)	0	0	(3)	0	0	0	(13)	0
Annual contract charges (note 2)	(14)	(13)	(35)	(25)	(9)	(9)	(25)	0
Annuity and death benefit payments	0	0	(2,283)	(8,830)	0	0	0	0

Net equity transactions	802	803	16,992	(16,762)	(5,643)	630	17,822	11,785

Net change in contract owners’ equity	8,846	3,530	46,521	2,262	(4,464)	758	41,449	17,825
Contract owners’ equity:
Beginning of period	22,473	18,943	114,337	112,075	22,887	22,129	36,005	18,180

End of period	$31,319	$22,473	$160,858	$114,337	$18,423	$22,887	$77,454	$36,005

Change in units:
Beginning units	2,122	2,042	8,226	9,523	1,850	1,804	2,111	1,347

Units purchased	65	81	1,901	783	0	47	1,683	764
Units redeemed	(1)	(1)	(793)	(2,080)	(454)	(1)	(871)	0

Ending units	2,186	2,122	9,334	8,226	1,396	1,850	2,923	2,111

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Legg Mason Partners Variable Equity Trust - Class I				Federated Insurance Series - Service Shares
	ClearBridge Variable Equity Income Subaccount		Legg Mason Dynamic Multi- Strategy VIT Subaccount		Managed Volatility Fund II Subaccount
	2013	2012	2013	2012 (a)	2013	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2)	$20	$(4)	$35	$240	$(30)
Reinvested capital gains	0	0	6	0	0	0
Realized gain (loss)	214	1	3	0	10	(1)
Unrealized gain (loss)	(117)	104	565	(36)	2,166	(78)

Net increase (decrease) in contract owners’ equity from operations	95	125	570	(1)	2,416	(109)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(1,186)	0	0	3,341	1,532	10,735
Transfers (to) and from fixed dollar contract	0	0	0	0	350	0
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	0	(2)	(2)	0	(22)	0
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	(1,186)	(2)	(2)	3,341	1,860	10,735

Net change in contract owners’ equity	(1,091)	123	568	3,340	4,276	10,626
Contract owners’ equity:
Beginning of period	1,091	968	3,340	0	10,626	0

End of period	$0	$1,091	$3,908	$3,340	$14,902	$10,626

Change in units:
Beginning units	89	89	328	0	1,029	0

Units purchased	0	0	0	328	171	1,029
Units redeemed	(89)	0	0	0	(2)	0

Ending units	0	89	328	328	1,198	1,029

(a)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Northern Lights Variable Trust - Class II			AllianceBernstein Variable Product Series Fund, Inc. - Class B
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount		Dynamic Asset Allocation Subaccount		Total Subaccounts
	2013	2013	2012 (a)	2013	2012 (a)	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49)	$(17)	$(11)	$(60)	$(7)	$(80,590)	$(36,164)
Reinvested capital gains	0	0	0	82	0	330,554	326,058
Realized gain (loss)	10	4	0	21	0	1,306,794	278,642
Unrealized gain (loss)	2,600	577	47	1,321	35	4,735,290	2,924,440

Net increase (decrease) in contract owners’ equity from operations	2,561	564	36	1,364	28	6,292,048	3,492,976

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	502,748	352,895
Transfers (to) and from other subaccounts	0	0	5,012	0	3,063	0	0
Transfers (to) and from fixed dollar contract	43,485	0	0	19,711	0	(464,891)	(467,669)
Withdrawals and surrenders	0	0	0	0	0	(2,909,437)	(3,599,930)
Surrender charges (note 2)	0	0	0	0	0	(6,061)	(10,333)
Annual contract charges (note 2)	0	(4)	0	(2)	0	(14,368)	(16,097)
Annuity and death benefit payments	0	0	0	(617)	0	(454,349)	(672,578)

Net equity transactions	43,485	(4)	5,012	19,092	3,063	(3,346,358)	(4,413,712)

Net change in contract owners’ equity	46,046	560	5,048	20,456	3,091	2,945,690	(920,736)
Contract owners’ equity:
Beginning of period	0	5,048	0	3,091	0	27,217,498	28,138,234

End of period	$46,046	$5,608	$5,048	$23,547	$3,091	$30,163,188	$27,217,498

Change in units:
Beginning units	0	495	0	304	0	1,080,347	1,270,381

Units purchased	4,209	0	495	1,838	304	123,949	105,115
Units redeemed	0	(1)	0	(56)	0	(226,468)	(295,149)

Ending units	4,209	494	495	2,086	304	977,828	1,080,347

(a)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2013

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus, Global Research, and Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Multi-Asset Targeted Volatility

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, and Overseas

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn® Strategy

Calvert Variable Series, Inc.: VP SRI Equity

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. (Morgan Stanley UIF): U.S. Real Estate Class I, Core Plus Fixed Income Class II, U.S. Real Estate Class II, and Growth Class II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Class 2, Franklin Flex Cap Growth Securities Class 2, Templeton Foreign Securities Class 2, and Franklin Templeton VIP Founding Funds Allocation Class 4

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason Dynamic Multi-Strategy VIT

Federated Insurance Series - Service Shares: Managed Volatility Fund II

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF and TOPS® Managed Risk Moderate Growth ETF

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests For these services, ONI recorded advisory fees of approximately $19.8 million and $16.6 million for the periods ended December 31, 2013 and 2012, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2013.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Subsequent Events

The Account has evaluated for possible subsequent events through April 7, 2014, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following tables illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity (“VIA”)	Flexible Payment Combination
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	NA	No charge	$25
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top I	Top Tradition	Top Plus
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	NA
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15
Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	5% of purchase payments made in the eight years prior to surrender	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the “Top Variable Annuities” prospectus.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$30,163,188	$0	$0	$30,163,188

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2013.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$171,387	$699,980
Money Market Subaccount	370,665	498,155
Bond Subaccount	57,894	234,960
Omni Subaccount	92,937	466,814
International Subaccount	28,968	337,128
Capital Appreciation Subaccount	85,359	240,590
Millennium Subaccount	57,342	1,721,806
International Small-Mid Company Subaccount	29,475	50,850
Aggressive Growth Subaccount	350	19,834
Small Cap Growth Subaccount	1,376,854	196,410
Mid Cap Opportunity Subaccount	760	174,216
S&P 500® Index Subaccount	230,477	408,615
Strategic Value Subaccount	1,838	9,072
High Income Bond Subaccount	5,717	6,416
Capital Growth Subaccount	4,958	48,815
Nasdaq-100® Index Subaccount	209	1,382
Bristol Subaccount	657	233
Bryton Growth Subaccount	411	13,580
Balanced Subaccount	217	278
Target VIP Subaccount	1,331	1,383
Target Equity/Income Subaccount	1,331	1,381
Bristol Growth Subaccount	472	138
Janus Aspen Series - Institutional Shares:
Janus Subaccount	26,673	44,000
Global Research Subaccount	1,208	6,011
Balanced Subaccount	113,537	50,174
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	107	9,925
Small Cap Value Subaccount	63	108
Discovery Subaccount	2,053	791
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	10,792	17,703
Structured U.S. Equity Subaccount	99	4,997
Strategic Growth Subaccount	256	1,592
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	12,944	44,444
U.S. Small-Mid Cap Equity Subaccount	31,405	18,800
International Equity Subaccount	2,004	399
Multi-Asset Targeted Volatility Subaccount	90	41
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	144,850	120,532
VIP Contrafund® Subaccount	12,961	170,887
VIP Growth Subaccount	5,283	10,377
VIP Equity-Income Subaccount	11,902	5,116
VIP Real Estate Subaccount	18,541	35,233
Janus Aspen Series - Service Shares:
Janus Subaccount	938	280
Global Research Subaccount	199	221
Balanced Subaccount	375,439	336,118
Overseas Subaccount	7,335	12,694

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	371	2,201
Investors Growth Stock Subaccount	80	31
Mid Cap Growth Subaccount	2,507	374
Total Return Subaccount	3,462	14,112
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	113	9,642
Mid Cap Value Subaccount	7,229	19,318
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	9,473	104,488
Total Return Subaccount	13,878	135,140
Global Bond Subaccount	3,356	58,763
CommodityRealReturn® Strategy Subaccount	1,080	1,759
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	1,229	6,217
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	0	2,046
Jennison Subaccount	0	4,371
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	11,980	171
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	37,223	95,477
Micro-Cap Subaccount	6,715	33,697
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	5,812	13,319
Core Plus Fixed Income Class II Subaccount	261	169
U.S. Real Estate Class II Subaccount	102	123
Growth Class II Subaccount	160	52
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	139	328
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	1,526	21,148
Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Class 2 Subaccount	23,893	78,997
Franklin Flex Cap Growth Securities Class 2 Subaccount	1,053	477
Templeton Foreign Securities Class 2 Subaccount	3,126	2,263
Franklin Templeton VIP Founding Funds Allocation Class 4 Subaccount	2,066	67
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	1,073	293
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	31,533	14,170
VIP Global Natural Resources Subaccount	0	5,847
VIP Science and Technology Subaccount	40,761	20,785
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount	0	1,188
Legg Mason Dynamic Multi-Strategy VIT Subaccount	42	42
Federated Insurance Series - Service Shares:
Managed Volatility Fund II Subaccount	2,267	167
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	43,830	394
TOPS® Managed Risk Moderate Growth ETF Subaccount	41	62
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount	19,853	739

Totals	$3,574,522	$6,670,916

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2013	83,537	$24.25 to $95.96	$5,250,509	0.90% to 1.10%	36.19% to 36.46%	0.89%
2012	93,088	$17.77 to $70.46	$4,280,568	0.90% to 1.10%	14.43% to 14.66%	1.33%
2011	121,597	$15.50 to $61.57	$4,489,374	0.90% to 1.10%	-4.43% to -4.24%	0.79%
2010	152,111	$16.18 to $64.43	$5,870,305	0.90% to 1.10%	6.74% to 6.95%	0.19%
2009	180,503	$15.13 to $60.36	$6,351,743	0.90% to 1.10%	37.59% to 37.86%	0.24%

Money Market Subaccount
2013	35,041	$14.84 to $32.18	$773,096	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2012	42,239	$14.97 to $32.60	$895,866	0.90% to 1.30%	-1.29% to -0.90%	0.00%
2011	45,882	$15.11 to $33.02	$1,004,423	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2010	41,241	$15.24 to $33.45	$940,191	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2009	62,876	$15.38 to $33.88	$1,361,331	0.90% to 1.30%	-1.28% to -0.89%	0.00%

Bond Subaccount
2013	49,875	$23.29 to $54.61	$1,996,293	0.90% to 1.10%	-2.99% to -2.80%	0.00%
2012	53,468	$23.96 to $56.30	$2,215,005	0.90% to 1.10%	6.09% to 6.30%	0.00%
2011	56,466	$22.54 to $53.07	$2,206,647	0.90% to 1.10%	5.20% to 5.41%	0.00%
2010	63,738	$21.38 to $50.44	$2,305,704	0.90% to 1.10%	6.66% to 6.88%	0.00%
2009	75,431	$20.00 to $47.29	$2,514,373	0.90% to 1.10%	19.61% to 19.85%	0.00%

Omni Subaccount
2013	54,162	$24.44 to $56.93	$2,521,299	0.90% to 1.10%	29.11% to 29.37%	0.98%
2012	62,956	$18.89 to $44.09	$2,258,244	0.90% to 1.10%	10.82% to 11.04%	1.24%
2011	76,631	$17.02 to $39.79	$2,435,603	0.90% to 1.10%	-5.16% to -4.97%	1.14%
2010	96,247	$17.91 to $41.95	$3,208,174	0.90% to 1.10%	11.96% to 12.18%	1.47%
2009	109,570	$15.96 to $37.47	$3,269,820	0.90% to 1.10%	31.70% to 31.97%	1.82%

International Subaccount
2013	82,294	$20.50 to $22.56	$1,816,628	0.90% to 1.10%	10.47% to 10.69%	0.00%
2012	95,757	$18.52 to $20.42	$1,914,622	0.90% to 1.10%	18.94% to 19.17%	0.00%
2011	116,121	$15.54 to $17.17	$1,947,563	0.90% to 1.10%	-16.33% to -16.16%	0.00%
2010	153,059	$18.54 to $20.52	$3,057,219	0.90% to 1.10%	15.48% to 15.71%	0.00%
2009	180,637	$16.02 to $17.77	$3,127,884	0.90% to 1.10%	36.72% to 36.99%	0.00%

Capital Appreciation Subaccount
2013	58,449	$48.24 to $55.52	$2,969,356	0.90% to 1.10%	33.04% to 33.31%	0.44%
2012	61,839	$36.26 to $41.65	$2,354,460	0.90% to 1.10%	16.31% to 16.54%	0.58%
2011	71,477	$31.18 to $35.74	$2,327,624	0.90% to 1.10%	-2.72% to -2.53%	0.36%
2010	84,595	$32.05 to $36.66	$2,852,699	0.90% to 1.10%	15.72% to 15.95%	0.21%
2009	109,789	$27.70 to $31.62	$3,195,156	0.90% to 1.10%	41.28% to 41.56%	1.22%

Millennium Subaccount
2012	39,257	$27.85 to $37.51	$1,195,766	0.90% to 1.10%	8.24% to 8.46%	0.00%
2011	48,203	$25.73 to $34.59	$1,350,151	0.90% to 1.10%	-1.95% to -1.76%	0.00%
2010	57,183	$26.24 to $35.21	$1,645,691	0.90% to 1.10%	22.95% to 23.19%	0.00%
2009	66,771	$21.34 to $28.58	$1,567,377	0.90% to 1.10%	19.53% to 19.77%	0.00%

International Small-Mid Company Subaccount
2013	21,815	$36.91 to $40.86	$820,851	0.90% to 1.10%	26.29% to 26.54%	0.00%
2012	22,228	$29.23 to $32.29	$665,054	0.90% to 1.10%	21.35% to 21.59%	0.00%
2011	30,177	$24.08 to $26.55	$744,940	0.90% to 1.10%	-18.41% to -18.25%	0.00%
2010	38,854	$29.52 to $32.48	$1,196,995	0.90% to 1.10%	18.43% to 18.67%	0.00%
2009	51,523	$24.92 to $27.37	$1,340,012	0.90% to 1.10%	44.46% to 44.75%	0.00%

Aggressive Growth Subaccount
2013	11,488	$11.97 to $14.89	$146,007	0.90% to 1.10%	30.01% to 30.27%	0.00%
2012	13,222	$9.20 to $11.43	$128,380	0.90% to 1.10%	21.52% to 21.77%	0.00%
2011	19,557	$7.57 to $9.39	$155,496	0.90% to 1.10%	-6.29% to -6.11%	0.00%
2010	20,782	$8.08 to $10.00	$175,866	0.90% to 1.10%	8.76% to 8.98%	0.00%
2009	26,349	$7.43 to $9.18	$206,822	0.90% to 1.10%	41.06% to 41.34%	0.00%

Small Cap Growth Subaccount
2013	54,475	$19.37 to $29.67	$1,579,556	0.90% to 1.10%	43.71% to 43.99%	0.00%
2012	13,524	$13.48 to $20.61	$271,496	0.90% to 1.10%	16.73% to 16.96%	0.00%
2011	16,049	$11.55 to $17.62	$275,113	0.90% to 1.10%	1.61% to 1.81%	0.00%
2010	17,981	$11.36 to $17.31	$303,158	0.90% to 1.10%	28.62% to 28.87%	0.00%
2009	28,770	$8.84 to $13.43	$377,040	0.90% to 1.10%	49.12% to 49.42%	0.00%

Mid Cap Opportunity Subaccount
2013	31,930	$34.67 to $35.85	$1,121,501	0.90% to 1.10%	31.02% to 31.28%	0.00%
2012	37,089	$26.46 to $27.31	$993,037	0.90% to 1.10%	18.40% to 18.63%	0.00%
2011	48,861	$22.35 to $23.02	$1,103,647	0.90% to 1.10%	-4.41% to -4.22%	0.00%
2010	61,345	$13.43 to $24.04	$1,445,980	0.90% to 1.10%	18.30% to 18.53%	0.00%
2009	83,248	$11.35 to $20.28	$1,658,159	0.90% to 1.10%	39.07% to 39.35%	0.00%

S&P 500® Index Subaccount
2013	113,963	$14.37 to $27.90	$3,081,481	0.90% to 1.10%	30.31% to 30.57%	1.24%
2012	121,172	$11.03 to $21.37	$2,513,528	0.90% to 1.10%	14.14% to 14.36%	1.32%
2011	131,168	$9.66 to $18.69	$2,383,022	0.90% to 1.10%	0.66% to 0.86%	1.34%
2010	148,839	$9.60 to $18.53	$2,684,936	0.90% to 1.10%	13.21% to 13.43%	1.27%
2009	173,725	$8.48 to $16.33	$2,767,664	0.90% to 1.10%	24.46% to 24.71%	1.39%

Strategic Value Subaccount
2013	2,639	$14.17 to $14.58	$37,652	0.90% to 1.10%	19.68% to 19.92%	2.30%
2012	3,225	$11.84 to $12.15	$38,384	0.90% to 1.10%	6.04% to 6.25%	1.48%
2011	2,936	$11.17 to $11.44	$33,059	0.90% to 1.10%	12.79% to 13.01%	0.76%
2010	7,784	$9.90 to $10.12	$77,295	0.90% to 1.10%	10.77% to 10.99%	2.88%
2009	9,760	$8.94 to $9.12	$87,784	0.90% to 1.10%	10.31% to 10.53%	3.46%

High Income Bond Subaccount
2013	8,137	$23.26 to $23.92	$191,637	0.90% to 1.10%	5.92% to 6.13%	0.00%
2012	8,085	$21.96 to $22.54	$179,615	0.90% to 1.10%	13.09% to 13.32%	0.00%
2011	11,556	$19.42 to $19.89	$226,465	0.90% to 1.10%	4.22% to 4.42%	0.00%
2010	16,147	$18.63 to $19.05	$303,121	0.90% to 1.10%	12.85% to 13.07%	0.00%
2009	20,418	$16.51 to $16.85	$340,009	0.90% to 1.10%	47.62% to 47.91%	0.00%

Capital Growth Subaccount
2013	1,184	$17.41 to $17.91	$20,905	0.90% to 1.10%	28.85% to 29.10%	0.00%
2012	3,754	$13.51 to $13.87	$50,818	0.90% to 1.10%	12.57% to 12.79%	0.00%
2011	6,514	$12.00 to $12.30	$78,477	0.90% to 1.10%	-3.52% to -3.33%	0.00%
2010	6,695	$12.44 to $12.72	$83,452	0.90% to 1.10%	34.94% to 35.21%	0.00%
2009	8,916	$9.22 to $9.41	$82,392	0.90% to 1.10%	33.79% to 34.06%	0.00%

Nasdaq-100® Index Subaccount
2013	3,828	$8.13 to $8.35	$31,163	0.90% to 1.10%	34.50% to 34.77%	0.78%
2012	3,995	$6.04 to $6.20	$24,176	0.90% to 1.10%	16.59% to 16.82%	0.53%
2011	6,146	$5.18 to $5.30	$31,880	0.90% to 1.10%	2.07% to 2.27%	0.34%
2010	6,797	$5.08 to $5.19	$34,545	0.90% to 1.10%	18.09% to 18.32%	0.29%
2009	8,817	$4.30 to $4.38	$38,028	0.90% to 1.10%	52.03% to 52.33%	0.00%

Bristol Subaccount
2013	496	$19.05 to $19.50	$9,672	0.90% to 1.10%	39.68% to 39.95%	0.53%
2012	473	$13.64 to $13.93	$6,589	0.90% to 1.10%	11.95% to 12.17%	0.58%
2011	473	$12.42	$5,873	0.90%	-7.98%	0.44%
2010	478	$13.50	$6,459	0.90%	12.10%	0.52%
2009	588	$12.04	$7,086	0.90%	34.62%	0.17%

Bryton Growth Subaccount
2013	1,235	$17.08 to $17.48	$21,593	0.90% to 1.10%	39.20% to 39.48%	0.00%
2012	2,040	$12.27 to $12.53	$25,352	0.90% to 1.10%	10.07% to 10.29%	0.00%
2011	2,649	$11.15 to $11.36	$29,856	0.90% to 1.10%	-10.27% to -10.09%	0.00%
2010	3,288	$12.43 to $12.64	$41,318	0.90% to 1.10%	22.69% to 22.93%	0.00%
2009	1,728	$10.13 to $10.28	$17,644	0.90% to 1.10%	34.25% to 34.52%	0.00%

Balanced Subaccount
2013	1,739	$15.59 to $15.85	$27,289	0.90% to 1.10%	14.01% to 14.24%	0.83%
2012	1,740	$13.67 to $13.87	$23,929	0.90% to 1.10%	12.06% to 12.28%	0.00%
2011	840	$12.20	$10,246	1.10%	1.18%	1.93%
2010	841	$12.06	$10,138	1.10%	6.61%	1.31%
2009	1,352	$11.31 to $11.41	$15,342	0.90% to 1.10%	23.56% to 23.80%	1.36%

Income Opportunity Subaccount
2011	614	$10.39	$6,379	0.90%	-1.96%	0.00%

Target Equity/Income Subaccount
2011	423	$7.73	$3,268	1.10%	-12.06%	1.59%
2010	425	$8.79	$3,733	1.10%	21.89%	0.92%
2009	928	$7.21	$6,695	1.10%	11.11%	2.12%

Bristol Growth Subaccount
2013	1,190	$13.88 to $14.06	$16,666	0.90% to 1.10%	37.11% to 37.38%	0.44%
2012	1,159	$10.12 to $10.23	$11,829	0.90% to 1.10%	9.98% to 10.20%	0.45%
2011	1,152	$9.20 to $9.29	$10,672	0.90% to 1.10%	-2.84% to -2.65%	0.36%
2010	1,153	$9.47 to $9.54	$10,975	0.90% to 1.10%	11.57% to 11.79%	0.43%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	4,267	$10.68	$45,577	1.10%	17.08%	0.00%
2009	4,269	$9.12	$38,943	1.10%	14.83%	0.00%

Second Quarter Subaccount
2010	2,636	$13.10	$34,546	1.10%	21.03%	0.00%
2009	2,637	$10.82	$28,550	1.10%	25.86%	0.00%

Fourth Quarter Subaccount
2010	2,417	$13.77	$33,310	1.10%	19.40%	0.00%
2009	2,418	$11.54	$27,905	1.10%	13.65%	0.00%

Dow Target 5 Portfolios:
First Quarter Subaccount
2010	4,038	$11.02	$44,506	1.10%	10.92%	0.00%
2009	4,040	$9.94	$40,138	1.10%	18.45%	0.00%

Second Quarter Subaccount
2010	2,650	$12.07	$31,983	1.10%	13.34%	0.00%
2009	2,651	$10.65	$28,226	1.10%	19.71%	0.00%

Fourth Quarter Subaccount
2010	2,289	$12.64	$28,941	1.10%	12.46%	0.00%
2009	2,290	$11.24	$25,740	1.10%	4.78%	0.00%

Janus Aspen Series - Institutional Shares:
Janus Subaccount
2013	18,318	$11.99 to $12.33	$220,408	0.90% to 1.10%	28.92% to 29.18%	0.78%
2012	19,715	$9.30 to $9.54	$183,973	0.90% to 1.10%	17.29% to 17.52%	0.53%
2011	26,879	$7.93 to $8.12	$213,721	0.90% to 1.10%	-6.33% to -6.14%	0.59%
2010	31,403	$8.46 to $8.65	$266,389	0.90% to 1.10%	13.27% to 13.50%	1.03%
2009	45,757	$7.47 to $7.62	$342,740	0.90% to 1.10%	34.87% to 35.13%	0.54%

Global Research Subaccount
2013	8,742	$11.57 to $11.90	$102,407	0.90% to 1.10%	27.03% to 27.28%	1.21%
2012	9,227	$9.11 to $9.35	$84,962	0.90% to 1.10%	18.78% to 19.01%	0.81%
2011	13,376	$7.67 to $7.86	$103,426	0.90% to 1.10%	-14.68% to -14.51%	0.54%
2010	19,872	$8.99 to $9.19	$179,847	0.90% to 1.10%	14.58% to 14.80%	0.55%
2009	31,746	$7.84 to $8.00	$250,400	0.90% to 1.10%	36.20% to 36.47%	1.45%

Balanced Subaccount
2013	49,453	$21.48 to $22.09	$1,067,546	0.90% to 1.10%	18.85% to 19.08%	1.54%
2012	49,355	$18.07 to $18.55	$895,776	0.90% to 1.10%	12.38% to 12.60%	2.83%
2011	54,003	$16.08 to $16.48	$871,940	0.90% to 1.10%	0.54% to 0.73%	2.44%
2010	61,335	$16.00 to $16.36	$984,374	0.90% to 1.10%	7.21% to 7.42%	2.82%
2009	60,974	$14.92 to $15.23	$913,898	0.90% to 1.10%	24.52% to 24.76%	3.03%

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2013	2,536	$23.49 to $24.16	$60,835	0.90% to 1.10%	29.26% to 29.51%	0.19%
2012	2,996	$18.17 to $18.65	$55,584	0.90% to 1.10%	14.26% to 14.49%	0.10%
2011	3,124	$15.90 to $16.29	$50,605	0.90% to 1.10%	-6.55% to -6.36%	0.14%
2010	3,125	$17.02 to $17.40	$54,077	0.90% to 1.10%	22.41% to 22.65%	0.72%
2009	6,219	$13.90 to $14.18	$87,303	0.90% to 1.10%	46.13% to 46.42%	0.00%

Small Cap Value Subaccount
2013	454	$20.80	$9,436	1.10%	13.50%	0.70%
2012	454	$18.32	$8,321	1.10%	12.75%	0.86%
2011	455	$16.25	$7,388	1.10%	-8.27%	0.84%
2010	1,055	$17.72	$18,686	1.10%	15.98%	0.89%
2009	13,417	$15.28 to $15.59	$208,686	0.90% to 1.10%	58.44% to 58.75%	1.22%

Discovery Subaccount
2013	4,744	$18.04 to $18.56	$86,716	0.90% to 1.10%	42.24% to 42.52%	0.01%
2012	4,748	$12.68 to $13.02	$60,952	0.90% to 1.10%	16.45% to 16.68%	0.00%
2011	5,827	$10.89 to $11.16	$64,052	0.90% to 1.10%	-0.67% to -0.47%	0.00%
2010	7,459	$10.97 to $11.21	$82,350	0.90% to 1.10%	34.07% to 34.33%	0.00%
2009	9,153	$8.18 to $8.35	$75,439	0.90% to 1.10%	38.78% to 39.05%	0.00%

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2013	4,251	$16.76 to $17.24	$72,769	0.90% to 1.10%	31.78% to 32.04%	1.10%
2012	5,196	$12.72 to $13.06	$67,182	0.90% to 1.10%	17.83% to 18.06%	1.32%
2011	6,457	$10.80 to $11.06	$70,581	0.90% to 1.10%	-8.06% to -7.88%	1.12%
2010	8,283	$11.74 to $12.01	$98,138	0.90% to 1.10%	9.99% to 10.21%	0.69%
2009	11,039	$10.68 to $10.89	$118,554	0.90% to 1.10%	17.03% to 17.26%	1.40%

Structured U.S. Equity Subaccount
2013	659	$14.46 to $14.88	$9,640	0.90% to 1.10%	36.02% to 36.29%	0.96%
2012	1,051	$10.63 to $10.92	$11,303	0.90% to 1.10%	13.21% to 13.43%	1.68%
2011	1,188	$9.39 to $9.62	$11,291	0.90% to 1.10%	2.92% to 3.12%	1.51%
2010	1,581	$9.13 to $9.33	$14,551	0.90% to 1.10%	11.61% to 11.84%	1.30%
2009	2,568	$8.18 to $8.34	$21,112	0.90% to 1.10%	19.83% to 20.06%	2.13%

Strategic Growth Subaccount
2013	243	$13.98	$3,401	1.10%	30.98%	0.32%
2012	354	$10.67	$3,778	1.10%	18.58%	0.47%
2011	553	$9.00 to $9.22	$5,020	0.90% to 1.10%	-3.67% to -3.48%	0.41%
2010	655	$9.34 to $9.55	$6,162	0.90% to 1.10%	9.53% to 9.75%	0.36%
2009	801	$8.53	$6,830	1.10%	46.14%	0.48%

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2013	4,544	$37.13 to $38.19	$170,305	0.90% to 1.10%	-2.32% to -2.12%	1.17%
2012	5,451	$38.01 to $39.02	$208,707	0.90% to 1.10%	20.72% to 20.96%	1.45%
2011	7,286	$31.49 to $32.26	$231,566	0.90% to 1.10%	-18.89% to -18.73%	1.38%
2010	12,966	$38.82 to $39.69	$507,239	0.90% to 1.10%	21.36% to 21.60%	1.18%
2009	14,738	$31.99 to $32.64	$474,813	0.90% to 1.10%	68.00% to 68.33%	2.86%

U.S. Small-Mid Cap Equity Subaccount
2013	7,417	$30.70 to $31.58	$232,139	0.90% to 1.10%	33.80% to 34.06%	0.00%
2012	7,866	$22.95 to $23.55	$183,760	0.90% to 1.10%	9.02% to 9.24%	0.00%
2011	8,255	$21.05 to $21.56	$176,681	0.90% to 1.10%	-10.06% to -9.88%	0.00%
2010	9,484	$23.40 to $23.93	$224,616	0.90% to 1.10%	22.38% to 22.62%	0.29%
2009	13,668	$19.12 to $19.51	$263,352	0.90% to 1.10%	51.02% to 51.32%	0.00%

International Equity Subaccount
2013	915	$14.36 to $14.59	$13,344	0.90% to 1.10%	19.45% to 19.69%	1.48%
2012	805	$12.02 to $12.19	$9,812	0.90% to 1.10%	19.78% to 20.02%	1.71%
2011	796	$10.16	$8,085	0.90%	-8.10%	1.54%
2010	1,308	$10.94 to $11.05	$14,408	0.90% to 1.10%	5.56% to 5.77%	1.23%
2009	1,565	$10.37 to $10.45	$16,321	0.90% to 1.10%	20.14% to 20.38%	3.16%

Multi-Asset Targeted Volatility Subaccount
2013	315	$12.41	$3,913	1.10%	18.19%	0.31%
2012	316	$10.50	$3,313	1.10%	4.97% (c)	0.14%

Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2013	33,827	$33.39 to $34.30	$1,135,087	0.90% to 1.10%	34.39% to 34.66%	0.28%
2012	37,506	$24.84 to $25.47	$936,061	0.90% to 1.10%	13.31% to 13.54%	0.38%
2011	41,735	$21.92 to $22.44	$919,403	0.90% to 1.10%	-11.82% to -11.65%	0.02%
2010	47,706	$24.86 to $25.39	$1,190,986	0.90% to 1.10%	27.17% to 27.43%	0.12%
2009	58,623	$19.55 to $19.93	$1,150,190	0.90% to 1.10%	38.23% to 38.51%	0.46%

VIP Contrafund® Subaccount
2013	30,040	$19.16 to $19.69	$583,278	0.90% to 1.10%	29.53% to 29.78%	0.85%
2012	38,656	$14.79 to $15.17	$577,785	0.90% to 1.10%	14.87% to 15.10%	1.01%
2011	50,632	$12.88 to $13.18	$658,970	0.90% to 1.10%	-3.84% to -3.65%	0.73%
2010	62,312	$13.39 to $13.68	$842,130	0.90% to 1.10%	15.66% to 15.88%	0.89%
2009	94,144	$11.58 to $11.81	$1,099,366	0.90% to 1.10%	33.99% to 34.26%	1.09%

VIP Growth Subaccount
2013	14,812	$10.63 to $10.93	$159,016	0.90% to 1.10%	34.52% to 34.79%	0.05%
2012	15,138	$7.91 to $8.11	$120,588	0.90% to 1.10%	13.15% to 13.38%	0.35%
2011	17,820	$6.99 to $7.15	$125,638	0.90% to 1.10%	-1.12% to -0.92%	0.13%
2010	15,362	$7.07 to $7.22	$109,201	0.90% to 1.10%	22.51% to 22.76%	0.03%
2009	22,805	$5.77 to $5.88	$131,986	0.90% to 1.10%	26.57% to 26.82%	0.20%

VIP Equity-Income Subaccount
2013	5,133	$14.81 to $18.70	$84,922	0.90% to 1.10%	26.44% to 26.69%	2.28%
2012	5,119	$11.71 to $14.76	$66,174	0.90% to 1.10%	15.77% to 16.01%	2.61%
2011	6,709	$10.12 to $12.73	$77,731	0.90% to 1.10%	-0.44% to -0.24%	2.56%
2010	6,194	$10.16 to $12.76	$71,202	0.90% to 1.10%	13.67% to 13.89%	1.75%
2009	7,030	$8.94 to $11.20	$71,404	0.90% to 1.10%	28.47% to 28.73%	1.81%

VIP Real Estate Subaccount
2013	3,528	$11.61 to $11.74	$41,205	0.90% to 1.10%	0.51% to 0.71%	1.16%
2012	5,151	$11.55 to $11.66	$59,857	0.90% to 1.10%	17.01% to 17.24%	1.39%
2011	4,224	$9.87 to $9.94	$41,890	0.90% to 1.10%	6.61% to 6.83%	1.20%
2010	1,320	$9.26 to $9.31	$12,266	0.90% to 1.10%	28.67% to 28.93%	1.35%
2009	49	$7.22	$357	0.90%	36.17%	0.68%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Janus Aspen Series - Service Shares:
Janus Subaccount
2013	2,663	$9.53 to $9.79	$25,458	0.90% to 1.10%	28.58% to 28.83%	0.67%
2012	2,573	$7.41 to $7.60	$19,130	0.90% to 1.10%	16.99% to 17.22%	0.45%
2011	3,107	$6.34 to $6.48	$19,727	0.90% to 1.10%	-6.57% to -6.38%	0.41%
2010	4,721	$6.78 to $6.93	$32,054	0.90% to 1.10%	13.02% to 13.24%	0.37%
2009	5,070	$6.00 to $6.12	$30,457	0.90% to 1.10%	34.53% to 34.80%	0.37%

Global Research Subaccount
2013	2,465	$8.12 to $8.34	$20,449	0.90% to 1.10%	26.68% to 26.93%	1.09%
2012	2,472	$6.41 to $6.57	$16,160	0.90% to 1.10%	18.55% to 18.79%	0.80%
2011	2,471	$5.41 to $5.53	$13,606	0.90% to 1.10%	-14.92% to -14.75%	0.48%
2010	2,978	$6.35 to $6.49	$19,186	0.90% to 1.10%	14.26% to 14.49%	0.53%
2009	10,227	$5.56 to $5.67	$57,238	0.90% to 1.10%	35.91% to 36.18%	1.26%

Balanced Subaccount
2013	39,438	$18.99 to $19.51	$754,454	0.90% to 1.10%	18.50% to 18.73%	1.34%
2012	39,400	$16.03 to $16.43	$635,982	0.90% to 1.10%	12.13% to 12.36%	2.66%
2011	35,362	$14.29 to $14.63	$509,423	0.90% to 1.10%	0.25% to 0.45%	2.23%
2010	33,807	$14.26 to $14.56	$485,626	0.90% to 1.10%	6.94% to 7.16%	2.57%
2009	30,185	$13.33 to $13.59	$405,623	0.90% to 1.10%	24.22% to 24.46%	2.77%

Overseas Subaccount
2013	5,091	$33.52 to $34.24	$172,084	0.90% to 1.10%	13.04% to 13.26%	3.09%
2012	5,370	$29.65 to $30.23	$160,488	0.90% to 1.10%	11.95% to 12.17%	0.60%
2011	8,366	$26.49 to $26.95	$223,324	0.90% to 1.10%	-33.07% to -32.94%	0.35%
2010	11,637	$39.58 to $40.18	$463,642	0.90% to 1.10%	23.66% to 23.90%	0.54%
2009	12,622	$32.01 to $32.43	$406,084	0.90% to 1.10%	77.12% to 77.47%	0.40%

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2013	936	$24.31	$22,740	1.10%	39.68%	0.00%
2012	1,013	$17.40	$17,631	1.10%	19.58%	0.00%
2011	957	$14.55	$13,926	1.10%	-11.47%	0.00%
2010	951	$16.44	$15,627	1.10%	34.46%	0.00%
2009	943	$12.22	$11,525	1.10%	61.15%	0.00%

Investors Growth Stock Subaccount
2013	147	$16.87	$2,488	1.10%	28.64%	0.42%
2012	147	$13.11	$1,939	1.10%	15.41%	0.22%
2011	147	$11.36	$1,686	1.10%	-0.72%	0.27%
2010	148	$11.45	$1,704	1.10%	10.93%	0.28%
2009	149	$10.32	$1,542	1.10%	37.58%	0.44%

Mid Cap Growth Subaccount
2013	864	$13.13 to $13.45	$11,390	0.90% to 1.10%	35.72% to 35.99%	0.00%
2012	676	$9.67 to $9.89	$6,575	0.90% to 1.10%	15.15% to 15.38%	0.00%
2011	764	$8.40 to $8.57	$6,461	0.90% to 1.10%	-7.18% to -7.00%	0.00%
2010	442	$9.05 to $9.22	$4,060	0.90% to 1.10%	27.80% to 28.05%	0.00%
2009	1,861	$7.08 to $7.20	$13,236	0.90% to 1.10%	39.71% to 39.99%	0.00%

Total Return Subaccount
2013	11,993	$17.51 to $17.94	$214,004	0.90% to 1.10%	17.45% to 17.68%	1.64%
2012	12,737	$14.91 to $15.24	$193,153	0.90% to 1.10%	9.72% to 9.94%	2.53%
2011	14,069	$13.59 to $13.87	$194,136	0.90% to 1.10%	0.48% to 0.68%	2.30%
2010	17,230	$13.52 to $13.77	$236,076	0.90% to 1.10%	8.44% to 8.66%	2.84%
2009	21,583	$12.47 to $12.67	$272,037	0.90% to 1.10%	16.44% to 16.67%	3.67%

J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
2013	919	$26.26	$24,130	0.90%	41.03%	0.50%
2012	1,370	$18.62	$25,515	0.90%	18.65%	0.20%
2011	1,370	$15.69	$21,504	0.90%	-5.62%	0.14%
2010	1,118	$16.33 to $16.62	$18,556	0.90% to 1.10%	25.74% to 25.99%	0.00%
2009	1,118	$12.98 to $13.19	$14,731	0.90% to 1.10%	29.55% to 29.72%	0.36%

Mid Cap Value Subaccount
2013	3,511	$33.77 to $34.59	$119,730	0.90% to 1.10%	30.86% to 31.12%	1.03%
2012	3,966	$25.80 to $26.38	$103,319	0.90% to 1.10%	19.06% to 19.30%	1.05%
2011	4,316	$21.67 to $22.11	$94,375	0.90% to 1.10%	1.05% to 1.25%	1.48%
2010	6,218	$21.45 to $21.84	$134,032	0.90% to 1.10%	22.11% to 22.35%	1.18%
2009	8,297	$17.56 to $17.85	$146,676	0.90% to 1.10%	29.17% to 29.34%	0.00%

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2013	13,374	$13.49 to $17.13	$224,870	0.90% to 1.10%	-10.21% to -10.03%	1.43%
2012	19,006	$15.03 to $19.04	$354,979	0.90% to 1.10%	7.57% to 7.78%	1.07%
2011	21,892	$13.97 to $17.67	$380,092	0.90% to 1.10%	10.46% to 10.68%	2.10%
2010	24,164	$12.65 to $15.96	$379,837	0.90% to 1.10%	6.93% to 7.15%	1.44%
2009	29,841	$11.83 to $14.90	$438,292	0.90% to 1.10%	17.07% to 17.31%	3.04%

Total Return Subaccount
2013	11,206	$16.96 to $17.35	$192,765	0.90% to 1.10%	-3.03% to -2.83%	2.13%
2012	18,491	$17.49 to $17.86	$326,962	0.90% to 1.10%	8.40% to 8.61%	2.58%
2011	23,900	$16.14 to $16.44	$388,913	0.90% to 1.10%	2.49% to 2.69%	2.62%
2010	27,479	$15.75 to $16.01	$436,027	0.90% to 1.10%	6.94% to 7.15%	2.43%
2009	24,551	$14.73 to $14.94	$364,445	0.90% to 1.10%	12.81% to 13.03%	5.30%

Global Bond Subaccount
2013	6,032	$14.32 to $17.93	$105,899	0.90% to 1.10%	-9.47% to -9.29%	1.07%
2012	9,201	$15.82 to $19.76	$177,269	0.90% to 1.10%	5.77% to 5.98%	1.63%
2011	10,298	$14.96 to $18.65	$187,563	0.90% to 1.10%	6.40% to 6.61%	2.57%
2010	10,333	$14.06 to $17.49	$176,845	0.90% to 1.10%	10.44% to 10.66%	2.72%
2009	13,555	$12.73 to $15.80	$210,297	0.90% to 1.10%	15.57% to 15.80%	3.15%

CommodityRealReturn® Strategy Subaccount
2013	2,187	$13.25 to $13.37	$29,166	0.90% to 1.10%	-15.63% to -15.46%	1.73%
2012	2,249	$15.70 to $15.82	$35,480	0.90% to 1.10%	4.24% to 4.45%	2.77%
2011	2,151	$15.07 to $15.15	$32,520	0.90% to 1.10%	-8.56% to -8.38%	14.56%
2010	1,732	$16.48 to $16.53	$28,616	0.90% to 1.10%	23.17% to 23.41%	14.81%

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2013	1,644	$12.61	$20,404	1.10%	29.63%	0.07%
2012	2,202	$9.73	$21,050	1.10%	14.68%	0.07%
2011	4,279	$8.48	$35,681	1.10%	-2.42%	0.00%
2010	4,285	$8.69	$36,612	1.10%	15.99%	0.05%
2009	6,661	$7.33 to $7.52	$49,229	0.90% to 1.10%	32.80% to 33.06%	0.42%

The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2013	2,945	$27.14 to $27.72	$80,629	0.90% to 1.10%	27.94% to 28.20%	0.00%
2012	3,000	$21.21 to $21.63	$64,169	0.90% to 1.10%	9.41% to 9.62%	0.00%
2011	3,166	$19.39 to $19.73	$61,848	0.90% to 1.10%	-5.54% to -5.36%	0.00%
2010	5,403	$20.53 to $20.84	$111,424	0.90% to 1.10%	6.20% to 6.41%	0.00%
2009	6,295	$19.33 to $19.59	$122,040	0.90% to 1.10%	55.69% to 56.00%	0.00%

Jennison Subaccount
2012	224	$18.14	$4,068	0.90%	14.69%	0.00%
2011	224	$15.82	$3,547	0.90%	-0.98%	0.00%
2009	44	$14.27	$621	1.10%	41.03%	0.16%

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2013	1,104	$20.78	$22,947	0.90%	19.75%	1.73%
2012	472	$17.35	$8,185	0.90%	9.15%	3.66%
2011	920	$15.90	$14,622	0.90%	7.77%	1.40%
2010	476	$14.53 to $14.75	$6,959	0.90% to 1.10%	13.79% to 14.02%	1.90%
2009	477	$12.77 to $12.94	$6,115	0.90% to 1.10%	20.90% to 21.14%	2.25%

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2013	8,462	$33.45 to $34.17	$285,475	0.90% to 1.10%	33.29% to 33.55%	0.98%
2012	10,754	$25.10 to $25.58	$271,446	0.90% to 1.10%	11.27% to 11.49%	0.10%
2011	12,302	$22.55 to $22.95	$278,974	0.90% to 1.10%	-4.33% to -4.14%	0.32%
2010	13,283	$23.58 to $23.94	$314,472	0.90% to 1.10%	19.21% to 19.45%	0.10%
2009	18,921	$19.78 to $20.04	$376,019	0.90% to 1.10%	33.73% to 34.00%	0.00%

Micro-Cap Subaccount
2013	2,303	$28.12 to $28.72	$65,197	0.90% to 1.10%	19.67% to 19.91%	0.42%
2012	3,388	$23.50 to $23.95	$79,962	0.90% to 1.10%	6.43% to 6.64%	0.00%
2011	5,214	$22.08 to $22.46	$115,842	0.90% to 1.10%	-13.06% to -12.88%	2.15%
2010	6,893	$25.40 to $25.78	$175,901	0.90% to 1.10%	28.55% to 28.80%	2.00%
2009	6,670	$19.76 to $20.02	$132,299	0.90% to 1.10%	56.32% to 56.63%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
2013	4,647	$39.98 to $41.12	$187,621	0.90% to 1.10%	0.94% to 1.14%	1.08%
2012	4,823	$39.60 to $40.65	$192,810	0.90% to 1.10%	14.57% to 14.80%	0.97%
2011	6,443	$34.57 to $35.41	$224,197	0.90% to 1.10%	4.77% to 4.98%	0.85%
2010	7,538	$32.99 to $33.73	$250,116	0.90% to 1.10%	28.55% to 28.80%	2.19%
2009	8,840	$25.67 to $26.19	$228,143	0.90% to 1.10%	26.96% to 27.21%	3.31%

Core Plus Fixed Income Class II Subaccount
2013	507	$14.59 to $14.90	$7,519	0.90% to 1.10%	-1.66% to -1.47%	3.44%
2012	514	$14.83 to $15.12	$7,731	0.90% to 1.10%	8.00% to 8.21%	4.35%
2011	521	$13.74 to $13.97	$7,243	0.90% to 1.10%	4.26% to 4.47%	4.50%
2010	1,143	$13.17 to $13.38	$15,204	0.90% to 1.10%	5.70% to 5.91%	5.57%
2009	1,672	$12.46 to $12.63	$21,043	0.90% to 1.10%	8.19% to 8.40%	8.78%

U.S. Real Estate Class II Subaccount
2013	433	$26.61 to $27.18	$11,657	0.90% to 1.10%	0.64% to 0.84%	0.84%
2012	433	$26.44 to $26.95	$11,574	0.90% to 1.10%	14.36% to 14.58%	0.90%
2011	1,534	$23.12 to $23.52	$35,570	0.90% to 1.10%	4.51% to 4.72%	0.54%
2010	1,534	$22.12 to $22.46	$34,033	0.90% to 1.10%	28.12% to 28.37%	1.95%
2009	1,535	$17.26 to $17.49	$26,564	0.90% to 1.10%	27.09% to 27.35%	2.95%

International Growth Equity Class II Subaccount (note 4)
2009	2,681	$8.38 to $8.44	$22,553	0.90% to 1.10%	35.06% to 35.32%	0.91%

Growth Class II Subaccount
2013	248	$19.36	$4,809	1.10%	46.12%	0.21%
2012	249	$13.25	$3,299	1.10%	12.81%	0.00%
2011	404	$11.74	$4,746	1.10%	-4.09%	0.00%
2010	338	$12.25 to $12.36	$4,165	0.90% to 1.10%	21.28% to 21.52%	0.00%
2009	339	$10.10 to $10.17	$3,434	0.90% to 1.10%	63.35% to 63.67%	0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	1,789	$9.11 to $9.20	$16,374	0.90% to 1.10%	23.99% (a) to 24.13% (b)	0.00%

Invesco V.I. International Growth Series II Subaccount
2013	1,270	$11.22 to $11.40	$14,397	0.90% to 1.10%	17.43% to 17.66%	1.05%
2012	1,289	$9.56 to $9.69	$12,434	0.90% to 1.10%	13.99% to 14.22%	1.21%
2011	1,570	$8.38 to $8.48	$13,275	0.90% to 1.10%	-15.64% to -15.53%	0.00%

Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2013	1,635	$10.33 to $10.37	$16,933	0.90% to 1.10%	0.31% to 0.51%	1.51%
2012	3,665	$10.30 to $10.32	$37,799	0.90% to 1.10%	3.02% (a) to 3.16% (b)	0.00%

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Class 2 Subaccount
2013	14,517	$15.97 to $16.23	$234,576	0.90% to 1.10%	12.70% to 12.92%	6.45%
2012	19,017	$14.17 to $14.37	$271,909	0.90% to 1.10%	11.42% to 11.64%	6.43%
2011	18,588	$12.72 to $12.87	$238,181	0.90% to 1.10%	1.27% to 1.47%	6.26%
2010	22,743	$12.56 to $12.69	$287,048	0.90% to 1.10%	11.45% to 11.67%	6.76%
2009	29,365	$11.27 to $11.36	$332,282	0.90% to 1.10%	34.12% to 34.39%	7.64%

Franklin Flex Cap Growth Securities Class 2 Subaccount
2013	1,402	$16.35 to $16.62	$23,144	0.90% to 1.10%	35.99% to 36.26%	0.00%
2012	1,358	$12.02 to $12.20	$16,465	0.90% to 1.10%	8.07% to 8.28%	0.00%
2011	1,081	$11.13 to $11.26	$12,129	0.90% to 1.10%	-5.84% to -5.65%	0.00%
2010	1,093	$11.82 to $11.94	$13,006	0.90% to 1.10%	14.93% to 15.16%	0.00%
2009	1,052	$10.28 to $10.37	$10,891	0.90% to 1.10%	31.52% to 31.78%	0.00%

Templeton Foreign Securities Class 2 Subaccount
2013	3,681	$15.43 to $15.68	$57,145	0.90% to 1.10%	21.63% to 21.87%	2.36%
2012	3,678	$12.69 to $12.87	$46,919	0.90% to 1.10%	16.94% to 17.17%	3.20%
2011	5,149	$10.85 to $10.98	$56,216	0.90% to 1.10%	-11.61% to -11.43%	1.79%
2010	6,553	$12.27 to $12.40	$80,867	0.90% to 1.10%	7.23% to 7.44%	1.86%
2009	6,804	$11.44 to $11.54	$78,180	0.90% to 1.10%	35.55% to 35.82%	4.26%

Franklin Templeton VIP Founding Funds Allocation Class 4 Subaccount
2013	642	$12.72	$8,170	0.90%	22.58%	10.46%
2012	642	$10.38	$6,665	0.90%	14.14%	2.85%
2011	200	$9.03	$1,801	1.10%	-2.74%	0.02%
2010	1,406	$9.28 to $9.33	$13,113	0.90% to 1.10%	9.04% to 9.26%	6.82%
2009	200	$8.51	$1,706	1.10%	28.65% (c)	3.47%

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2013	2,186	$14.25 to $14.47	$31,319	0.90% to 1.10%	35.22% to 35.49%	0.94%
2012	2,122	$10.54 to $10.68	$22,473	0.90% to 1.10%	14.11% to 14.34%	0.38%
2011	2,042	$9.24 to $9.34	$18,943	0.90% to 1.10%	-7.72% to -7.53%	0.40%
2010	1,960	$10.01 to $10.10	$19,686	0.90% to 1.10%	24.62% to 24.87%	0.36%
2009	1,292	$8.03 to $8.09	$10,401	0.90% to 1.10%	44.57% to 44.85%	1.09%

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2013	9,334	$17.10 to $17.26	$160,858	0.90% to 1.10%	23.77% to 24.02%	1.21%
2012	8,226	$13.82 to $13.92	$114,337	0.90% to 1.10%	17.87% to 18.11%	1.17%
2011	9,523	$11.72 to $11.78	$112,075	0.90% to 1.10%	-8.21% to -8.03%	1.05%
2010	10,428	$12.77 to $12.81	$133,549	0.90% to 1.10%	7.50% to 7.71%	0.90%
2009	4,764	$11.88 to $11.89	$56,664	0.90% to 1.10%	18.79% (a) to 18.95% (b)	0.00%

VIP Global Natural Resources Subaccount
2013	1,396	$13.13 to $13.25	$18,423	0.90% to 1.10%	6.63% to 6.84%	0.00%
2012	1,850	$12.31 to $12.40	$22,887	0.90% to 1.10%	0.77% to 0.97%	0.00%
2011	1,804	$12.22 to $12.28	$22,129	0.90% to 1.10%	-22.30% to -22.15%	0.00%
2010	1,611	$15.73 to $15.78	$25,414	0.90% to 1.10%	15.80% to 16.03%	0.00%
2009	74	$13.58	$1,012	1.10%	35.81% (c)	0.00%

VIP Science and Technology Subaccount
2013	2,923	$26.26 to $26.50	$77,454	0.90% to 1.10%	54.69% to 54.99%	0.00%
2012	2,111	$16.97 to $17.10	$36,005	0.90% to 1.10%	26.43% to 26.68%	0.00%
2011	1,347	$13.50	$18,180	0.90%	-6.61%	0.00%

Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount
2012	89	$12.32	$1,091	1.10%	12.96%	3.02%
2011	89	$10.91	$968	1.10%	6.72%	58.49%

Legg Mason Dynamic Multi-Strategy VIT Subaccount
2013	328	$11.91	$3,908	1.10%	17.08%	0.98%
2012	328	$10.17	$3,340	1.10%	1.71% (c)	6.33%

Federated Insurance Series - Service Shares:
Managed Volatility Fund II Subaccount
2013	1,198	$12.44	$14,902	1.10%	20.42%	2.90%
2012	1,029	$10.33	$10,626	1.10%	3.27% (c)	0.00%

Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2013	4,209	$10.94	$46,046	0.90%	6.97%	0.78%

TOPS® Managed Risk Moderate Growth ETF Subaccount
2013	494	$11.35	$5,608	1.10%	11.17%	0.78%
2012	495	$10.21	$5,048	1.10%	2.05% (c)	0.00%

AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
2013	2,086	$11.26 to $11.30	$23,547	0.90% to 1.10%	10.71% to 10.93%	0.47%
2012	304	$10.17	$3,091	1.10%	1.69% (c)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”), as of December 31, 2013, and the related statements of operations for the periods then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the periods then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 7, 2014

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2013 and 2012

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive (loss) income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2014

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2013 and 2012

(Dollars in thousands, except share amounts)

Assets	2013	2012
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$6,185,921	6,311,851
Fixed maturity securities on loan	181,298	178,549
Equity securities	64,697	54,299
Equity securities on loan	2,746	6,014
Fixed maturity held-to-maturity securities, at amortized cost	1,123,720	1,105,464
Trading securities, at fair value:
Fixed maturity	9,367	12,504
Mortgage loans on real estate, net	1,233,958	1,251,518
Real estate, net	24,212	3,450
Policy loans	389,425	356,788
Other long-term investments	12,820	25,420
Short-term investments securities lending collateral	197,502	213,635
Short-term investments	38,394	37,181

Total investments	9,464,060	9,556,673
Cash	234,921	347,269
Accrued investment income	83,383	83,197
Deferred policy acquisition costs	1,278,013	957,570
Reinsurance recoverable	1,368,617	1,736,419
Other assets	203,405	338,659
Goodwill and intangible assets	755	755
Federal income tax recoverable	—	17,141
Assets held in separate accounts	18,962,216	15,252,914

Total assets	$31,595,370	28,290,597

Liabilities and Equity
Future policy benefits and claims	$9,518,207	9,306,613
Policyholders’ dividend accumulations	43,014	44,789
Other policyholder funds	65,874	73,956
Notes payable (net of unamortized discount of $1,183 in 2013 and $1,259 in 2012)	309,317	559,241
Federal income taxes:
Current	995	—
Deferred	307,723	437,749
Other liabilities	281,667	419,678
Payables for securities lending collateral	197,502	213,635
Liabilities related to separate accounts	18,962,216	15,252,914

Total liabilities	29,686,515	26,308,575

Commitments and contingencies	—	—
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	188,076
Accumulated other comprehensive income	84,897	246,994
Retained earnings	1,525,882	1,536,952

Total stockholder’s equity	1,908,855	1,982,022

Total liabilities and equity	$31,595,370	28,290,597

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Revenues:
Traditional life insurance premiums	$379,289	334,692	203,103
Annuity premiums and charges	253,692	207,854	185,627
Universal life policy charges	139,253	134,494	129,410
Accident and health insurance premiums	16,043	16,690	17,286
Investment management fees	9,852	8,313	7,686
Change in value of trading securities	(453)	(27)	122
Net investment income	446,506	450,127	466,534
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(4,653)	(3,941)	(16,887)
Portion of impairment losses recognized in other comprehensive (loss) income	(1,912)	(4,792)	4,067

Net other-than-temporary impairment losses on securities recognized in earnings	(6,565)	(8,733)	(12,820)
Realized gains, excluding other-than-temporary impairment losses on securities	2,642	8,375	35,083

Total investment (losses) gains	(3,923)	(358)	22,263
Derivative instruments	(31,425)	(29,224)	(7,076)
Other income	96,081	80,013	71,764

	1,304,915	1,202,574	1,096,719

Benefits and expenses:
Benefits and claims	938,123	589,891	261,619
Provision for policyholders’ dividends on participating policies	55,334	50,354	45,171
Amortization of deferred policy acquisition costs	18,889	129,815	169,137
Other operating costs and expenses	286,614	247,685	189,159

	1,298,960	1,017,745	665,086

Income before income taxes	5,955	184,829	431,633

Income taxes:
Current expense	13,774	9,862	31,706
Deferred (benefit) expense	(36,749)	27,985	102,493

	(22,975)	37,847	134,199

Net income	28,930	146,982	297,434
Less net loss attributable to the non-controlling interest	—	—	(167)

Net income attributable to ONLIC	$28,930	146,982	297,601

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Before tax		Tax (expense)/ benefit	After tax
2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

2012
Net income	$			146,982
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Unrecognized net periodic benefit cost		(1,740)	609	(1,131)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		230,258	(80,591)	149,667
Deferred acquisition costs		(77,350)	27,072	(50,278)
Future policy benefits and claims		(9,180)	3,213	(5,967)
Less:
Net gains on securities available-for-sale realized during the period		8,551	(2,993)	5,558

Total other comprehensive income		133,430	(46,704)	86,726

Total comprehensive income				$233,708

2011
Net income	$			297,434
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		1	—	1
Unrecognized net periodic benefit cost		(11,077)	3,877	(7,200)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		176,782	(61,901)	114,881
Deferred acquisition costs		(34,586)	12,105	(22,481)
Future policy benefits and claims		1,566	(548)	1,018
Less:
Net gains on securities available-for-sale realized during the period		25,439	(8,904)	16,535

Total other comprehensive income		107,247	(37,563)	69,684

Total comprehensive income				367,118
Less comprehensive income attributable to non-controlling interest				(84)

Total comprehensive income attributable to ONLIC				$367,202

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2010	$10,000	187,273	90,102	1,325,934	1,613,309	4,585	1,617,894
Change in non-controlling interest ownership	—	803	565	(565)	803	(4,501)	(3,698)
Dividends to stockholder	—	—	—	(108,000)	(108,000)	—	(108,000)
Comprehensive income:
Net income	—	—	—	297,601	297,601	(167)	297,434
Other comprehensive income	—	—	69,601	—	69,601	83	69,684

Total comprehensive income					367,202	(84)	367,118

Balance, December 31, 2011	10,000	188,076	160,268	1,514,970	1,873,314	—	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)	—	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982	—	146,982
Other comprehensive income	—	—	86,726	—	86,726	—	86,726

Total comprehensive income					233,708	—	233,708

Balance, December 31, 2012	10,000	188,076	246,994	1,536,952	1,982,022	—	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)	—	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930	—	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)	—	(133,167)

Balance, December 31, 2013	$10,000	288,076	84,897	1,525,882	1,908,855	—	1,908,855

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:
Net income	$28,930	146,982	297,434
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	3,891	1,272	1,136
Proceeds from sales of equity securities trading securities	—	—	768
Cost of fixed maturity trading securities acquired	—	—	(1,227)
Interest credited to policyholder account values	219,926	223,425	223,449
Universal life and investment-type product policy fees	(288,532)	(245,957)	(224,380)
Capitalization of deferred policy acquisition costs	(241,727)	(250,388)	(171,215)
Amortization of deferred policy acquisition costs	18,889	129,815	169,137
Amortization and depreciation	2,528	2,214	218
Net realized losses (gains) on investments and derivative instruments	35,348	29,582	(15,187)
Change in value of trading securities	453	27	(122)
Deferred federal income tax expense	(36,749)	27,985	102,493
(Increase) decrease in accrued investment income	(2,640)	43	(2,959)
Decrease (increase) in other assets	454,255	(128,573)	(564,135)
Increase in policyholder liabilities	199,774	204,247	327,514
Increase in policyholders’ dividend accumulations and other funds	3,831	1,751	3,848
Increase (decrease) in current federal income taxes	18,136	(7,552)	40,010
(Decrease) increase in other liabilities	(66,800)	87,674	51,355
Other, net	6,812	5,343	(878)

Net cash provided by operating activities	356,325	227,890	237,259

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	151,397	170,546	93,729
Proceeds from sale of fixed maturity available-for-sale securities	567,920	594,552	840,600
Proceeds from sale of available-for-sale equity securities	1,806	196	3
Proceeds from maturity of fixed maturity held-to-maturity securities	113,145	81,218	104,811
Proceeds from repayment of mortgage loans on real estate	207,241	155,415	117,587
Proceeds from sale of real estate		—	132
Cost of fixed maturity available-for-sale securities acquired	(1,113,403)	(1,104,036)	(923,135)
Cost of available-for-sale equity securities acquired	(14,253)	(21,952)	(3,258)
Cost of fixed maturity held-to-maturity securities acquired	(133,410)	(223,908)	(234,810)
Cost of mortgage loans on real estate acquired	(191,792)	(126,543)	(125,567)
Cost of real estate acquired	(20,834)	—	(153)
Derivative payments	(24,932)	(33,746)	(717)
Change in payables for securities lending collateral, net	(16,133)	(58,977)	(99,578)
Net decrease (increase) in short-term investments	(1,213)	31,964	162,545
Change in policy loans, net	(32,637)	(23,043)	(13,315)
Change in other invested assets, net	(468)	(362)	(4,263)

Net cash used in investing activities	(507,566)	(558,676)	(85,389)

Cash flows from financing activities:
Universal life and investment product account deposits	2,921,002	3,541,661	1,920,775
Universal life and investment product account withdrawals	(2,792,177)	(3,325,472)	(2,181,868)
(Repayment) issuance of notes payable	(1,065)	250,000	250,000
Dividends paid to parent	(105,000)	(100,000)	(68,000)
Dividends paid to parent	—	(50,000)	—

Net cash provided by (used in) financing activities	22,760	316,189	(79,093)

Net (decrease) increase in cash and cash equivalents	(128,481)	(14,597)	72,777
Cash and cash equivalents, beginning of year	560,904	575,501	502,724

Cash and cash equivalents, end of year	$432,423	560,904	575,501

Supplemental disclosures:
Income taxes (received) paid	$(3,845)	15,608	—
Interest paid on notes payable	38,574	32,605	19,675

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”). The Ohio National Life Insurance Company owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, and National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary. The Ohio National Life Insurance Company and ONFS are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates. Effective December 26, 2013, Kenwood Re, Inc. (“KENW”) was formed as a special purpose financial insurance company. All outstanding shares of KENW’s common stock are owned by ONLIC.

Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

On December 15, 2011, ONLIC and Security Mutual Life Insurance Company of New York (“SML”) entered into a stock purchase agreement for ONLIC to purchase the remaining shares of NSLAC from SML. ONLIC purchased 1,951 shares from SML, increasing ONLIC’s holdings in NSLAC from 80.5% to 100%. ONLIC issued a $4,500 surplus note to SML as payment for the additional shares of NSLAC. The fair value of the surplus note at issuance was $3,697 and the difference from the $4,500 surplus note was accounted for in Total Equity as an increase to Accumulated Other Comprehensive Income (Loss) and Retained Earnings of $565 and $238, respectively. See note 9.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (“Reorganization”) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (“Department”) and became effective on August 1, 1998 (“Effective Date”). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain 2011 amounts have been adjusted for the adoption of Accounting Standards Update (“ASU”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, adopted retrospectively on January 1, 2012. See note 2(o).

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers and derivative counterparties, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and impact the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity sales accounted for approximately 15% and 14% of total individual annuity reserves as of December 31, 2013 and 2012, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,368,617 and $1,736,419 as of December 31, 2013 and 2012, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from the issue of the rider. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of eight or ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60. When withdrawals start, the percentage of the guarantee that may be withdrawn varies based upon the age of the annuitant and, in some cases, is linked to the 10 year treasury rate. We will refer to the total of these five types as the G reserves. See note 2(g) for additional information on G reserves.

The Company derives revenues from asset fees and mortality and expense charges that are calculated as a percentage of Separate account assets. Thus, losses in the equity market could result in declines in Separate account assets and asset fee revenue. In addition, a decrease in Separate account assets may decrease our expectations of future profit margins due to a decrease in asset fee revenue, which may require us to accelerate the amortization of Deferred Policy Acquisition Costs (“DAC”).

Liquidity Risk There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would likely vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. ONLIC has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or those of our insurance subsidiaries. If our ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed and existing policyholders might cancel their policies or withdraw the cash values of their policies. These events, in turn, could have a material adverse effect on our net income and liquidity. The Company’s ratings are dependent upon us maintaining a strong Risk Based Capital (“RBC”). However, rating agencies do not always use the same methodologies for calculating RBC ratios as do the state regulators. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though our RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Information Technology Risk is the risk that our computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics or other events beyond our control. The failure of our computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect our profitability as well as negatively impact our reputation.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, deferred taxes, uncertain income tax positions and contingencies, valuation allowances for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(b)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, when valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities where independent pricing services do not provide a price, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing securitized investments with variable cash flows. As of December 31, 2013, 73.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 15.2% from the Company’s pricing matrices and 11.1% from other sources.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and if, based on current information and events, it is probable that the Company

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

New Market Tax Credits (which are LLC’s) are accounted for using the effective yield method and are included under other long-term investments on the balance sheet. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: 1) the current fair value of the security as compared to cost, 2) the length of time the fair value has been below cost, 3) the financial position of the issuer, including the current and future impact of any specific events, 4) any items specifically pledged to support the credit along with any other security interests or collateral, 5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of fair value in a reasonable period of time, 6) the business climate, 7) management changes at the issuer, 8) litigation and government actions, 9) monitoring late payments, 10) downgrades by rating agencies, 11) results per financial statements and key financial ratios, 12) revenue forecasts and cash flow projections as indicators of credit issues, and 13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive (loss) income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive (loss) income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive (loss) income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI are not included in the separate component of accumulated other comprehensive income.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include 1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, 2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, 3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and OTI, and 4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(c)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging. The Company does not enter into speculative positions. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments in the consolidated statements of income.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract in future policy benefits on the consolidated balance sheets. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims in the consolidated statements of income.

(d)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

As per note 2(o), the Company adopted the new guidance regarding DAC ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, retrospectively in 2012. The new guidance modifies the definition of the types of costs incurred by the Company that can be capitalized in the acquisition of new and renewal insurance contracts. As a result, the following costs shall be deferred as acquisition costs related directly to the successful acquisition of new or renewal insurance contracts: 1) incremental direct costs of contract acquisitions, 2) the portion of the employee’s total compensation (excluding any compensation that is deferred as a part of 1 above) and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract, 3) other costs related directly to the insurer’s acquisition activities in 2 above that would not have been incurred had the issuance of the contract not occurred, and 4) advertising costs that meet certain deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(b)).

The most significant assumptions that are involved in the estimation of future gross profits include future gross Separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross Separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds before deductions for policy charges. The Company assumes that the level of Separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net Separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(f)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income.

(g)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2013 and 2012, this reserve balance was $10,962 and $8,892, respectively.

The Company issues traditional variable annuity contracts through its Separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. Effective May 1, 2010, the Company discontinued offering the GMIB rider in virtually all states. NSLAC continued to sell the GMIB rider in the state of New York until August 8, 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GLWB Riders

The Company discontinued offering the GMIB rider during 2010 and began to offer a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59  1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (rolls up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits. Also offered is a joint life version of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life GLWB rider, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

These initial GLWB riders represented an embedded derivative in the variable annuity contract that was required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative was carried at fair value and reported in future policy benefits and claims. The fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. Only the first generation of GLWB riders, which is a closed block, is accounted for in this way.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the eighth or tenth anniversary, depending on the version of the rider, will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and Separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

2013	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

2012
GMDB	$781,354	14,312,075	15,093,429	301,363	14,731	64

GMIB	$124,487	8,710,632	8,835,119	—	10	64

GLWB	$181,770	3,835,406	4,017,176	—	—	62

GMAB/GMWB	$189,507	2,291,796	2,481,303	2,972	—	62

2011
GMDB	$723,429	10,997,730	11,721,159	500,548	12,114	65

GMIB	$143,072	7,935,879	8,078,951	—	—	64

GLWB	$88,585	1,466,264	1,554,849	—	—	62

GMAB/GMWB	$15,141	288,289	303,430	9,993	—	64

All Separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that Separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the Separate account for any of its variable annuity contracts during 2013 and 2012.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in Separate accounts as of December 31:

	2013	2012
Mutual funds:
Bond	$5,355,700	3,799,826
Equity	12,006,441	8,948,665
Money market	517,369	1,563,584

Total	$17,879,510	14,312,075

As of December 31, 2013, direct G reserves were $186,777, ceded G reserves were $359,346 and net G reserves were $(172,569). As of December 31, 2012, direct G reserves were $211,793, ceded G reserves were $661,688 and net G reserves were $(449,895).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2013	2012
GMDB	$21,278	18,499
GMIB	(196,169)	(477,788)
GMAB/GMWB	2,322	9,394

Total	$(172,569)	(449,895)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2012 to 2013, direct reserves decreased $10,627, offset by a decrease of $292,246 in reinsurance ceded reserves for a net increase in reserves of $281,619. The direct reserves were calculated using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 944, Financial Services (as described above) and the reinsurance ceded reserves were calculated using ASC 815, Derivatives. See note 5 for a reconciliation of the change in the reinsurance ceded reserve.

(h)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 8.8%, 8.3% and 7.9% of the Company’s ordinary life insurance in force as of December 31, 2013, 2012 and 2011, respectively. The liability for policyholders’ dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Each year the Company’s Board of Directors approves both the amount of distributable surplus and the dividend formulas by

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

which this distributable surplus is allocated to policyholders. The dividend formulas reflect the relative contribution of each participating policy to surplus and consider, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. Policyholders’ dividends incurred are recorded in provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

(i)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the consolidated life/non-life Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. NSLAC joined the consolidated return January 1, 2013.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(k)	Cash Equivalents

For purposes of the Consolidated Statements of Cash Flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using September 30 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The Company is permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether the Company needs to perform the quantitative two-step goodwill impairment test. Only if the Company determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The critical estimates necessary in determining fair value are projected earnings, expected level of cash flows, comparative market multiples, and the discount rate. The quantitative two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see notes 5 and 10).

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of this intangible asset and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization discussed in Note 1 contained an arrangement, known as a closed block (“the Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2013 and 2012, and for each of the years in the three-year period ended December 31, 2013 follows:

	2013	2012
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $345,834 and $350,909 as of December 31, 2013 and 2012, respectively)	$366,708	392,842
Fixed maturity securities held-to-maturity, at amortized cost	33,450	35,896
Mortgage loans on real estate, net	101,153	110,419
Policy loans	93,001	96,227
Short-term investments	13,389	2,246
Accrued investment income	5,090	5,317
Deferred policy acquisition costs	47,642	50,546
Reinsurance recoverable	598	2,127
Other assets	638	1,141

Total assets	$661,669	696,761

Closed Block liabilities:
Future policy benefits and claims	$626,573	638,627
Policyholders’ dividend accumulations	42,765	44,587
Other policyholder funds	27,999	40,091
Deferred federal income taxes	7,306	14,676
Other liabilities	1,719	2,060

Total liabilities	$706,362	740,041

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Closed Block revenues and expenses:
Traditional life insurance premiums	$28,310	29,926	31,620
Net investment income	41,710	39,467	42,370
Net realized gains on investments	(759)	268	140
Benefits and claims	(44,726)	(42,415)	(43,147)
Provision for policyholders’ dividends on participating policies	(15,514)	(17,464)	(16,879)
Amortization of deferred policy acquisition costs *	(2,915)	(2,981)	(4,555)
Other operating costs and expenses *	(2,591)	(2,582)	(3,551)

Income before federal income taxes	$3,515	4,219	5,998

*	2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

(o)	Recently Issued Accounting Pronouncements

In January, 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of operations as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

In July 2013, the FASB issued new guidance ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, prospectively for calendar years beginning after December 15, 2013. Early adoption is permitted. Under this guidance, an unrecognized tax benefit, or a portion of an

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The Company adopted this guidance on January 1, 2014, with no material impact to the consolidated financial statements at December 31, 2014.

In June 2013, the FASB issued new guidance ASU 2013-08, Financial Services-Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements, prospectively for calendar years beginning after December 15, 2013. Early adoption is not allowed. This guidance sets forth a new approach for determining whether a public or private company is an investment company. The ASU also clarifies the characteristics and sets measurement and disclosure requirements for an investment company. The Company adopted this guidance on January 1, 2014, with no material impact to the consolidated financial statements at December 31, 2014.

In February 2013, the FASB issued new guidance on the reclassification out of accumulated other comprehensive income (“AOCI”) ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, effective prospectively for calendar years beginning after December 15, 2012. The objective of this standard is to improve the transparency of reporting these reclassifications. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company adopted this guidance prospectively on January 1, 2013, with no impact to the consolidated financial statements as the guidance resulted in increased disclosures only. See note 4.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Assets for Impairment, effective for calendar years beginning after September 15, 2012. Early adoption was permitted. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The Company adopted this guidance on January 1, 2013, with no material impact to the consolidated financial statements.

In September 2011, the FASB issued new guidance on goodwill impairment testing ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption was permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012, with no material impact to the consolidated financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption was permitted. The guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB deferred the effective date for amendment to the presentation of reclassification adjustments (ASU 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendment to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05). The Company adopted this guidance in 2012 and elected two separate but consecutive statements, the consolidated statements of income and the consolidated statements of comprehensive (loss) income.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company adopted this guidance in 2012 with no material impact to the consolidated financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In October 2010, the FASB amended its guidance under FASB ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance is contained in ASU 2010-26 and requires certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. The Company adopted this guidance on a retrospective basis effective January 1, 2012.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to reflect the retrospective adoption of ASU 2010-26.

The following presents the December 31, 2011 consolidated statements of income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	As previously reported	Adjustment	As currently reported
Benefits and expenses:
Amortization of deferred policy acquisition costs	$191,036	(21,899)	169,137
Other operating costs and expenses	167,453	21,706	189,159
Income taxes:
Deferred expense	102,425	68	102,493
Net income	297,309	125	297,434
Net income attributable to ONLIC	297,476	125	297,601

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following presents the December 31, 2011 consolidated statement of comprehensive income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	Before tax	Tax (expense) / benefit	After tax
Deferred acquisition costs:
As previously reported	$(39,705)	13,897	(25,808)
Adjustment	5,119	(1,792)	3,327

As currently reported	$(34,586)	12,105	(22,481)

(p)	Adjustment of Prior Period Amounts

In 2011, $84,040 was reclassified from cash to other assets to conform to the current presentation. There was no impact to total assets, equity or income. As a result of this reclassification, the following items have been adjusted in the Consolidated Statements of Cash Flows for 2011.

	As previously reported	Adjustment	As currently reported
Cash flows from operating activities:
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in other assets	$(549,552)	(14,583)	(564,135)
Net cash provided by operating activities	251,842	(14,583)	237,259
Net (decrease) increase in cash and cash equivalents	87,360	(14,583)	72,777
Cash and cash equivalents, beginning of year	572,181	(69,457)	502,724
Cash and cash equivalents, end of year	659,541	(84,040)	575,501

(q)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2014 the date that the consolidated financial statements were available to be issued. See note 16.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT and KENW, filed with their respective insurance Departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. ONLIC does not have any permitted statutory accounting practices as of December 31, 2013 or 2012.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company’s Ohio domiciled life insurance subsidiary ONLAC, does not have any permitted statutory accounting practices as of December 31, 2013 or 2012. NSLAC, a New York domiciled company, and MONT, a Vermont domiciled company, do not have permitted statutory accounting practices as of December 31, 2013 or 2012.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont domiciled captive life insurance subsidiary, KENW, as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. Under NAIC statutory accounting principles, the value of the letter of credit and the stop loss agreement would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $16,470, $64,959 and $658 for the years ended December 31, 2013, 2012 and 2011, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $1,002,744 and $1,048,316, as of December 31, 2013 and 2012, respectively. The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: 1) the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred, 2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals, 3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost, 4) the asset valuation reserve and interest maintenance reserve are not recorded, 5) Separate account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate account assets, 6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost, 7) changes in deferred taxes are recognized in operations, 8) there is a presentation of other comprehensive (loss) income and comprehensive (loss) income, 9) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities (“VIE”), has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable, and 10) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(4)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the year ended December 31, 2013:

	Pensions and other post- retirement benefits	Foreign currency translation adjustment	Adjustment to:
			Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
Balance, December 31, 2012	$(19,388)	2,431	(6,561)	(108,440)	378,952	246,994
Other comprehensive (loss) income before reclassifications	6,712	(2,431)	5,726	56,514	(217,416)	(150,895)
Amounts reclassified from accumulated other comprehensive income	985	—	—	—	(12,187)	(11,202)

CY Change	7,697	(2,431)	5,726	56,514	(229,603)	(162,097)

Balance, December 31, 2013	$(11,691)	—	(835)	(51,926)	149,349	84,897

The following table shows the reclassifications out of accumulated other comprehensive (loss) income, net of taxes, for the year ended December 31:

Details about accumulated other comprehensive (loss) income	2013	Consolidated statement of operations location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$403	Other operating costs and expenses
Actuarial gains/(losses)	(1,919)	Other operating costs and expenses

	(1,516)	Loss before income taxes
	531	Income tax current benefit

	(985)	Net loss

Unrealized gains/(losses) on securities available -for-sale:
	18,749	Realized gains, excluding other-than-temporary impairment losses on securities

	(6,562)	Income tax current expense

	12,187	Net gain

Total reclassification for the year	$11,202	Total net gain

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company has no nonfinancial assets being used in a manner that differs from their highest and best use.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, Separate account assets and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain mortgage-backed securities, certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt and certain derivatives, including embedded derivatives associated with living benefit contracts.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,019	75,709	—	91,728
Obligations of states and political subdivisions	—	657,047	—	657,047
Debt securities issued by foreign governments	—	1,018	—	1,018
Corporate	—	3,992,841	22,097	4,014,938
Asset-backed	—	488,305	83,292	571,597
Mortgage-backed	—	1,030,805	86	1,030,891
Equity securities	712	66,731	—	67,443
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other long-term investments:
Derivative assets:
Currency futures	310	—	—	310
Equity put options	—	2,822	—	2,822
Short-term investments securities lending collateral	—	197,502	—	197,502
Short-term investments	38,394	—	—	38,394
Other assets:
Cash	213,421	21,500	—	234,921
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	291,694	291,694
GLWB reinsurance contracts	—	—	12,064	12,064
GMAB reinsurance contracts	—	—	20,198	20,198
Assets held in separate accounts	18,962,216	—	—	18,962,216

Total assets	$19,231,072	6,543,647	429,431	26,204,150

Liabilities
GMAB/GMWB embedded derivatives	$—	—	22,520	22,520
GLWB embedded derivatives	—	—	12,064	12,064
Derivative liabilities:
Equity futures	13,389	—	—	13,389
Currency futures	615	—	—	615

Total liabilities	$14,004	—	34,584	48,588

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	105,193	—	105,193
Obligations of states and political subdivisions	—	529,468	—	529,468
Debt securities issued by foreign governments	—	4,112	—	4,112
Corporate	—	4,204,944	32,088	4,237,032
Asset-backed	—	468,721	124,027	592,748
Mortgage-backed	—	1,019,168	2,679	1,021,847
Equity securities	508	59,805	—	60,313
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	323	—	323
Corporate	—	10,726	—	10,726
Asset-backed	—	1,079	—	1,079
Mortgage-backed	—	376	—	376
Other long-term investments:
Derivative assets:
Equity futures	5,454	—	—	5,454
Currency futures	2,049	—	—	2,049
Equity put options	—	8,054	—	8,054
Short-term investments securities lending collateral	—	213,635	—	213,635
Short-term investments	37,181	—	—	37,181
Other assets:
Cash	109,069	238,200	—	347,269
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	584,643	584,643
GLWB reinsurance contracts	—	—	37,889	37,889
GLAB reinsurance contracts	—	—	4,689	4,689
Assets held in separate accounts	15,252,914	—	—	15,252,914

Total assets	$15,407,175	6,863,804	786,015	23,056,994

Liabilities
GMAB/GMWB embedded derivatives	$—	—	14,083	14,083
GLWB embedded derivatives	—	—	37,889	37,889
Derivative liabilities:
Equity futures	9,852	—	—	9,852
Currency futures	4,643	—	—	4,643

Total liabilities	$14,495	—	51,972	66,467

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables:

Cash – Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(k). The Company classifies the fair values of investments held in repurchase agreements as Level 2 as these fair values are often based on observable inputs but not actively traded.

Short-term investments – Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed maturity and equity securities – As discussed in note 2(b), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3. A portion of the equity securities held by the Company are exchange traded and the fair value is based on an active market quotation. The Company has classified the fair values of these exchange traded equities as Level 1.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

As discussed in note 2(b), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

Derivative instruments – As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB, GLWB, and GMAB reinsurance and GMAB, GMWB and GLWB embedded derivatives – The fair value of the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for non-observable market inputs. The counterparty’s credit adjustment is determined by taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the non-capital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB, GLWB, and GMAB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate account assets – Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the Separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments			Reinsurance recoverable
	Corporate	Asset - backed	Mortgage - backed	GMIB reinsurance	GMAB reinsurance	GLWB reinsurance	Total assets
Assets
December 31, 2011	$17,861	106,121	100	515,829	—	66,927	706,838

Net investment gains/(losses):
In earnings (realized and unrealized)[1]	(14)	(557)	165	68,814	4,689	(29,038)	44,059
Unrealized in OCI[2]	763	1,049	48	—	—	—	1,860

Purchases	—	31,896	2,781	—	—	—	34,677
Settlements	(3,994)	(16,849)	(415)	—	—	—	(21,258)
Transfers into Level 3	17,472	2,367	—	—	—	—	19,839

December 31, 2012	32,088	124,027	2,679	584,643	4,689	37,889	786,015
Net investment gains/(losses):
In earnings (realized and unrealized)[1]	(769)	(368)	42	(292,949)	15,509	(25,825)	(304,360)
Unrealized in OCI[2]	157	1,223	(10)	—	—	—	1,370
Purchases	4,245	3,374	—	—	—	—	7,619
Settlements	(8,100)	(22,163)	(42)	—	—	—	(30,305)
Transfers into Level 3	7,599	—	—	—	—	—	7,599
Transfers out of Level 3	(13,123)	(22,801)	(2,583)	—	—	—	(38,507)

December 31, 2013	$22,097	83,292	86	291,694	20,198	12,064	429,431

Change in unrealized gains/(losses):
Still held at December 31:
2012	$(13)	270	422	68,814	4,689	(29,038)	45,144

2013	$(276)	(373)	42	(292,949)	15,509	(25,825)	(303,872)

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Future policy benefits and claims
	GLWB embedded derivatives	GMAB/ GMWB embedded derivatives	Total liabilities
Liabilities
December 31, 2011	$(66,927)	(16,041)	(82,968)
Net investment gains/(losses):
In earnings (realized and unrealized)[1]	29,038	1,958	30,996

December 31, 2012	(37,889)	(14,083)	(51,972)

Net investment gains/(losses):
In earnings (realized and unrealized)[1]	25,825	(8,437)	17,388

December 31, 2013	$(12,064)	(22,520)	(34,584)

Change in unrealized gains/(losses):
Still held at December 31:
2012	$29,038	1,958	30,996

2013	$25,825	(8,437)	17,388

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 are excluded from below due to limitations in being able to obtain the underlying inputs used from broker quotes.

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$70,822	Market pricing	Market prices	12-109	96	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	291,694	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.0%	*	Decrease
			dur 11+	9.7% - 15.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.47% - 0.83%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GMAB reinsurance contract	20,198	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB reinsurance contract	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Liabilities
GMAB/GMWB embedded derivatives	$22,520	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$79,796	Matrix pricing	Spread over Treasury yields	488 bps	488 bps	Decrease
		Market pricing	Market prices	1-110	97	Increase
		Discounted cash	Default rates	5%	5%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	584,643	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.6%	*	Decrease
			dur 11+	9.5% - 18.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.69% - 0.94%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GMAB reinsurance contract	4,689	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GLWB reinsurance contract	37,889	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2012
Liabilities
GMAB/GMWB embedded derivatives	$14,083	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GLWB embedded derivatives	37,889	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Valuation Process for Fair Value Measurements Categorized within Level 3

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes. For our embedded derivatives and reinsurance contract, the valuations are reviewed and actuarial assumptions are reviewed at least annually by the Company and updated based on historical experience along with any market observable data or industry studies.

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
2013
Assets
Securities available-for-sale:
Fixed maturity securities:
US Treasury securities	$—	—	16,019	—	—	—
Corporate	—	—	—	7,599	—	13,123
Asset-backed	—	—	—	—	—	22,801
Mortgage-backed	—	—	—	—	—	2,583
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	17,472	—	—
Asset-backed	—	—	—	2,367	—	—
Equity securities	—	—	508	—	—	—

During the year ended December 31, 2013, we transferred investments totaling $7,599 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred investments totaling $38,507 out of level 3 into level 2 as a result of the availability of observable pricing inputs for these securities. The Company transferred $16,019 of U.S. Treasury securities from Level 2 to Level 1 during 2013.

During the year ended December 31, 2012, we transferred investments totaling $19,839 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred $508 of exchange traded equities from Level 2 to Level 1 during 2012.

Fair Value Measurement on a Nonrecurring Basis

In 2013, the Company impaired three fixed maturity held-to-maturity securities and two mortgage loans on real estate and measured the securities and loans at fair value. In 2012, the Company impaired two fixed maturity held-to-maturity securities and measured the securities at fair value. The Company uses the same

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. These values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2013
Assets
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,940	1,940	893
Mortgage loans on real estate, net	—	—	3,195	3,195	2,037

Total assets	$—	—	5,135	5,135	2,930

2012
Assets
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	723	723	(2,197)

Total assets	$—	—	723	723	(2,197)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2013
Assets:
Fixed maturity held-to-maturity securities	$1,123,720	1,185,490	—	1,165,709	19,781
Mortgage loans on real estate	1,233,958	1,239,729	—	—	1,239,729
Policy loans	389,425	458,149	—	—	458,149
Liabilities:
Investment contracts	3,141,038	3,297,204	—	3,297,204	—
Policyholders’ dividend accumulations and other policyholder funds	108,888	108,888	108,888	—	—
Notes payable	309,317	324,337	—	324,337	—
2012
Assets:
Fixed maturity held-to-maturity securities	$1,105,464	1,216,493	—	1,199,708	16,785
Mortgage loans on real estate	1,251,518	1,268,330	—		1,268,330
Policy loans	356,788	435,055	—	—	435,055
Liabilities:
Investment contracts	3,065,714	3,518,187	—	3,518,187	—
Policyholders’ dividend accumulations and other policyholder funds	118,745	118,745	118,745	—	—
Notes payable	559,241	606,340	—	606,340	—

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally determined from an internal pricing matrix using credit spreads over Treasury yields. The Company has classified these fair values as Level 2 and Level 3 using the same valuation methodologies noted for fixed maturity securities above.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since certain significant inputs such as credit rating are internal. The Company also has mortgage loans that are valued based on market observable quotes that we have classified as Level 2.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The Company has classified these fair values as Level 2 since the inputs are market observable.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value. The Company has classified these amounts as Level 1 since these amounts can be converted to cash by the policyholder.

Notes payable – The fair value of notes payable is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The Company has classified the fair value as Level 2 since the valuation inputs are based on market observable information.

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2013	2012	2011
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$314,633	318,081	327,251
Equity securities	3,339	1,941	1,517
Fixed maturity trading securities	480	583	595
Fixed maturity held-to-maturity securities	71,367	63,675	58,334
Mortgage loans on real estate	79,763	84,874	85,581
Real estate	588	475	475
Policy loans	18,804	19,643	18,712
Short-term investments	1,315	2,459	3,121
Other long-term investments	2,351	24	264

Total gross investment income	492,640	491,755	495,850
Interest expense	(38,649)	(32,740)	(19,711)
Other investment expenses	(7,485)	(8,888)	(9,605)

Net investment income	$446,506	450,127	466,534

	Realized gains (losses) on investments
	2013	2012	2011
Securities available-for-sale:
Fixed maturity securities	$(2,760)	3,396	27,055
Equity securities	1,713	(210)	(540)
Fixed maturity held-to-maturity securities	(871)	(1,511)	(6,069)
Mortgage loans on real estate	(109)	(2,205)	(1,638)
Derivative instruments	(31,425)	(29,224)	(7,076)
Real estate	—	—	(21)
Short-term	—	—	(3)

Total realized (loses) gains on investments	(33,452)	(29,754)	11,708
Change in valuation allowances for mortgage loans on real estate	(1,896)	172	3,479

Net realized (losses) gains on investments	$(35,348)	(29,582)	15,187

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $6,565, $8,733 and $12,820 for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, fixed maturity securities with a carrying value of $245,213, which had a cumulative write-down of $65,068 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

2012
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

2011
Corporate	$13,794	1,949	11,845
Asset-backed	149	(41)	190
Mortgage-backed	2,944	2,159	785

Total other-than-temporary impairment losses	$16,887	4,067	12,820

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2013	2012	2011
Cumulative credit loss, beginning of year	$60,040	57,728	62,157
New credit losses	4,491	3,900	13,415
Change in credit losses on securities included in the beginning balance	2,074	4,833	(595)

Subtotal	66,605	66,461	74,977
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	1,537	6,421	17,249

Cumulative credit loss, end of year	$65,068	60,040	57,728

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities as of December 31:

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,445	7,326	(1,043)	91,728	—
Obligations of states and political subdivisions	681,919	8,357	(33,229)	657,047	—
Debt securities issued by foreign governments	999	19	—	1,018	—
Corporate	3,758,904	294,748	(38,714)	4,014,938	(176)
Asset-backed	558,397	15,977	(2,777)	571,597	(21,299)
Mortgage-backed	1,032,481	27,568	(29,158)	1,030,891	(30,950)

Total fixed maturity securities	$6,118,145	353,995	(104,921)	6,367,219	(52,425)

Equity securities	$71,809	3,154	(7,520)	67,443	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,517	696	—	10,213	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,111,408	71,448	(10,776)	1,172,080	—
Asset-backed	—	—	—	—	—

Total held-to-maturity	$1,123,720	72,546	(10,776)	1,185,490	—

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,969	15,334	(110)	105,193	—
Obligations of states and political subdivisions	495,075	34,898	(505)	529,468	—
Debt securities issued by foreign governments	3,998	114	—	4,112	—
Corporate	3,732,814	511,238	(7,020)	4,237,032	(1)
Asset-backed	576,054	22,069	(5,375)	592,748	(21,666)
Mortgage-backed	976,248	51,711	(6,112)	1,021,847	(35,731)

Total fixed maturity securities	$5,874,158	635,364	(19,122)	6,490,400	(57,398)

Equity securities	$57,556	3,335	(578)	60,313	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	22	—	323	—
Corporate	9,839	887	—	10,726	—
Asset-backed	1,040	39	—	1,079	—
Mortgage-backed	365	11	—	376	—

Total fixed maturity securities	$11,545	959	—	12,504	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,125	1,322	—	11,447	—
Obligations of states and political subdivisions	1,875	560	—	2,435	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,092,459	111,744	(2,597)	1,201,606	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$1,105,464	113,626	(2,597)	1,216,493	(90)

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2013	2012
Net unrealized gains, before adjustments and taxes	$244,708	618,999
Less:
Unrealized gains related to Closed Block	20,874	41,933
Adjustment to future policy benefits and claims	1,285	10,094
Adjustment to deferred policy acquisition costs	79,886	166,830
Deferred federal income tax provision	50,662	140,779

Net unrealized gains	$92,001	259,363

An analysis of the change in net unrealized gains, before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2013	2012	2011
Securities available-for-sale:
Fixed maturity securities	$(367,168)	235,403	159,418
Equity securities	(7,123)	201	(127)

Change in net unrealized gains	$(374,291)	235,604	159,291

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2013.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$292,258	300,777	3,648	3,713	34,511	35,362
Due after one year through five years	1,736,459	1,863,066	3,990	4,258	246,668	269,702
Due after five years through ten years	2,099,542	2,163,530	1,049	1,211	615,658	647,127
Due after ten years	1,989,886	2,039,846	174	185	226,883	233,299

Total	$6,118,145	6,367,219	8,861	9,367	1,123,720	1,185,490

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2013
U.S. Treasury securities and obligations of U.S. government	$19,025	(1,043)	—	—	19,025	(1,043)
Obligations of states and political subdivisions	389,454	(32,817)	2,088	(412)	391,542	(33,229)
Corporate	1,014,752	(44,413)	48,049	(5,077)	1,062,801	(49,490)
Asset-backed	124,623	(1,515)	30,743	(1,263)	155,366	(2,778)
Mortgage-backed	418,625	(22,225)	76,317	(6,933)	494,942	(29,158)

Total fixed maturity securities	1,966,479	(102,013)	157,197	(13,685)	2,123,676	(115,698)
Equity securities	28,903	(7,107)	710	(413)	29,613	(7,520)

Total	$1,995,382	(109,120)	157,907	(14,098)	2,153,289	(123,218)

2012
U.S. Treasury securities and obligations of U.S. government	$4,568	(110)	—	—	4,568	(110)
Obligations of states and political subdivisions	41,792	(505)	—	—	41,792	(505)
Corporate	118,792	(5,599)	78,883	(4,018)	197,675	(9,617)
Asset-backed	33,835	(496)	76,711	(4,879)	110,546	(5,375)
Mortgage-backed	73,473	(1,617)	82,148	(4,495)	155,621	(6,112)

Total fixed maturity securities	272,460	(8,327)	237,742	(13,392)	510,202	(21,719)
Equity securities	4,968	(32)	3,588	(546)	8,556	(578)

Total	$277,428	(8,359)	241,330	(13,938)	518,758	(22,297)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(b), the Company regularly reviews its investment holdings for OTI. The Company has concluded securities in an unrealized loss position as of December, 31 2013 and 2012 were not OTI due to the Company’s ability and intent to hold the investments until recovery of fair value or amortized cost and for equities, anticipate a forecasted recovery in a reasonable period of time. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

Unrealized losses	Less than 12 months	12 months or longer	Total
2013
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(1,043)	—	(1,043)
Obligations of states and political subdivisions	(30,920)	(311)	(31,231)
Corporate	(44,143)	(4,826)	(48,969)
Asset-backed	(1,168)	(1,143)	(2,311)
Mortgage-backed	(22,225)	(6,105)	(28,330)
Below 80%
Obligations of states and political subdivisions	(1,897)	(101)	(1,998)
Corporate	(270)	(251)	(521)
Asset-backed	(347)	(120)	(467)
Mortgage-backed	—	(828)	(828)

Total	$(102,013)	(13,685)	(115,698)

2012
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(110)	—	(110)
Obligations of states and political subdivisions	(505)	—	(505)
Corporate	(3,754)	(2,559)	(6,313)
Asset-backed	(404)	(4,879)	(5,283)
Mortgage-backed	(1,589)	(2,597)	(4,186)
Below 80%
Corporate	(1,845)	(1,459)	(3,304)
Asset-backed	(92)	—	(92)
Mortgage-backed	(28)	(1,898)	(1,926)

Total	$(8,327)	(13,392)	(21,719)

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of OTI. Unrealized losses increased from December 31, 2012 to December 31, 2013 due to increasing U.S. Treasury yields and related spreads.

For Corporate securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost basis of each security.

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent OTI as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities and for equities, anticipate a forecasted recovery in a reasonable period of time.

The following table summarizes fixed maturity securities available-for-sale activity:

	2013	2012	2011
Proceeds from the sale and maturity	$656,172	688,292	916,191

Gross realized gains on the sale and maturity	$9,869	5,877	34,674

Gross realized losses on the sale and maturity	$(9,325)	(401)	(1,438)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2013, 2012 or 2011.

Investments with a fair value of $16,130 and $13,889 as of December 31, 2013 and 2012, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 and $72 in 2013 and 2012, respectively, with no valuation allowance recorded in 2013 and 2012.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2013 and 2012, the Company received $197,502 and $213,635, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company had loaned securities with a fair value of $184,044 and $184,563, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale.

The components of other long-term investments were as follows as of December 31:

	2013	2012
Venture capital partnerships	$8,363	9,139
Derivative instruments	3,132	15,557
Receivable for securities	1,325	724

Total	$12,820	25,420

The Company invests in fixed maturity securities that could qualify as VIE’s, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(c)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re (“SYRE”), an affiliated reinsurance company which is 100% owned by ONFS, which resulted in the amended reinsurance agreement not meeting the definition of a derivative and will be accounted for as reinsurance and thus no longer recorded at fair value. The Company also entered into a 100% coinsurance arrangement with SYRE to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative for the GLWB riders issued from May 1, 2010 through December 31, 2010 (see note 2(g)).

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(g)).

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2013	2012
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives
Currency futures	Other long-term investments	$310	5,454
Equity futures	Other long-term investments	—	2,049
Equity put options	Other long-term investments	2,822	8,054
GMIB reinsurance contracts	Reinsurance recoverable	291,694	584,643
GMAB reinsurance contracts	Reinsurance recoverable	20,198	4,689
GLWB reinsurance contracts	Reinsurance recoverable	12,064	37,889

Total		$327,088	642,778

Liability derivatives
GLWB embedded derivatives	Future policy benefits and claims	$12,064	37,889
GMAB and GMWB embedded derivatives	Future policy benefits and claims	22,520	14,083
Currency futures	Other liabilities	13,389	9,852
Equity futures	Other liabilities	615	4,643

Total		$48,588	66,467

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2013	2012	2011
Interest rate futures	Net realized gains (losses): derivative instruments	$1,657	—	—
Currency futures[1]	Net realized gains (losses): derivative instruments	(29,161)	(23,790)	3,447
Equity futures[1]	Net realized gains (losses): derivative instruments	1,312	(2,031)	(11,308)
Equity put options	Net realized gains (losses): derivative instruments	(5,233)	(3,403)	785
GMIB reinsurance contracts	Benefits and claims	(292,949)	68,814	320,469
GMAB reinsurance contracts	Benefits and claims	15,509	4,689	—
GMAB and GMWB embedded derivatives	Benefits and claims	(8,437)	1,958	(10,931)
GLWB reinsurance contracts	Benefits and claims	(25,825)	(29,038)	75,753
GLWB embedded derivatives	Benefits and claims	25,825	29,038	(75,753)

Total		$(318,959)	46,237	302,462

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 17).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (SYRE and a non-affiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2013, a non-affiliated reinsurer and SYRE held assets in trust with a fair value of $437,187 and $4,729, respectively, and a letter of credit of $271,501 and $65,000, respectively. As of December 31, 2012, a non-affiliated reinsurer and SYRE held assets in trust with a fair value of $601,519 and $4,729, respectively, and a letter of credit of $189,500 and $170,000, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 77% and 77% of the total liability for future policy benefits as of December 31, 2013 and 2012, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.7%, 3.8% and 4.0% for the years ended December 31, 2013, 2012 and 2011, respectively. Approximately 48% and 51%, as of December 31, 2013 and 2012, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

In June 2012, ONLIC issued $250,000, 6.875% surplus notes to unrelated parties, due June 15, 2042. Concurrent with the issuance of these notes, the remaining $145,000 of the senior notes issued in March 2003 were retired and the Company recognized a loss of $6,251.

In December 2011, ONLIC issued a $4,500, 5% surplus note to SML, as payment for the purchase of the additional shares of NSLAC (see note 1). This note matures on December 15, 2031.

In April 2011, MONT issued a $250,000, 6.625% surplus note to ONFS. This note matures on May 1, 2031. MONT paid off this note in December 2013, with securities of $243,421, other assets of $2,454, $1,065 in cash and a payable of $3,060.

In April 2007, ONLIC issued a $6,000, 5.8% surplus note. This note matures on April 1, 2027.

In September 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. ONLIC paid off this note in June, 2012.

In May 1996, ONLIC issued $50,000, 8.5% surplus notes due May 15, 2026.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Total interest expense was $38,649, $32,740 and $19,711 for the years ended December 31, 2013, 2012 and 2011, respectively. Included in total interest expense were amounts paid to ONFS of $16,563, $18,281 and $3,750 for 2013, 2012 and 2011, respectively. Total interest expense is included in investment expenses as a component of net investment income.

(10)	Goodwill and Intangible Assets

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC by SMON Holdings, Inc. (“SMON”) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2013	2012
Goodwill	$560	560
Unamortizable intangible assets, insurance licenses	195	195

Total	$755	755

Goodwill is tested annually for impairment (see note 2(l)). Based upon goodwill impairment testing for the years ended December 31, 2013, 2012 and 2011, respectively, no impairment was deemed necessary.

(11)	Income Taxes

The provision for income taxes is as follows:

	2013	2012	2011
Current expense	$13,774	9,862	31,706
Deferred expense *	(36,749)	27,985	102,493

Provision for income taxes	$(22,975)	37,847	134,199

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2013	2012	2011
Pre-tax income times U.S. enacted tax rate *	$2,084	64,690	151,072
Tax-preferred investment income	(23,092)	(20,790)	(16,337)
Transfer Pricing	(2,676)	(6,680)	—
Other, net	709	627	(536)

Provision for income taxes *	$(22,975)	37,847	134,199

Effective tax rate	-385.8%	20.5%	31.1%

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The Internal Revenue Service (“IRS”) completed the review of tax return years 2003 through 2010. The Company and IRS Appeals reached an agreement for tax return years 2003 through 2007 with no additional taxes due. No controversial issues were raised for tax return years 2009 and 2010. IRS Appeals is considering an issue raised for the 2008 tax return year concerning the computation of the Dividends Received Deduction on Separate account (“SA DRD”) assets held in connection with variable annuity and life contracts. The SA DRD issue was not raised in any other tax return years. During 2013, 2012 and 2011 tax return years, the Company recognized an income tax benefit of $16,156, $11,918 and $9,520, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. All taxes have been settled with the IRS. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. Interest refunds of $1,010 for the settled tax return years noted above were recorded in 2013. No amounts were recorded for 2012 through 2011.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2013	2012
Deferred tax assets:
Pension and benefit obligations	$14,328	16,157
Future policy benefits	847,102	785,818
Mortgage loans on real estate	987	998
Net operating loss carryforwards	—	4,742
Capital loss carryforward	—	12,756
Other	13,967	9,222

Total gross deferred tax assets	876,384	829,693
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	876,384	829,693

Deferred tax liabilities:
Deferred policy acquisition costs	330,644	225,930
Fixed maturity securities available-for-sale	66,699	208,576
Fixed assets	1,250	1,004
Reinsurance recoverable	771,625	821,918
Other	13,889	10,014

Total gross deferred tax liabilities	1,184,107	1,267,442

Net deferred tax liability	$307,723	437,749

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

The Company has life subgroup capital loss carryforwards of $0 and $35,809 as of December 31, 2013 and 2012, respectively. All capital loss carryforwards have been fully utilized prior to expiration.

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company included NSLAC in the consolidated life/non-life Federal income tax return for the first time for the period ending December 31, 2013. All NSLAC net operating losses and net capital loss carryovers were absorbed by the consolidated life/non-life group in 2013. The change in the valuation allowance for the periods ending December 31, 2013, 2012 and 2011 was $0.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $24,668 and $31,826 as of December 31, 2013 and 2012, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2013	2012
Commercial mortgage loans	$1,239,490	1,255,154
Valuation allowance	5,532	3,636

Net carrying value	$1,233,958	1,251,518

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 13% as of December 31, 2013 and 2012.

At December 31, 2013, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $152,575 and $129,882, respectively. At December 31, 2012, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $137,943 and $125,615, respectively.

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2013, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2013
0% - 50%	$148,719	46,766	143,034	210,310	65,704	24,548	639,081
50% - 60%	37,039	27,492	101,994	139,924	51,798	9,834	368,081
60% - 70%	10,341	11,933	49,442	60,295	42,077	6,329	180,417
70% - 80%	4,514	1,695	29,174	888	3,322	—	39,593
80% and greater	—	—	6,786	—	—	—	6,786

Total	$200,613	87,886	330,430	411,417	162,901	40,711	1,233,958

2012
0% - 50%	$143,115	65,906	88,501	223,365	67,658	4,509	593,054
50% - 60%	44,158	36,250	104,341	155,881	61,872	8,528	411,030
60% - 70%	16,353	13,749	64,624	74,212	47,894	7,149	223,981
70% - 80%	4,621	—	—	8,924	9,908	—	23,453
80% and greater	—	—	—	—	—	—	—

Total	$208,247	115,905	257,466	462,382	187,332	20,186	1,251,518

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

A rollforward of our valuation allowance is as follows:

	2013	2012
Beginning balance	$3,636	3,808
Provision	2,007	(172)
Charge-offs	(111)	—

Ending balance	$5,532	3,636

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment) as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2013	$619	—	4,241	4,860	1,229,098	1,233,958	—

2012	$—	—	—	—	1,251,518	1,251,518	—

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Performance, Impairment and Foreclosures

As of December 31, 2013 and 2012, the Company had mortgage loans totaling $6,741 and $0, respectively, which were in the process of foreclosure. Mortgage loan write-downs were $2,149, $2,206 and $1,638, during 2013, 2012 and 2011, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

As of December 31, 2013 and 2012, the Company had mortgage loans with carrying values of $4,241 and $0, respectively, that were on non-accrual status.

The Company did not have any significant troubled debt restructurings of mortgage loans during 2013 or 2012.

The recorded investment in an unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2013
With an allowance recorded:
Commercial mortgages	$4,527	7,195	(2,668)	2,264	325

The Company sold certain mortgage loans to ONFS with a book value of $1,800 and $3,750 in 2013 and 2012, respectively.

The Company has a mortgage loan receivable from ONFS of $26,700 and $22,233 as of December 31, 2013 and 2012, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2013 and 2012.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2013 and 2012.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2013 and 2012.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2013 and 2012.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2013	2012	2013	2012
Change in benefit obligation:
Projected benefit obligation at beginning of year	$72,170	66,613	4,983	5,065
Service cost	2,137	1,965	46	56
Interest cost	3,308	3,390	199	242
Amendments	—	—	(832)	—
Actuarial loss (gain)	(3,061)	4,956	457	20
Benefits paid*	(5,901)	(4,754)	(265)	(400)

Projected benefit obligation at end of year	$68,653	72,170	4,588	4,983

Accumulated benefit obligation	$55,122	60,543

Change in plan assets:
Fair value of plan assets at beginning of year	$51,922	51,311	—	—
Actual return on plan assets	10,062	5,096	—	—
Benefits and expenses paid	(5,314)	(4,485)	—	—

Fair value of plan assets at end of year	$56,670	51,922	—	—

Funded status	$(11,983)	(20,248)	(4,588)	(4,983)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

73	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2013
Projected benefit obligation	$59,335	9,318	68,653
Fair value of plan assets	56,670	—	56,670

Funded Status	(2,665)	(9,318)	(11,983)

2012
Projected benefit obligation	$62,573	9,597	72,170
Fair value of plan assets	51,922	—	51,922

Funded status	$(10,651)	(9,597)	(20,248)

	Pension benefits		Other benefits
	2013	2012	2013	2012
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(11,983)	(20,248)	(4,588)	(4,983)

	Pension benefits			Other benefits
	2013	2012	2011	2013	2012	2011
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss	$(12,333)	775	10,306	975	418	225
Prior service cost	—	—	—	(429)	546	547

Total	$(12,333)	775	10,306	546	964	772

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Pension benefits		Other benefits
	2013	2012	2013	2012
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$19,842	32,175	(883)	(1,858)
Prior service credit	—	—	(972)	(543)

Total	$19,842	32,175	(1,855)	(2,401)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2014 are $1,329 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2014 are $131 and $332, respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$2,137	1,965	1,714
Interest cost	3,308	3,390	3,649
Expected return on plan assets	(3,229)	(3,205)	(2,954)
Amortization of net loss	2,438	2,291	1,387

Net periodic benefit cost	$4,654	4,441	3,796

	Other benefits
	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$46	56	50
Interest cost	199	242	292
Amortization of prior service cost	(403)	(546)	(547)
Amortization of net gain	(519)	(282)	(320)

Net periodic benefit cost	$(677)	(530)	(525)

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2013	2012
Projected benefit obligation	$9,318	72,170
Accumulated benefit obligation	7,992	60,543
Fair value of plan assets	—	51,922

(f)	Assumptions

	Pension benefits		Other benefits
	2013	2012	2013	2012
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.60%	5.10%	4.35%	4.85%
Expected long-term return on plan assets	6.50%	6.50%	—	—
Rate of compensation increase	3.25%	3.20%	—	—
Healthcare cost trend rate assumed for next year	—	—	1.30%	2.85%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.95%	1.70%
Year that the rate reaches the ultimate trend rate	—	—	2014	2013
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.30%	4.60%	5.05%	4.35%
Rate of compensation increase	3.75%	3.25%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2013 service cost and interest cost	$30	(16)
Effect on 2013 other post-retirement benefit obligation	500	(420)

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

2013	Level 1	Level 2	Level 3	Total
Bond funds	$14,124	—	—	14,124
Equity funds	42,546	—	—	42,546

Total assets	$56,670	—	—	56,670

2012
Bond funds	$241	—	—	241
Equity funds	51,681	—	—	51,681

Total assets	$51,922	—	—	51,922

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in note 5.

The Company’s Other Post-Retirement Benefit plans were unfunded at December 31, 2013 and 2012.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in a group variable annuity contract issued by ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2013	2012
Equity securities	75%	66%
Debt securities	25	34

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2013 plan year. No contribution to the qualified pension plan is expected for the 2014 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2014	$8,562	201
2015	6,298	214
2016	3,558	226
2017	5,608	244
2018	5,516	252
2019-2023	30,263	1,376

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2013, 2012 and 2011 were $6,024, $5,928 and $4,365, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,912, $2,131 and $1,496 in 2013, 2012 and 2011, respectively.

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory RBC and Dividend Restrictions

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2013, ONLIC, ONLAC, NSLAC, MONT and KENW exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2013, the Company’s total adjusted capital and company action level RBC was $1,079,599 and $173,756, respectively, providing an RBC ratio of 621%. Additionally, as of December 31, 2013, the Company’s authorized control level RBC was $86,878.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $100,000 may be paid by ONLIC to ONFS in 2014 without prior approval. Dividends of $40,000, $125,000 and $108,000 were declared by ONLIC to ONFS in 2013, 2012 and 2011, respectively, and dividends paid were $105,000, $100,000 and $68,000 in 2013, 2012 and 2011, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $31,000 may be paid by ONLAC to ONLIC in 2014 without prior approval. ONLAC paid dividends to ONLIC of $31,000, $34,000 and $24,640 in 2013, 2012 and 2011, respectively.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2014 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2013, 2012 and 2011.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2013, 2012 and 2011.

(15)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 and $170,000 as of December 31, 2013 and 2012 respectively, through its parent ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2013 or 2012.

Total interest and fees paid on these lines of credit were $0, $166 and $614 in 2013, 2012 and 2011, respectively. There was no borrowing outstanding on this facility as of December 31, 2013 or 2012.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,188, $3,584 and $3,742 during 2013, 2012 and 2011, respectively. The lease on the home office building constitutes 96.4% of the $21,099 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2013 are:

	Operating	Capital
2014	$2,794	89
2015	2,794	89
2016	2,787	89
2017	2,784	67
2018	2,725	—
After 2018	7,215	—

Total minimum lease payments	$21,099	334

Less interest on capital leases		(45)

Liability for capitalized leases		$289

80	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 18% and 34% of gross earned life and accident and health premiums during 2013, 2012 and 2011, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $470,666 and $520,918 as of December 31, 2013 and 2012, respectively.

The Company reinsures variable annuity-related risks to SYRE. The reinsurance agreements cover living benefits and death benefits sold only with or as a part of such living benefit riders.

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

81	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(g)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related

82	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within Derivative Instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

83	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2013	2012	2011
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$129,276	96,520	67,986
Net realized gains:
Derivative instruments:
FWH under reinsurance	156,915	205,099	1,795
Benefits and claims:
Benefits incurred	1,414	1,522	716
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$59,338	75,933	85,994
Cost of reinsurance, 2010 activity	52,849	62,824	73,721
Cost of reinsurance, 2011 activity	39,493	45,099	51,125
Cost of reinsurance, 2013 activity	4,904	—	—
Policy and contract claims	65	302	255
Other liabilities:
FWH under reinsurance:
Margin account	29,304	65,508	34,227
Unrealized gains (losses) derivative instrument	263	6,630	(1,795)
Premiums payable	13,251	9,327	6,371

84

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$85,445	91,728	91,728
Obligations of states and political subdivisions	681,919	657,047	657,047
Debt securities issued by foreign governments	999	1,018	1,018
Corporate securities	3,758,904	4,014,938	4,014,938
Asset-backed securities	558,397	571,597	571,597
Mortgage-backed securities	1,032,481	1,030,891	1,030,891

Total fixed maturity available-for-sale securities	6,118,145	6,367,219	6,367,219

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,511	38,259	38,259
Nonredeemable preferred stocks:	36,298	29,184	29,184

Total equity securities available-for-sale	71,809	67,443	67,443

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	9,517	10,213	9,517
Obligations of states and political subdivisions	1,795	2,197	1,795
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,111,408	1,172,080	1,111,408
Asset-backed securities	—	—	—

Total fixed maturity held-to-maturity securities	1,123,720	1,185,490	1,123,720

Trading securities:
Bonds:
Obligations of states and political subdivisions	301	313	313
Corporate securities	7,755	8,230	8,230
Asset-backed securities	742	760	760
Mortgage-backed securities	63	64	64

Total fixed maturity trading securities:	8,861	9,367	9,367

Mortgage loans on real estate, net	1,239,490		1,233,958	[1]

Real estate, net:
Investment properties	20,865		20,865
Acquired in satisfaction of debt	4,125		3,347

Total real estate, net	24,990		24,212	[2]

Policy loans	389,425		389,425
Other long-term investments	32,791		12,820	[3]
Short-term investments securities landing collateral	197,502		197,502
Short-term investments	38,394		38,394

Total investments	$9,245,127		9,464,060

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and Annuities	631,562	3,141,496			20,141
Other Insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and Annuities	430,241	3,067,228			13,412
Other Insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

2011:
Individual life insurance	$532,014	4,056,126			203,103
Pension and Annuities	378,853	3,126,132			13,931
Other Insurance	13,550	1,795,052			17,286
Corporate	—	—			—

Total	$924,417	8,977,310			234,320

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and Annuities	179,036	106,630	65,013	177,965
Other Insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and Annuities	195,972	138,538	125,018	150,424
Other Insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

2011:
Individual life insurance	$247,278	394,851	65,632	39,010
Pension and Annuities	211,840	178,013	92,076	129,776
Other Insurance	12,046	12,220	(1,413)	6,658
Corporate	(4,630)	(278,294)	12,842	13,715

Total	$466,534	306,790	169,137	189,159

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and Annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and Annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

2011:
Life insurance in force	$137,520,711	85,783,951	125,407	51,862,167	0.2%
Premiums:
Life insurance	430,981	229,745	1,867	203,103	0.9%
Pension and Annuities	13,931	—	—	13,931	—%
Accident and health insurance	33,767	21,797	5,316	17,286	30.8%

Total	$478,679	251,542	7,183	234,320	3.1%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636
2011:
Valuation allowances – mortgage loans on real estate	$7,287	(3,479)	—	—	3,808

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account B

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 7, 2014.

Statements of Assets and Contract Owners’ Equity, December 31, 2013.

Statements of Operations for the Period Ended December 31, 2013.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2013 and 2012.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2014.

Consolidated Balance Sheets, December 31, 2013 and 2012.

Consolidated Statements of Income for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2013, 2012 and 2011.

Notes to Consolidated Financial Statements, December 31, 2013, 2012, and 2011.

Financial Statement Schedules, December 31, 2013, 2012 and 2011.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-Effective Amendment No. 23 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(4) Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registratn’s Form N-4 on May 6, 1993 (File No. 33-62282) and is incorporated by reference herein.

(5)(a) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant’s Form N-4 on April 25, 1996 (File No. 33-62282) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of the Registrant’s Form N-4, Post-Effective Amendment No. 34 on April 26, 2013 (File no. 33-62284) and is incorporated by reference herein.

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer
Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, Operations

Richard J. Bodner*	Senior Vice President, Insurance Operations

Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director
Philip C. Byrde*	Vice President, Fixed Income Securities
Christopher J. Calabro*	Vice President, Career Marketing
Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Vice Chairman & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

J. Craig Collins*	Vice President, PGA Marketing, Southeast Division

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Senior Vice President, Institutional Sales

Rocky Coppola*	Vice President and Controller
Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Senior Vice President, PGA Marketing
Michael J. DeWeirdt*	Senior Vice President, Financial Risk Management
Ronald J. Dolan*	Director, Vice Chairman
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer

Joseph M. Fischer*	Assistant Secretary
Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President, Investments

Robert K. Gongwer*	Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing
Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President, DI Product Management
David D. Herr, Jr.*	Senior Vice President & Chief Risk Officer
Cynthia Howell*	Vice President, Information Technology

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Lori A. Landrum*	Vice President and Counsel
John M. Lennon*	Vice President, National Sales Manager Group Retirement Plans
Elizabeth F. Martini*	Vice President and Counsel
Therese S. McDonough*	Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management
Jeffrey K. Oehler*	Vice President, Information Systems
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer
Joseph R. Sander*	Vice President and Treasurer
William G. Schlechter M.D.*	Vice President and Medical Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

Dennis L. Schoff*	Senior Vice President & General Counsel
James C. Smith*	Senior Vice President, Audit Services

Raymond D. Spears*	Vice President, Chief Underwriting Officer

Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Kenneth E. Stehlin*	Vice President, Disability Income Sales
Annette Teders*	Vice President, Investments
Gregory J. Trankle*	Vice President, PGA Marketing, Southwest Division
Barbara A. Turner*	Senior Vice President and Chief Compliance Officer; President and Chief Executive Officer, ONESCO

Paul J. Twilling*	Senior Vice President, Information Technology

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Michael C. Vogel*	Vice President, Information Systems
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing

Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Peter Whipple*	Senior Vice President & Chief Corporate Actuary
Nicholas A. Vision*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%
Ohio National Sudamerica S.A. (insurance company)	Chile	0.01%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, and (2) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (3) 0.01% of the voting securities of Ohio do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns (1) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile, and (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Ohio National Seguros de Vida S.A. (Chilean insurance company) owns 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 3, 2014, this series of Registrant’s contracts were owned by 667 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Gary T. Huffman	Director and President

Thomas A. Barefield	Director and Executive Vice President
Michael F. Haverkamp	Director and Secretary

Barbara A. Turner	Director and Senior Vice President
H. Douglas Cooke	Senior Vice President
Andrew J. VanHoy	Vice President, Compliance
Jeffery A. Bley, Jr.	Vice President, Operations
Teresa R. Cooper	Treasurer

Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$36,715	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2014.

Ohio National Variable Account B
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2014.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 25, 2014
Thomas A. Barefield	Director	April 25, 2014
Howard C. Becker	Director	April 25, 2014
*/s/ Jack E. Brown Jack E. Brown	Director	April 25, 2014
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 25, 2014
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 25, 2014
*/s/ Christopher A. Carlson_______ Christopher A. Carlson	Director	April 25, 2014
*/s/ Thomas G. Cody Thomas G. Cody	Director	April 25, 2014
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 25, 2014
*/s/ John W. Hayden John W. Hayden	Director	April 25, 2014
*/s/ James F. Orr James F. Orr	Director	April 25, 2014
*John R. Phillips John R. Phillips	Director	April 25, 2014
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2014
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 25, 2014
Gary E. Wendlandt	Director	April 25, 2014

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney